Vanguard® California Intermediate-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.6%)
California (98.6%)
	Abag Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2026	185	185
	Abag Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2028	320	321
	Abag Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2029	270	271
	Abag Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2030	315	316
	Abag Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2031	260	260
[1,2]	ABC Unified School District GO	0.000%	8/1/2034	4,600	3,469
	ABC Unified School District GO	3.000%	8/1/2040	3,610	2,985
	Acalanes Union High School District GO	0.000%	8/1/2039	2,135	1,232
	Acalanes Union High School District GO	6.350%	8/1/2039	15,000	16,160
	Acalanes Union High School District GO	6.550%	8/1/2039	13,115	14,201
	Acalanes Union High School District GO	0.000%	8/1/2040	5,000	2,711
	Acalanes Union High School District GO	0.000%	8/1/2041	5,000	2,563
[3]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2027	750	753
[3]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2028	1,000	1,004
[3]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2030	1,680	1,686
[3]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2031	1,640	1,646
[3]	Alameda Community Improvement Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2032	3,000	3,010
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/2043	1,000	1,053
[4]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/2034	1,325	1,237
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2034	19,135	19,156
[2]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/2035	16,335	11,533
[4]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/2035	2,750	2,746
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	20,580	20,601
[4]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	3,660	3,665
[4]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/2036	265	239
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	13,845	13,858
[4]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2036	1,330	1,332
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	5,110	5,114
[4]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	1,250	1,251
	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2033	1,000	1,141
	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2035	1,000	1,154
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/2036	370	298
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/2037	4,425	3,441
	Alameda County CA Fremont Unified School District GO	5.000%	8/1/2037	1,000	1,140
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/2038	6,550	4,907
	Alameda County CA Fremont Unified School District GO	2.000%	8/1/2039	6,890	4,957
	Alameda County CA Unified School District GO	4.000%	8/1/2029	350	354
	Alameda County CA Unified School District GO	4.000%	8/1/2030	520	525
	Alameda County CA Unified School District GO	4.000%	8/1/2031	480	484
	Alameda County CA Unified School District GO	4.000%	8/1/2032	710	716
	Alameda County CA Unified School District GO	4.000%	8/1/2033	500	504
[4]	Alameda County CA Unified School District GO	0.000%	8/1/2034	5,000	3,776
[4]	Alameda County CA Unified School District GO	0.000%	8/1/2035	10,000	7,212
	Alameda County CA Unified School District GO	3.000%	8/1/2038	1,000	881
	Alameda County CA Unified School District GO	3.000%	8/1/2042	385	303
	Alameda County CA Unified School District GO	5.000%	8/1/2042	5,000	5,050
[4]	Alameda County Oakland Unified School District GO	5.000%	8/1/2027	1,965	2,011
	Alameda County Oakland Unified School District GO	5.000%	8/1/2028	2,940	3,006
[4]	Alameda County Oakland Unified School District GO	5.000%	8/1/2028	1,210	1,237
[4]	Alameda County Oakland Unified School District GO	5.000%	8/1/2029	2,060	2,104
	Alameda County Oakland Unified School District GO	5.000%	8/1/2030	1,800	1,835
[4]	Alameda County Oakland Unified School District GO	5.000%	8/1/2030	2,030	2,071
	Alameda County Oakland Unified School District GO	5.000%	8/1/2030	5,205	5,641
[4]	Alameda County Oakland Unified School District GO	5.000%	8/1/2031	5,250	5,352
[4]	Alameda County Oakland Unified School District GO	4.000%	8/1/2034	3,500	3,508

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2034	1,220	1,375
[3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2035	1,465	1,653
[4]	Alameda County Oakland Unified School District GO	4.000%	8/1/2036	4,295	4,295
	Alameda County Oakland Unified School District GO	5.000%	8/1/2036	1,135	1,150
[3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2036	1,335	1,509
[4]	Alameda County Oakland Unified School District GO	4.000%	8/1/2037	3,465	3,426
[3]	Alameda County Oakland Unified School District GO	4.000%	8/1/2037	1,565	1,567
	Alameda County Oakland Unified School District GO	5.000%	8/1/2038	125	126
[4]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	13,250	11,004
[3]	Alameda County Oakland Unified School District GO	4.000%	8/1/2040	4,280	4,018
[3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2040	3,145	3,386
[3]	Alameda County Oakland Unified School District GO	4.000%	8/1/2041	4,645	4,328
[3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2041	7,585	8,123
[3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2042	11,125	11,858
[3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2043	5,750	6,078
[4]	Alameda County Oakland Unified School District GO	5.250%	8/1/2043	5,305	5,627
[3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2044	5,660	5,967
[3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2045	5,970	6,272
[3]	Alameda County Oakland Unified School District GO	5.000%	8/1/2046	4,335	4,535
[4]	Alhambra Unified School District GO	0.000%	8/1/2033	1,000	785
[4]	Alhambra Unified School District GO	0.000%	8/1/2036	2,500	1,732
[4]	Alhambra Unified School District GO	0.000%	8/1/2037	11,000	7,121
[4]	Alhambra Unified School District GO	0.000%	8/1/2042	1,000	491
[4]	Alum Rock Union Elementary School District GO	5.000%	8/1/2039	360	396
[4]	Alum Rock Union Elementary School District GO	5.000%	8/1/2041	250	271
	Alum Rock Union Elementary School District GO	4.000%	8/1/2042	1,000	966
[4]	Alum Rock Union Elementary School District GO	5.000%	8/1/2042	600	649
[4]	Alum Rock Union Elementary School District GO	5.000%	8/1/2043	650	699
[4]	Alum Rock Union Elementary School District GO	5.000%	8/1/2044	780	835
[4]	Alum Rock Union Elementary School District GO	5.000%	8/1/2045	1,420	1,513
[4]	Alvord Unified School District GO	5.000%	8/1/2030	1,950	2,037
[4]	Alvord Unified School District GO	5.000%	8/1/2031	1,750	1,824
[4]	Alvord Unified School District GO	5.000%	8/1/2032	1,405	1,462
[4]	Alvord Unified School District GO	0.000%	8/1/2043	3,595	1,710
[4]	Amador Water Agency COP	5.000%	12/1/2030	3,575	3,862
[4]	Amador Water Agency Water Revenue	5.000%	12/1/2030	1,860	2,010
[2]	Anaheim CA City School District GO	0.000%	8/1/2027	11,075	10,791
[2,4]	Anaheim CA City School District GO	0.000%	8/1/2029	4,190	3,837
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	1,305	1,335
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	2,000	2,044
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2032	1,100	1,187
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	1,750	1,788
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	505	544
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	250	269
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	425	456
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	500	537
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	375	401
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	525	556
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2038	900	949
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2039	1,300	1,363
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2040	500	523
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2041	1,525	1,592
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2041	1,900	1,984
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2042	1,550	1,616
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2042	2,000	2,085
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2043	1,700	1,769
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/2043	2,080	2,165
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2027	1,000	1,024
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2028	1,820	1,903
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2029	1,320	1,404
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2030	6,070	5,341
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2032	2,070	2,184
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/2034	5,500	4,106
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2034	2,000	2,035
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2035	6,500	6,607
[3]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2036	15,500	15,728
[3]	Anaheim Union High School District GO	3.000%	8/1/2040	2,585	2,185
[5]	Antelope Valley Community College District GO	5.000%	8/1/2027	465	471
[5]	Antelope Valley Community College District GO	5.000%	8/1/2028	865	900
[5]	Antelope Valley Community College District GO	5.000%	8/1/2029	910	964

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Antelope Valley Community College District GO	0.000%	8/1/2030	1,000	887
[5]	Antelope Valley Community College District GO	5.000%	8/1/2030	955	1,027
	Antelope Valley Community College District GO	0.000%	8/1/2032	2,345	1,930
[5]	Antelope Valley Community College District GO	5.000%	8/1/2032	1,065	1,172
[5]	Antelope Valley Community College District GO	5.000%	8/1/2035	1,235	1,383
[5]	Antelope Valley Community College District GO	5.000%	8/1/2038	1,430	1,573
[5]	Antelope Valley Community College District GO	5.000%	8/1/2041	1,655	1,761
[5]	Antelope Valley Community College District GO	5.000%	8/1/2042	735	779
[5]	Antelope Valley Community College District GO	5.000%	8/1/2043	895	945
[5]	Antelope Valley Community College District GO	5.000%	8/1/2044	750	788
	Antelope Valley Healthcare District Health, Hospital, Nursing Home Revenue	5.250%	3/1/2036	1,870	1,848
	Antelope Valley Healthcare District Health, Hospital, Nursing Home Revenue	5.000%	3/1/2041	575	533
	Antelope Valley Healthcare District Health, Hospital, Nursing Home Revenue	5.000%	3/1/2046	6,415	5,794
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2038	2,120	2,370
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2039	1,855	2,050
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2040	1,325	1,451
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2041	2,215	2,406
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2042	1,365	1,477
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2043	1,900	2,043
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2044	1,910	2,040
	Antelope Valley-East Kern Water Agency Financing Authority Intergovernmental Agreement Revenue (High Desert Water Bank Program)	5.000%	4/1/2045	1,925	2,050
	Arcadia CA Unified School District GO	4.000%	8/1/2046	2,210	2,099
[4]	Azusa Unified School District GO	0.000%	7/1/2027	250	244
[6]	Bakersfield City School District GO, 5.800% coupon rate effective 5/1/2033	0.000%	5/1/2042	6,925	5,430
	Baldwin Park Unified School District GO	4.000%	8/1/2028	85	87
	Baldwin Park Unified School District GO	4.000%	8/1/2029	100	102
	Baldwin Park Unified School District GO	4.000%	8/1/2030	100	102
	Baldwin Park Unified School District GO	4.000%	8/1/2031	150	153
	Baldwin Park Unified School District GO	4.000%	8/1/2033	100	101
	Baldwin Park Unified School District GO	3.000%	8/1/2035	200	187
	Baldwin Park Unified School District GO	3.000%	8/1/2036	200	183
	Baldwin Park Unified School District GO	3.000%	8/1/2037	320	287
	Baldwin Park Unified School District GO	3.000%	8/1/2038	335	295
	Baldwin Park Unified School District GO	3.000%	8/1/2039	450	386
	Baldwin Park Unified School District GO	3.000%	8/1/2040	450	372
[4]	Bass Lake Joint Elementary District GO	0.000%	8/1/2039	1,000	581
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2028	3,000	3,125
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2031	2,330	2,345
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2031	3,500	3,860
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2032	895	900
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2035	15,000	15,023
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2035	6,470	7,312
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/2036	3,885	3,569
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2036	6,250	7,002
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2040	3,340	3,769
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	3,440	3,665
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2041	1,245	1,393
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	3,705	3,938
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2042	7,555	8,471
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	3,175	3,365
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2043	3,870	4,332
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	2,250	2,378
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2044	3,200	3,570
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2045	2,000	2,110
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	60,160	59,171
	Bay Area Toll Authority Highway Revenue PUT	5.000%	10/1/2033	23,575	26,203
[7]	Bay Area Toll Authority Highway Revenue VRDO	2.250%	9/1/2026	14,045	14,045
[7]	Bay Area Toll Authority Highway Revenue VRDO	2.300%	9/1/2026	10,325	10,325
[7]	Bay Area Toll Authority Highway Revenue VRDO	2.350%	9/1/2026	49,530	49,530
[7]	Bay Area Toll Authority Highway Revenue VRDO	2.350%	9/1/2026	13,000	13,000
[7]	Bay Area Toll Authority Highway Revenue VRDO	2.350%	9/1/2026	9,425	9,425
[8]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.580%	4/1/2056	12,500	12,470
[8]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	2.690%	4/1/2056	13,000	12,925

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	3.530%	4/1/2036	2,000	2,001
	Beaumont CA Special Tax Revenue	5.000%	9/1/2039	400	409
	Beaumont CA Special Tax Revenue	5.000%	9/1/2044	650	657
[4]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/2041	2,275	2,465
[4]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/2042	1,385	1,493
[4]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/2043	2,750	2,948
[4]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/2044	2,000	2,133
[4]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/2045	3,910	4,156
[4]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/2046	4,320	4,550
	Belmont-Redwood Shores CA School District GO	0.000%	8/1/2042	1,825	941
	Benicia Unified School District GO	3.000%	8/1/2036	2,075	1,904
	Benicia Unified School District GO	4.000%	8/1/2042	1,370	1,323
	Benicia Unified School District GO	4.000%	8/1/2043	1,950	1,869
	Benicia Unified School District GO	4.000%	8/1/2044	1,635	1,564
	Berkeley CA GO	3.000%	9/1/2036	610	566
	Beverly Hills CA Unified School District GO	3.250%	8/1/2042	2,000	1,771
	Beverly Hills CA Unified School District GO	3.000%	8/1/2044	2,200	1,750
[2]	Bonsall Unified School District GO	0.000%	8/1/2029	1,085	995
[2]	Bonsall Unified School District GO	0.000%	2/1/2031	575	500
[4]	Bonsall Unified School District GO	0.000%	8/1/2038	1,505	927
[9]	Brea Redevelopment Agency Tax Increment/Allocation Revenue	0.000%	8/1/2029	5,365	4,916
[9]	Brea Redevelopment Agency Tax Increment/Allocation Revenue	0.000%	8/1/2030	6,710	5,935
[4]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/2026	2,000	2,000
[4]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/2027	2,365	2,368
[4]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/2029	1,240	1,242
[4]	Brentwood Infrastructure Financing Authority Special Assessment Revenue	5.000%	9/2/2030	745	746
	Burlingame Financing Authority Lease (Abatement) Revenue (Community Center Project)	5.000%	7/1/2041	1,290	1,331
	Burlingame School District GO	0.000%	8/1/2028	250	238
	Burlingame School District GO	0.000%	8/1/2029	500	461
	Burlingame School District GO	0.000%	8/1/2030	755	672
	Burlingame School District GO	3.000%	8/1/2036	175	163
	Burlingame School District GO	3.000%	8/1/2037	255	232
	Burlingame School District GO	3.000%	8/1/2038	175	156
	Burlingame School District GO	3.000%	8/1/2039	175	152
	Burlingame School District GO	3.000%	8/1/2040	235	196
	Burlingame School District GO	3.000%	8/1/2041	350	287
	Cabrillo Unified School District GO	5.000%	8/1/2043	1,345	1,456
	California (Veterans Bond Program) GO	4.550%	12/1/2037	1,000	1,046
	California (Veterans Bond Program) GO	4.750%	12/1/2042	2,250	2,329
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2030	895	920
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2030	3,760	3,921
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2031	2,045	2,102
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2031	83,510	87,730
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2031	2,045	2,099
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2032	4,090	4,189
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2032	4,270	4,361
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	1/1/2033	4,355	4,435
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2033	3,035	3,084
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2035	85,210	91,336
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	12/1/2035	95,460	102,145
	California Community Choice Financing Authority Electric Power & Light Revenue	5.250%	2/1/2036	100,000	106,164
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/2036	106,025	108,842
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	6/1/2036	115,135	123,013
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2027	3,000	3,058
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2028	3,000	3,104
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2028	1,500	1,544
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2029	2,415	2,494
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2029	1,670	1,729
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2029	3,000	3,139
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2029	1,265	1,291
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2030	1,985	2,062
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2030	4,015	4,180
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2030	1,795	1,869
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2030	3,000	3,154
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2030	1,200	1,225
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2031	1,675	1,749
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2031	1,350	1,376
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2032	1,800	1,880
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2032	2,250	2,286
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	11/1/2033	30,000	31,816

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	120,650	121,446
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	68,870	71,191
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	121,050	125,304
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	116,785	122,373
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	75,490	80,987
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	88,555	92,165
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	91,450	95,770
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	65,740	68,850
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	99,270	106,104
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	119,165	123,569
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	151,080	153,398
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	125,115	133,575
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2033	88,750	91,944
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	110,250	111,259
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	126,020	130,979
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2031	106,870	107,233
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	95,655	97,206
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	91,235	95,957
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	118,725	119,925
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	67,660	68,915
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	91,945	96,789
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2035	87,860	92,613
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	2/1/2036	50,005	52,589
[7,10]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	2.800%	9/1/2026	4,335	4,335
[7,10]	California Community Choice Financing Authority Electric Power & Light Revenue TOB VRDO	2.800%	9/1/2026	11,200	11,200
	California Community Choice Financing Authority Natural Gas Revenue	5.000%	10/1/2034	89,955	95,011
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2028	1,635	1,685
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2030	1,075	1,103
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2032	875	895
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2033	960	980
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2034	800	815
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2036	1,600	1,624
	California Community College Financing Authority Local or Guaranteed Housing Revenue (NCCD - Orange Coast Properties LLC - Orange Coast College Project)	5.000%	5/1/2038	1,500	1,516
[10]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2043	5,500	4,955
[10]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/2050	981	19
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2027	1,400	1,422
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2027	445	452
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2027	1,080	1,097
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2027	275	279
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2028	915	947
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2028	480	497
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2028	435	451
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2028	200	207
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,300	1,367
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2029	600	632
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,120	1,186
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,080	1,155
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2030	860	920
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2030	615	658
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2031	1,040	1,096
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2031	450	483
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2031	225	242
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2032	1,165	1,220
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2032	300	321
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2032	450	482
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2032	1,075	1,151
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2033	245	261
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2033	600	640
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2033	900	951
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2034	2,895	2,895
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2034	1,190	1,199
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2034	910	917
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2034	420	423

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2035	1,270	1,261
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2035	560	561
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2035	500	501
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2036	1,850	1,825
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2036	1,090	1,084
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2037	3,910	3,818
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2037	640	629
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2037	1,000	983
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2037	1,095	1,077
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2038	2,130	2,060
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2038	700	687
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2038	800	786
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2039	3,650	3,494
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2039	800	773
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2039	1,000	967
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2039	1,110	1,073
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2040	3,955	3,734
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2040	825	789
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2041	585	559
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2042	285	271
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2044	1,900	2,045
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2045	1,000	1,073
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/2046	2,450	2,614
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2026	595	595
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2026	1,960	1,968
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2027	970	970
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2027	200	200
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2027	2,050	2,092
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2028	300	314
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2028	1,175	1,176
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2028	2,090	2,166
	California Educational Facilities Authority College & University Revenue	3.000%	10/1/2029	115	112
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2029	375	375
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2029	1,945	2,009
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2030	2,460	2,534
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2030	260	275
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2031	850	883
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2031	100	100
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2031	2,280	2,342
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2032	445	461
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2032	3,170	3,248
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2033	575	578
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2033	775	784
[2]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/2033	1,220	944
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2034	625	628
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2034	905	915
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2034	1,725	1,797
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2034	1,210	1,233
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2035	1,000	1,103
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2035	100	100
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2035	1,015	1,050
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2035	1,335	1,356
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2036	1,120	1,131
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2036	1,370	1,511
[2]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/2036	4,585	3,073
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2036	2,010	2,034
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2037	530	535
[2]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/2037	3,000	1,904
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2037	885	908
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2037	500	500
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2037	1,900	1,905
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2037	1,765	1,783
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2038	1,405	1,536
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2038	620	634
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2038	1,225	1,219
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/2039	2,955	3,378
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2039	900	977
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2040	1,130	1,138
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/2040	18,725	21,834
	California Educational Facilities Authority College & University Revenue	0.000%	7/1/2040	1,000	547

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	16,000	18,106
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2043	500	508
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/2043	1,040	1,091
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2044	10,290	10,029
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2045	1,250	1,409
	California Educational Facilities Authority College & University Revenue PUT	5.000%	3/1/2035	18,000	20,587
[10]	California Educational Facilities Authority Revenue TOB VRDO	2.900%	9/1/2026	409	409
[10]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/2031	1,250	1,232
[10]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/2042	4,000	3,479
[10]	California Enterprise Development Authority Charter School Aid Revenue (The Rocklin Academy Project)	5.000%	6/1/2034	850	875
[10]	California Enterprise Development Authority Charter School Aid Revenue (The Rocklin Academy Project)	5.000%	6/1/2044	750	729
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.000%	11/1/2041	6,710	7,215
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.000%	11/1/2043	1,550	1,654
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/2027	730	740
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/2029	625	648
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/2030	290	303
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/2035	585	601
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/2040	1,495	1,509
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2027	1,025	1,032
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2028	1,160	1,188
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2029	1,310	1,361
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2030	1,465	1,536
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2032	1,615	1,715
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (Pomona Properties LLC Project)	5.000%	1/15/2034	1,780	1,897
	California Enterprise Development Authority Private Schools Revenue	4.000%	6/1/2036	935	917
	California Enterprise Development Authority Private Schools Revenue	5.000%	6/1/2036	460	480
	California Enterprise Development Authority Private Schools Revenue (Milken Community School Project)	5.000%	7/1/2033	3,135	3,428
	California Enterprise Development Authority Private Schools Revenue (Milken Community School Project)	5.000%	7/1/2036	590	645
	California GO	3.500%	8/1/2027	16,345	16,485
	California GO	5.000%	8/1/2027	6,540	6,687
	California GO	4.000%	9/1/2027	5,745	5,829
	California GO	5.000%	9/1/2027	3,000	3,073
	California GO	5.000%	10/1/2027	8,095	8,309
	California GO	5.000%	10/1/2027	1,000	1,026
	California GO	5.000%	10/1/2027	19,805	20,329
	California GO	5.000%	11/1/2027	5,175	5,322
	California GO	5.000%	11/1/2027	25,135	25,849
	California GO	5.000%	12/1/2027	10,000	10,304
	California GO	5.000%	4/1/2028	7,965	8,265
	California GO	5.000%	8/1/2028	10,000	10,233
	California GO	5.000%	8/1/2028	5,000	5,226
	California GO	5.000%	8/1/2028	10,790	11,278
	California GO	4.000%	9/1/2028	7,000	7,004
	California GO	4.000%	9/1/2028	5,805	5,966
	California GO	5.000%	9/1/2028	15,000	15,707
	California GO	5.000%	10/1/2028	1,010	1,058
	California GO	5.000%	10/1/2028	10,000	10,480
	California GO	5.000%	10/1/2028	6,000	6,288
	California GO	5.000%	11/1/2028	20,000	20,992
	California GO	5.000%	3/1/2029	13,525	14,286
	California GO	5.000%	4/1/2029	5,125	5,421
	California GO	5.000%	4/1/2029	8,000	8,462
	California GO	5.000%	8/1/2029	12,200	12,978
	California GO	5.000%	9/1/2029	15,000	15,978
	California GO	5.000%	10/1/2029	7,855	8,215
	California GO	5.000%	10/1/2029	17,710	18,890
	California GO	5.000%	3/1/2030	1,730	1,857
	California GO	5.000%	4/1/2030	2,240	2,408
	California GO	5.000%	4/1/2030	4,285	4,606
	California GO	5.000%	8/1/2030	9,420	9,628
	California GO	5.000%	8/1/2030	20,000	21,601
	California GO	5.000%	9/1/2030	5,000	5,407
	California GO	4.000%	11/1/2030	14,470	14,649

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	11/1/2030	11,835	12,163
	California GO	5.000%	4/1/2031	8,410	9,167
	California GO	5.000%	8/1/2031	4,000	4,378
	California GO	5.000%	8/1/2031	10,000	10,946
	California GO	5.000%	8/1/2031	1,790	1,959
	California GO	5.000%	8/1/2031	15,175	16,610
	California GO	5.000%	9/1/2031	6,015	6,591
	California GO	5.000%	9/1/2031	9,450	10,354
	California GO	5.000%	9/1/2031	3,250	3,561
	California GO	4.000%	11/1/2031	15,000	15,161
	California GO	5.000%	11/1/2031	4,000	4,391
	California GO	5.000%	3/1/2032	1,895	2,090
	California GO	5.000%	4/1/2032	1,980	2,186
	California GO	5.000%	8/1/2032	16,565	18,354
	California GO	5.000%	8/1/2032	13,840	15,334
[4]	California GO	5.250%	8/1/2032	11,200	12,406
	California GO	5.000%	9/1/2032	6,000	6,552
	California GO	5.000%	9/1/2032	2,750	3,050
	California GO	5.000%	9/1/2032	30,680	34,022
	California GO	5.000%	10/1/2032	5,380	5,971
	California GO	4.000%	11/1/2032	12,175	12,284
	California GO	5.000%	3/1/2033	7,340	7,811
	California GO	5.000%	3/1/2033	1,100	1,224
	California GO	5.000%	4/1/2033	2,615	2,751
	California GO	5.000%	4/1/2033	2,405	2,640
	California GO	5.000%	4/1/2033	1,005	1,057
	California GO	5.000%	8/1/2033	5,000	5,097
	California GO	5.000%	8/1/2033	8,790	9,822
	California GO	5.000%	8/1/2033	13,000	14,526
	California GO	5.000%	8/1/2033	3,925	4,386
	California GO	5.000%	8/1/2033	10,000	11,174
[5]	California GO	5.000%	8/1/2033	5,650	6,313
	California GO	5.000%	9/1/2033	7,040	7,764
	California GO	3.000%	10/1/2033	2,150	2,093
	California GO	4.000%	10/1/2033	1,500	1,552
	California GO	3.000%	11/1/2033	5,000	4,924
	California GO	4.000%	11/1/2033	12,500	12,586
	California GO	5.000%	3/1/2034	2,135	2,265
	California GO	5.000%	3/1/2034	1,270	1,347
[5]	California GO	4.000%	8/1/2034	2,250	2,356
	California GO	5.000%	8/1/2034	5,160	5,254
	California GO	5.000%	8/1/2034	7,360	8,258
	California GO	5.000%	8/1/2034	11,840	13,284
[5]	California GO	5.000%	8/1/2034	6,925	7,769
	California GO	5.000%	9/1/2034	5,700	6,249
	California GO	3.000%	10/1/2034	1,150	1,102
	California GO	4.000%	10/1/2034	1,400	1,439
	California GO	5.000%	10/1/2034	5,000	5,511
	California GO	4.000%	11/1/2034	10,895	10,944
	California GO	5.000%	11/1/2034	8,070	8,625
	California GO	5.000%	12/1/2034	5,000	5,348
	California GO	5.000%	3/1/2035	23,600	24,962
	California GO	5.000%	3/1/2035	3,030	3,416
	California GO	5.000%	4/1/2035	7,865	8,553
	California GO	5.000%	4/1/2035	19,660	20,410
	California GO	5.000%	8/1/2035	10,000	11,159
	California GO	5.000%	8/1/2035	4,220	4,763
[5]	California GO	5.000%	8/1/2035	3,895	4,396
	California GO	5.000%	9/1/2035	13,410	14,624
	California GO	3.000%	10/1/2035	3,185	3,001
	California GO	5.000%	10/1/2035	5,250	5,760
	California GO	4.000%	11/1/2035	2,565	2,616
	California GO	5.000%	11/1/2035	1,000	1,021
	California GO	5.000%	11/1/2035	3,810	3,890
	California GO	5.000%	11/1/2035	4,000	4,259
	California GO	5.000%	12/1/2035	7,220	7,693
	California GO	4.000%	3/1/2036	26,775	27,186
	California GO	4.000%	3/1/2036	1,000	1,034
	California GO	5.000%	3/1/2036	1,750	1,847
	California GO	5.000%	3/1/2036	5,225	5,854

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/2036	7,390	8,201
	California GO	5.000%	8/1/2036	4,415	4,952
[5]	California GO	5.000%	8/1/2036	2,375	2,691
	California GO	3.000%	9/1/2036	7,565	6,923
	California GO	5.000%	9/1/2036	4,070	4,426
	California GO	5.000%	9/1/2036	7,655	8,325
	California GO	5.000%	9/1/2036	8,610	9,453
	California GO	5.000%	9/1/2036	15,245	16,830
	California GO	5.000%	9/1/2036	3,120	3,444
	California GO	3.000%	10/1/2036	6,815	6,273
	California GO	4.000%	10/1/2036	5,550	5,578
	California GO	4.000%	10/1/2036	1,435	1,459
	California GO	5.000%	10/1/2036	4,950	5,405
	California GO	5.000%	11/1/2036	4,180	4,263
	California GO	4.000%	3/1/2037	5,500	5,561
	California GO	4.000%	3/1/2037	1,000	1,025
	California GO	5.000%	8/1/2037	20,000	22,009
	California GO	5.000%	8/1/2037	4,000	4,445
[5]	California GO	5.000%	8/1/2037	4,155	4,661
[5]	California GO	5.000%	8/1/2037	7,290	8,252
	California GO	5.000%	9/1/2037	15,000	16,343
	California GO	3.000%	10/1/2037	8,250	7,390
	California GO	4.000%	10/1/2037	8,655	8,666
	California GO	4.000%	10/1/2037	6,125	6,195
	California GO	4.000%	10/1/2037	5,000	5,057
	California GO	5.000%	10/1/2037	28,520	30,655
	California GO	4.000%	11/1/2037	5,200	5,253
	California GO	5.000%	11/1/2037	7,000	7,244
	California GO	5.000%	11/1/2037	10,050	10,240
	California GO	5.000%	11/1/2037	12,980	14,062
	California GO	4.000%	3/1/2038	15,120	15,221
	California GO	4.000%	3/1/2038	1,000	1,015
	California GO	5.000%	4/1/2038	1,235	1,289
[5]	California GO	5.000%	8/1/2038	1,245	1,375
	California GO	5.000%	9/1/2038	9,300	10,054
	California GO	5.000%	8/1/2039	22,435	24,191
	California GO	5.000%	9/1/2039	7,120	7,624
	California GO	5.000%	9/1/2039	1,035	1,112
	California GO	5.000%	10/1/2039	3,500	3,754
	California GO	5.000%	10/1/2039	22,200	23,754
	California GO	5.000%	10/1/2039	5,000	5,451
	California GO	5.000%	11/1/2039	13,090	13,481
	California GO	4.000%	3/1/2040	10,070	9,902
	California GO	5.000%	10/1/2040	12,000	12,990
	California GO	3.000%	11/1/2040	2,350	1,990
	California GO	5.000%	9/1/2041	1,000	1,062
	California GO	5.000%	9/1/2041	9,000	9,577
	California GO	4.000%	10/1/2041	17,700	17,398
	California GO	4.000%	10/1/2041	11,545	11,272
	California GO	3.000%	11/1/2041	6,375	5,312
	California GO	3.200%	12/1/2041	2,000	1,726
	California GO	4.000%	4/1/2042	15	15
	California GO	5.000%	4/1/2042	4,725	4,795
	California GO	4.000%	9/1/2042	4,610	4,477
	California GO	5.000%	9/1/2042	40,035	42,369
	California GO	4.000%	10/1/2042	5,975	5,802
[11]	California GO	5.000%	10/1/2042	29,800	30,797
	California GO	5.000%	10/1/2042	21,485	22,805
	California GO	5.000%	10/1/2042	9,220	9,909
	California GO	5.000%	3/1/2043	1,845	1,959
	California GO	5.000%	8/1/2043	1,145	1,219
[5]	California GO	5.000%	8/1/2043	5,000	5,351
	California GO	4.000%	9/1/2043	7,150	6,920
	California GO	5.000%	9/1/2043	20,000	21,226
	California GO	5.000%	9/1/2043	15,485	16,348
	California GO	5.000%	10/1/2043	10,105	10,796
	California GO	5.000%	11/1/2043	7,265	7,700
	California GO	3.000%	12/1/2043	12,890	10,381
	California GO	5.000%	3/1/2044	7,230	7,655
	California GO	4.000%	8/1/2044	10,000	9,650

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/2044	5,050	5,359
	California GO	5.000%	9/1/2044	15,415	16,231
	California GO	5.000%	10/1/2044	9,490	10,106
	California GO	4.350%	12/1/2044	5,450	5,426
	California GO	4.125%	3/1/2045	3,680	3,592
	California GO	5.000%	3/1/2045	4,505	4,756
	California GO	5.000%	8/1/2045	6,000	6,347
	California GO	5.000%	8/1/2045	6,250	6,612
	California GO	5.000%	10/1/2045	5,315	5,641
[5]	California GO	5.000%	8/1/2046	34,490	36,534
[5]	California GO	5.000%	8/1/2046	3,805	4,030
	California GO	2.375%	10/1/2046	2,500	1,696
	California GO	5.000%	10/1/2046	2,500	2,644
	California GO	5.000%	10/1/2047	27,675	29,166
[10]	California GO TOB VRDO	2.800%	9/1/2026	20,500	20,500
[7]	California GO VRDO	2.250%	9/1/2026	2,885	2,885
[7]	California GO VRDO	1.520%	9/3/2026	6,130	6,130
	California GO, Prere.	5.000%	8/1/2027	610	624
	California GO, Prere.	5.000%	3/1/2030	290	313
	California GO, Prere.	5.000%	3/1/2030	130	140
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	2,700	2,705
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2027	5,210	5,212
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	570	579
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,275	3,345
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	340	341
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.850%	11/15/2027	4,500	4,502
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,145	1,181
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2028	1,675	1,676
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	515	532
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	3,325	3,464
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,840	1,843
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,375	1,377
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	500	519
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	8,795	9,149
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	540	566
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/2029	650	643
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	165	170
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	500	525
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	1,520	1,534
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2030	575	575
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,900	2,014
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/2030	210	206
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	3,915	3,943
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	2,015	2,018
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	4,000	4,006
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,180	1,186
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	500	530
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2031	2,085	2,085
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	7,990	8,445
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,095	1,102
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	2,200	2,203
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	5,000	5,007
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,400	1,435
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	530	566
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	15,000	16,076
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	8,520	9,102
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.750%	2/1/2032	1,205	1,209
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2032	800	890
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2032	2,805	2,800
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	8,360	8,798
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	1,020	1,026
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2032	225	234
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	3,170	3,244
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	630	678
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	13,210	14,214
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	3,105	3,131
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	750	844
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2033	5,055	5,021
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2033	2,820	2,820
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	2,730	2,861

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	620	623
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2033	5,045	5,051
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,960	3,026
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	405	414
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	2,580	2,593
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	800	865
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2034	2,510	2,530
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2034	850	966
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2034	2,730	2,692
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	2,870	2,995
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2034	1,535	1,475
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2034	1,890	1,893
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2034	5,650	5,656
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2034	1,020	1,054
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2034	905	936
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2034	1,210	1,272
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	615	628
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	4,065	4,086
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	400	408
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	4,500	4,533
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	850	969
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2035	4,065	4,010
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2035	4,700	4,732
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	5,565	5,579
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2035	13,820	15,804
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2035	8,245	8,155
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2035	240	242
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2035	1,500	1,545
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	3,200	3,216
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	7,515	7,654
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	550	561
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	10,785	10,984
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	750	765
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	1,005	1,138
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2035	12,190	13,414
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2036	3,000	3,020
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	11,460	11,497
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2036	3,160	3,269
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2036	4,115	4,121
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2036	3,585	3,510
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2036	250	252
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	4,615	4,638
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	5,230	5,317
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	1,050	1,069
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	6,745	6,857
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	760	774
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	11,945	13,513
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	42,500	45,200
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2037	12,490	12,460
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2037	3,110	3,111
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2037	3,500	3,177
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2037	4,995	4,534
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2037	270	271
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	28,320	28,738
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	12,950	13,141
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	920	1,029
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	13,205	13,921
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	11,800	11,642
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2038	3,750	3,335
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2038	3,835	3,411
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2038	4,950	4,834
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2038	365	365
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	8,060	8,168
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	9,385	9,511
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	3,045	3,171
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	990	1,096
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2038	5,565	5,819
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	3/1/2039	3,420	2,838
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2039	1,675	1,568
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	530	516

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	1,840	1,731
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	775	770
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2039	7,375	6,409
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	3,505	3,634
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2040	11,890	11,428
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2040	1,300	1,323
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2040	10,200	10,011
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2040	690	645
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2040	4,190	4,408
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	21,180	22,445
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.125%	11/1/2041	6,000	4,139
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2041	3,000	3,145
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/2042	140	125
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	8,900	8,786
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	15,555	14,433
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	1,465	1,532
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2042	6,000	6,430
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2042	4,000	4,181
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	2,500	2,537
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	7,500	7,817
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2043	10,230	10,920
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2043	2,230	2,318
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2044	2,050	2,182
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/2044	1,000	831
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2044	13,515	12,673
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	11,000	11,423
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	16,730	17,786
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2044	1,500	1,550
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2045	1,190	1,089
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	2,245	1,970
[4]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2045	3,175	2,916
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2045	13,895	14,713
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2046	2,000	1,894
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2046	5,335	5,619
[3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2047	5,000	4,434
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2047	7,150	7,627
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2049	1,805	1,913
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2027	39,550	40,375
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2028	21,645	22,215
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2029	9,300	9,756
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	680	722
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2030	12,290	13,014
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/4/2031	8,000	8,655
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2031	10,325	11,222
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2032	35,630	38,494
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2034	24,765	27,304
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.250%	10/1/2035	1,025	1,129
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2036	34,400	38,708
[7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.350%	9/1/2026	3,600	3,600
[7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.400%	9/1/2026	21,700	21,700
[8]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 2.500%	4.780%	11/15/2051	3,950	3,955
	California Health Facilities Financing Authority Revenue	5.000%	7/1/2027	4,305	4,397
	California Health Facilities Financing Authority Revenue	5.000%	7/1/2028	4,405	4,589
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	2/1/2029	600	607
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	8/1/2029	625	633
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	2/1/2030	600	608
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	2/1/2031	500	506
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	8/1/2031	400	405
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	2/1/2032	1,385	1,393
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	8/1/2032	250	253
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	2/1/2033	200	202
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	2/1/2033	535	539
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/2033	54,662	55,055
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	8/1/2033	620	624
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	2/1/2034	260	261
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2034	800	809
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	8/1/2034	385	386
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	8/1/2034	500	505
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/2034	2,495	2,417

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/2035	23,315	23,765
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	2/1/2035	1,000	1,010
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/2035	75,622	75,182
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	8/1/2035	285	284
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	8/1/2035	650	656
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	72,979	69,461
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	12/1/2035	2,218	1,847
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	2/1/2036	820	828
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/2036	1,000	1,010
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/2036	50,412	47,461
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/2036	17,966	17,864
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	2/1/2037	1,000	1,011
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	8/1/2037	1,000	1,008
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	11/1/2037	3,875	3,770
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/2038	4,762	3,886
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	8/1/2038	800	787
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2039	10,000	9,531
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	9,595	9,143
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	11,390	10,853
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/2041	1,480	1,385
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.330%	2/1/2042	5,000	4,635
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	2/1/2043	17,010	16,462
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	5/1/2043	4,815	4,479
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	8/1/2044	5,760	5,508
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	8/1/2044	8,300	8,304
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2026	5,000	5,005
[12]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2028	4,080	4,094
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.750%	5/1/2028	2,900	2,884
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.750%	11/1/2028	1,600	1,583
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.900%	5/1/2029	7,500	7,481
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.950%	12/1/2029	4,000	3,985
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.600%	4/1/2030	2,100	2,053
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.875%	7/1/2030	2,175	2,155
[7,10]	California Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.000%	9/1/2026	3,519	3,519
[7,10]	California Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.000%	9/1/2026	1,093	1,093
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2026	560	561
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2027	555	561
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2028	500	508
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2029	600	611
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2029	3,100	3,264
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2030	500	509
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2030	300	323
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2031	795	853
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2031	275	299
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2032	750	800
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2033	525	558
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2033	700	772
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2034	350	387
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2035	1,570	1,652
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2035	300	329
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2036	850	848
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2036	525	571
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2037	1,720	1,695
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2037	250	269
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2038	1,785	1,740
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2038	300	320
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2040	1,935	1,834
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2040	300	315
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2041	300	313
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2042	300	312
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2043	450	468
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2044	375	388
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2037	2,500	2,570
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2037	1,245	1,390
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2038	1,445	1,595
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2043	1,985	2,114
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2044	4,250	4,505
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2045	3,115	3,292
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2040	4,250	4,377

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2041	3,750	3,840
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2042	5,130	5,226
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2043	2,720	2,764
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2044	6,665	6,725
[10]	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (PIH Health Energy Projects)	5.000%	12/1/2046	13,110	13,267
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2027	1,150	1,177
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2034	660	692
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2035	1,000	1,045
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2036	2,500	2,604
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2038	1,260	1,303
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/2039	2,710	2,789
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/2026	860	860
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	7/1/2029	985	986
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/2032	2,515	2,519
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/2026	1,510	1,513
[10]	California Infrastructure & Economic Development Bank Private Schools Revenue	5.000%	7/1/2044	1,330	1,271
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/2031	7,500	8,179
	California Infrastructure & Economic Development Bank Recreational Revenue	3.250%	6/1/2033	6,425	6,353
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/2033	2,500	2,765
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/2036	2,810	2,834
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/2037	4,220	4,229
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	5/1/2038	4,140	4,110
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	11/1/2041	3,045	2,996
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/2028	49,000	46,904
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2040	5,000	5,035
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/2043	17,500	17,340
	California Municipal Finance Authority	4.050%	7/20/2041	1,319	1,188
[10]	California Municipal Finance Authority Charter School Aid Revenue (Palmdale Aerospace Academy Project)	5.000%	7/1/2038	1,350	1,346
[10]	California Municipal Finance Authority Charter School Aid Revenue (Palmdale Aerospace Academy Project)	5.000%	7/1/2041	575	550
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2026	300	300
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2026	715	716
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2027	1,170	1,176
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2027	490	490
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2027	2,565	2,606
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2027	2,030	2,067
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2027	1,160	1,181
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2028	860	877
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2028	560	560
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2028	1,170	1,209
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2028	780	795
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2028	700	736
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2029	500	509
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2029	2,160	2,197
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2029	450	464
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2030	785	798
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2030	745	745
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2030	585	594
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2030	225	231
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2030	525	570
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2030	300	326
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2031	1,020	1,035
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2031	2,140	2,171
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2031	825	845
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2031	650	702
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2032	855	866
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/2032	120	120
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2032	1,190	1,206
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2032	725	781
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2033	1,100	1,113
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2033	1,000	1,009
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/2033	120	119
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2033	1,070	1,083
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2033	1,125	1,148
	California Municipal Finance Authority College & University Revenue	5.000%	11/1/2033	720	773
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2034	1,160	1,172

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/2034	150	148
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2034	570	576
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2034	1,225	1,246
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2034	785	790
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2035	1,030	1,021
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/2035	160	156
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2035	3,295	3,326
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2035	225	228
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2035	645	646
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2036	1,960	1,973
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2036	100	101
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/2036	175	168
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2036	1,845	1,861
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2036	1,250	1,267
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2036	1,000	1,045
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2036	850	845
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2037	1,645	1,654
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/2037	170	161
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2037	1,275	1,289
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2037	600	625
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2037	375	369
	California Municipal Finance Authority College & University Revenue	5.000%	7/1/2038	1,000	1,078
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2038	1,000	1,038
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2038	875	852
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2039	835	863
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2039	2,230	2,240
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2039	600	578
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2040	540	516
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2041	2,970	2,772
	California Municipal Finance Authority College & University Revenue	3.000%	10/1/2041	1,810	1,386
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2043	4,050	4,054
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2044	1,250	1,280
	California Municipal Finance Authority College & University Revenue	5.000%	7/1/2045	7,980	8,266
	California Municipal Finance Authority College & University Revenue	4.000%	10/1/2046	485	414
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/2028	1,400	1,430
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/2028	1,835	1,875
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/2028	1,185	1,226
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	2,475	2,480
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	1,480	1,483
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2026	100	100
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	2,800	2,820
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	935	948
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	665	674
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	3,820	3,826
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,000	1,014
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	1,900	1,913
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	775	792
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/2028	250	247
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,615	2,649
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	1,500	1,503
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	3,500	3,584
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	115	119
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	825	854
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,520	1,537
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	495	501
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	2,105	2,134
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2029	1,250	1,252
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	50	52
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	830	867
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2030	585	580
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,135	1,147
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	890	899
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	1,600	1,602
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	105	110
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	1,445	1,521
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,085	1,096
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,010
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	185	196
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2031	1,950	1,953
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2032	5,115	5,140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2032	1,650	1,743
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2032	1,700	1,663
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	900	908
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	3,900	3,917
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	2,000	2,120
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,150	2,168
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,030	1,039
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2034	4,250	4,267
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2034	3,325	3,507
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2034	1,240	1,186
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,575	1,587
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2034	245	262
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	4,675	4,692
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	1,010	1,061
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2035	500	473
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	5,260	5,295
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,745	1,756
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2036	1,670	1,647
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2036	7,645	7,670
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.125%	6/1/2036	1,350	1,271
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,800	1,810
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	1,900	1,911
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2036	225	240
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2036	6,000	6,004
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	175	180
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2037	1,785	1,753
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2037	2,700	2,707
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	2,865	2,878
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/2037	200	216
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2038	3,145	3,072
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/2038	300	322
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2039	2,895	2,794
[10]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	3,355	3,316
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2040	4,250	4,060
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2040	2,650	2,295
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/2040	335	352
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2041	4,920	4,639
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2041	1,120	1,106
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	1,860	1,632
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2042	7,430	6,521
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	3,035	3,036
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2044	1,750	1,782
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	6/1/2045	1,865	1,828
[4]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/2046	2,500	1,875
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2046	1,070	1,046
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	9/1/2046	1,350	1,408
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Bethany Home Project)	5.000%	11/15/2042	995	1,046
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Project)	5.000%	5/15/2042	5,000	5,248
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/2028	940	962
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/2030	1,435	1,462
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/2031	1,380	1,404
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/2035	1,475	1,494
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2030	500	541
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2031	500	547
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2032	500	551
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2033	550	611
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2034	550	613
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2035	875	965
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2036	755	826
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2037	500	544
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2039	550	588

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2040	575	611
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	4.000%	12/1/2043	1,000	936
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2027	650	671
	California Municipal Finance Authority Industrial Revenue VRDO	2.000%	9/1/2026	4,000	4,000
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2026	270	271
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2027	285	290
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2028	200	206
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2029	210	219
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	5.000%	11/1/2030	345	361
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2031	175	175
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2032	240	239
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2033	250	247
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2034	265	259
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2035	270	261
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2036	210	201
	California Municipal Finance Authority Lease (Non-Terminable) Revenue	4.000%	11/1/2041	1,915	1,657
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2027	1,925	1,951
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2027	1,000	1,014
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2027	500	508
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2028	1,385	1,436
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2028	2,400	2,489
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2028	400	414
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	1,500	1,557
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	1,000	1,046
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	1,450	1,516
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	500	527
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	8,000	8,364
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2030	3,045	3,150
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2030	600	640
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2031	3,000	3,096
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2031	3,820	3,994
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2031	500	539
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2032	500	521
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2033	1,345	1,382
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2033	1,450	1,507
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2034	1,450	1,483
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2034	940	973
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.600%	11/1/2034	2,625	2,608
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2035	1,450	1,476
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2035	2,000	2,044
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2035	2,265	2,335
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2035	5,000	5,134
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2035	1,270	1,271
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2036	2,530	2,599
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2036	2,605	2,668
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/2036	13,283	11,353
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2037	1,670	1,679
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2038	2,300	2,332
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2038	935	954
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2039	500	492
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2040	1,440	1,395
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2040	3,080	3,152
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.200%	8/1/2040	3,090	2,932
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2040	8,475	8,099
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.335%	11/20/2040	36,526	35,264
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.335%	11/20/2040	11,136	10,249
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.536%	2/20/2041	18,550	16,675
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2041	550	525
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.050%	7/20/2041	18,264	17,284
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.125%	11/1/2041	8,735	8,118
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.250%	7/1/2042	5,000	4,814
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2043	5,195	5,213
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2043	4,450	4,510
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.050%	4/1/2044	4,825	4,893
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.480%	6/1/2044	1,667	1,612
[10]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2045	2,970	2,971
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.350%	6/20/2046	3,994	4,198
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2028	775	804

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2030	645	686
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2031	600	608
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2032	570	614
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2034	500	542
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2036	1,200	1,281
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2038	955	1,007
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2040	525	540
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/2044	2,055	1,838
[10]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/2030	520	527
[10]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/2040	3,035	2,938
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project)	4.450%	12/1/2042	12,000	11,791
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/2027	1,500	1,501
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	9/1/2027	1,000	998
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	9/1/2027	1,125	1,122
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	1/1/2028	6,500	6,492
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/2028	2,285	2,285
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2028	23,585	24,479
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	12/1/2028	9,500	9,471
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.930%	6/1/2029	4,500	4,490
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	12/1/2029	1,435	1,432
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	4.500%	7/1/2036	11,890	11,935
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	4.500%	7/1/2036	1,725	1,688
[10]	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	8.000%	12/1/2044	1,000	1,000
[10]	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	8.000%	10/1/2045	830	830
[10]	California Municipal Finance Authority Multifamily Housing Revenue TOB VRDO	3.100%	9/1/2026	22,180	22,180
[7,10]	California Municipal Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.250%	9/1/2026	33,030	33,030
	California Municipal Finance Authority Private Schools Revenue	4.650%	5/1/2030	395	402
[10]	California Municipal Finance Authority Private Schools Revenue	5.000%	5/1/2034	400	411
[10]	California Municipal Finance Authority Private Schools Revenue	5.500%	5/1/2044	650	656
[10]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	5.000%	6/15/2034	1,025	1,070
[10]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	5.500%	6/15/2039	1,500	1,565
[10]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	5.900%	6/15/2044	1,865	1,960
[10]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.300%	2/1/2028	1,845	1,846
	California Municipal Finance Authority Special Tax Revenue	4.125%	9/1/2034	430	425
	California Municipal Finance Authority Special Tax Revenue	4.250%	9/1/2034	370	368
	California Municipal Finance Authority Special Tax Revenue	4.625%	9/1/2035	500	494
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2035	635	649
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2035	350	361
	California Municipal Finance Authority Special Tax Revenue	4.625%	9/1/2039	600	595
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2039	575	582
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2039	595	603
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2039	740	748
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2040	1,360	1,358
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2040	600	600
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2040	550	549
	California Municipal Finance Authority Special Tax Revenue	5.250%	9/1/2043	1,265	1,297
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2044	900	902
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2045	1,300	1,292
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2045	950	945
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/2033	355	369
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	4.250%	9/1/2034	280	282
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/2038	2,055	2,109
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	4.500%	9/1/2039	700	692
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/2039	275	279
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.250%	9/1/2043	3,465	3,561
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.500%	9/1/2043	625	643
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/2044	625	627
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.000%	9/1/2044	1,000	1,014
	California Municipal Finance Authority Transit Revenue	5.000%	6/30/2032	10,000	10,662
	California Municipal Finance Authority Transit Revenue	5.000%	9/1/2039	1,670	1,796
	California Municipal Finance Authority Transit Revenue	5.000%	9/1/2040	3,550	3,784
	California Municipal Finance Authority Transit Revenue	5.000%	9/1/2041	5,755	6,064
	California Municipal Finance Authority Transit Revenue	5.000%	9/1/2042	6,535	6,876
	California Municipal Finance Authority Transit Revenue	5.000%	9/1/2043	1,500	1,574
	California Municipal Finance Authority Transit Revenue	5.000%	9/1/2044	2,600	2,717
	California Municipal Finance Authority Transit Revenue	5.000%	9/1/2045	2,600	2,708
	California Municipal Finance Authority Transit Revenue	5.000%	9/1/2046	1,350	1,400
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/2028	4,500	4,556
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2026	1,245	1,246

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2027	440	442
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2027	2,360	2,376
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2028	450	457
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/2028	1,450	1,466
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2029	500	512
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	1,245	1,306
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2030	490	504
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	1,325	1,405
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2031	520	537
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	1,900	2,034
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2032	2,000	2,158
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2033	2,000	2,172
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2034	1,875	2,050
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2035	2,525	2,734
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2035	1,215	1,331
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2036	2,500	2,544
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2037	1,640	1,659
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2037	645	645
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2038	2,320	2,338
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2039	1,660	1,735
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2039	2,400	2,404
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2040	2,500	2,477
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2043	12,000	11,678
[10]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	5.000%	11/15/2046	3,045	2,856
	California Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/15/2031	2,055	1,981
[7]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.350%	9/1/2026	7,745	7,745
[10]	California Public Finance Authority Local or Guaranteed Housing Revenue	5.700%	6/1/2034	625	632
[10]	California Public Finance Authority Local or Guaranteed Housing Revenue	5.875%	6/1/2039	4,325	4,241
[10]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.200%	6/1/2044	16,765	16,406
[10]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/2045	6,445	6,842
[10]	California Public Finance Authority Local or Guaranteed Housing Revenue (The Park at South Stadium Projects)	5.750%	1/1/2041	6,305	6,210
[10]	California Public Finance Authority Local or Guaranteed Housing Revenue (The Park at South Stadium Projects)	6.500%	1/1/2048	8,565	8,660
[10]	California Public Finance Authority Local or Guaranteed Housing Revenue PUT	5.100%	4/1/2033	7,650	7,623
[4]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	8,435	2,554
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2027	530	530
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2027	1,115	1,116
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2028	770	770
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2028	280	280
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2028	1,155	1,156
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2029	475	479
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2029	300	300
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2029	1,230	1,230
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2030	300	302
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2030	835	836
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2030	300	300
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2030	350	350
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/2031	2,955	2,925
[10]	California School Finance Authority Charter School Aid Revenue	2.125%	8/1/2031	1,210	1,091
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2031	450	450
[10]	California School Finance Authority Charter School Aid Revenue	4.500%	7/1/2032	2,230	2,240
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2032	920	921
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2032	1,130	1,145
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2033	485	485
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2034	725	729
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2034	900	893
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2034	510	510
[10]	California School Finance Authority Charter School Aid Revenue	4.125%	7/1/2035	375	362
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2035	1,000	992
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/2036	430	406
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2037	255	260
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2038	2,790	2,604
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2039	800	820
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/2041	3,985	3,463
[10]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/2041	530	465
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2042	4,250	4,102
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2044	1,000	913
[10]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2045	1,000	971
[10]	California School Finance Authority Charter School Aid Revenue	5.750%	6/1/2046	300	308

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	California School Finance Authority Charter School Aid Revenue (Classical Academies Vista Project)	2.000%	10/1/2026	295	294
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/2027	320	324
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/2028	355	363
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/2035	925	925
[10]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/2038	2,000	2,003
[10]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	3.000%	6/1/2031	1,890	1,708
[10]	California School Finance Authority Charter School Aid Revenue (Ivy Academia Project)	4.000%	6/1/2041	1,655	1,297
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2027	220	223
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2027	280	284
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2028	410	422
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2028	310	319
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2029	495	516
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2029	240	250
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2030	200	210
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2039	1,000	1,012
[10]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/2040	3,500	3,203
[10]	California School Finance Authority Charter School Aid Revenue (Lifeline Education Charter School Project)	3.000%	7/1/2030	295	284
[10]	California School Finance Authority Charter School Aid Revenue (New Designs Charter School Adams Campus Project)	5.000%	6/1/2040	3,000	2,992
[10]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/2031	185	144
[10]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/2041	775	542
[10]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/2051	125	84
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2027	230	232
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2028	215	219
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2029	260	269
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2030	570	593
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2033	930	958
[10]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/2031	1,605	1,591
[10]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/2041	5,150	4,537
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/2027	5,000	5,095
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2027	4,000	4,093
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2028	13,000	13,342
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/2029	5,600	5,910
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2029	12,750	13,574
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/2029	11,515	11,794
	California State Public Works Board Lease (Abatement) Revenue	3.000%	5/1/2032	1,025	988
	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/2033	300	281
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2035	5,000	5,147
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/2036	6,560	7,060
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2038	1,750	1,893
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2039	3,555	3,548
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2040	1,250	1,338
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2041	720	703
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2042	1,000	1,063
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2042	4,500	4,357
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2043	1,000	1,058
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2043	1,160	1,118
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	1,675	1,764
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2045	3,750	3,939
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2045	3,020	2,856
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2047	1,420	1,315
	California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/2029	5,235	5,306
	California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/2030	2,435	2,466
	California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/2032	2,000	2,023
	California State Public Works Board Lease (Abatement) Revenue (Riverside Campus Projects)	5.000%	4/1/2034	2,575	2,602
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2035	2,365	2,664
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2036	2,530	2,834
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2037	3,375	3,734
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2038	3,765	4,105
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2039	4,200	4,546
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2040	5,000	5,386

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2041	2,750	2,956
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2042	1,500	1,609
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2043	2,260	2,410
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2044	2,020	2,145
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2045	2,870	3,037
California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	5.000%	9/1/2046	2,240	2,358
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/2027	3,350	3,407
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2027	5,000	5,157
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2028	1,850	1,946
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/2029	3,695	3,834
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2029	2,615	2,795
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2031	1,175	1,289
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2031	3,805	3,956
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2031	5,845	6,426
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2032	2,250	2,491
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	10/1/2032	4,520	4,613
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2032	3,965	4,104
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2033	3,250	3,630
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/2033	3,815	3,319
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2033	2,055	2,298
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2034	2,750	3,085
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/2034	4,025	3,410
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2034	2,090	2,346
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2035	175	182
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2035	500	510
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2035	4,095	4,608
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2035	2,130	2,373
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2035	1,515	1,707
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2036	625	634
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2036	5,085	5,690
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2036	900	916
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2037	975	1,079
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/2037	1,500	1,621
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2038	1,125	1,129
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2038	1,000	1,082
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2039	1,000	1,000
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2039	1,500	1,497
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2039	1,000	1,075
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2040	750	741
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2040	4,500	4,438
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2040	2,175	2,133
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2041	3,860	3,762
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2041	2,605	2,537
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2043	6,790	7,224
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.500%	11/1/2043	5,000	5,058
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2043	5,000	5,338
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2044	4,190	4,438
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2044	1,735	1,659
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	1,470	1,551
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	3,000	3,188
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2045	3,915	4,134
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2045	3,770	3,993
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2046	5,990	6,292
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2046	1,000	940
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2046	4,325	4,555
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/2027	840	863
California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	10/1/2027	745	765
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2033	1,135	1,235
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/2034	2,945	3,199
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2035	11,110	11,379
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2036	3,000	3,051
California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/2037	3,355	3,383
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2037	5,465	5,504
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2038	2,470	2,473
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2040	4,000	4,217
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/2046	8,330	7,823
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2046	1,685	1,748
California State Public Works Board Lease (Appropriation) Revenue (Various Capital Projects)	4.000%	11/1/2036	4,430	4,505
California State University College & University Revenue	5.000%	11/1/2033	6,270	6,362
California State University College & University Revenue	5.000%	11/1/2034	5,000	5,069

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue	5.000%	11/1/2034	8,560	8,936
	California State University College & University Revenue	4.000%	11/1/2035	580	598
	California State University College & University Revenue	5.000%	11/1/2035	8,000	8,104
	California State University College & University Revenue	5.000%	11/1/2035	5,000	5,207
	California State University College & University Revenue	5.000%	11/1/2035	5,000	5,726
	California State University College & University Revenue	5.000%	11/1/2036	1,435	1,453
	California State University College & University Revenue	5.000%	11/1/2036	10,555	10,965
	California State University College & University Revenue	5.000%	11/1/2036	3,500	3,974
	California State University College & University Revenue	5.000%	11/1/2036	8,440	9,688
	California State University College & University Revenue	5.000%	11/1/2037	3,895	3,940
	California State University College & University Revenue	5.000%	11/1/2037	10,465	10,848
	California State University College & University Revenue	5.000%	11/1/2037	7,070	7,951
	California State University College & University Revenue	5.000%	11/1/2037	5,645	6,413
	California State University College & University Revenue	5.000%	11/1/2037	1,675	1,908
	California State University College & University Revenue	5.000%	11/1/2038	5,495	5,686
	California State University College & University Revenue	5.000%	11/1/2038	15,650	17,451
	California State University College & University Revenue	5.000%	11/1/2038	8,735	9,832
	California State University College & University Revenue	5.000%	11/1/2038	1,485	1,684
	California State University College & University Revenue	5.000%	11/1/2039	1,725	1,801
	California State University College & University Revenue	5.000%	11/1/2039	13,140	14,463
	California State University College & University Revenue	5.000%	11/1/2039	8,690	9,644
	California State University College & University Revenue	5.000%	11/1/2039	1,645	1,851
	California State University College & University Revenue	3.000%	11/1/2040	1,720	1,456
	California State University College & University Revenue	5.000%	11/1/2040	5,040	5,503
	California State University College & University Revenue	5.000%	11/1/2040	12,350	13,586
	California State University College & University Revenue	5.000%	11/1/2040	2,380	2,662
	California State University College & University Revenue	5.000%	11/1/2041	1,285	1,376
	California State University College & University Revenue	5.000%	11/1/2041	5,520	6,000
	California State University College & University Revenue	5.000%	11/1/2041	15,000	16,422
	California State University College & University Revenue	5.000%	11/1/2041	2,695	3,001
	California State University College & University Revenue	5.000%	11/1/2042	8,250	8,321
	California State University College & University Revenue	5.000%	11/1/2042	1,000	1,068
	California State University College & University Revenue	5.000%	11/1/2042	5,085	5,508
	California State University College & University Revenue	5.000%	11/1/2042	12,635	13,780
	California State University College & University Revenue	5.000%	11/1/2043	1,000	1,064
	California State University College & University Revenue	5.000%	11/1/2043	9,795	10,557
	California State University College & University Revenue	5.000%	11/1/2043	10,000	10,847
	California State University College & University Revenue	5.000%	11/1/2044	1,250	1,326
	California State University College & University Revenue	5.000%	11/1/2044	20,695	22,185
	California State University College & University Revenue	5.000%	11/1/2044	10,000	10,784
	California State University College & University Revenue	5.000%	11/1/2045	13,565	14,495
	California State University College & University Revenue	5.000%	11/1/2045	5,585	6,002
	California State University College & University Revenue	5.000%	11/1/2046	11,650	12,361
	California State University College & University Revenue	5.000%	11/1/2046	2,540	2,709
	California State University College & University Revenue PUT	2.900%	11/1/2029	10,075	10,051
	California State University College & University Revenue PUT	2.900%	11/1/2029	10,260	10,236
	California State University College & University Revenue PUT	3.150%	11/1/2032	10,915	10,800
	California State University College & University Revenue PUT	1.600%	11/1/2047	28,940	28,894
	California State University College & University Revenue PUT	3.125%	11/1/2051	5,000	5,004
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2034	4,985	4,779
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2035	1,000	943
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2037	2,795	2,535
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2038	12,300	10,914
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/2045	3,915	3,775
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2027	1,500	1,521
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2028	1,550	1,571
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/2029	900	912
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.450%	4/1/2028	8,000	7,732
	California Statewide Communities Development Authority Electric Power & Light Revenue	1.750%	9/1/2029	13,015	12,275
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	1,925	1,941
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	605	611
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	160	162
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	1,455	1,474
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	670	677
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	205	209
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,415	1,438
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	1,000	1,025
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	3,400	3,406
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	1,470	1,511
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	420	424

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	1,515	1,566
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	425	436
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	100	104
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	1,200	1,229
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	780	818
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	3,640	3,740
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	3,275	3,278
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	470	474
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	1,240	1,302
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	725	754
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2029	1,425	1,457
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	600	601
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,000	2,002
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2029	12,600	12,612
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	1,685	1,736
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	6,380	6,386
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	2,615	2,681
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	660	702
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	450	473
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	275	286
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	1,750	1,786
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	25,000	26,813
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,000	1,001
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	1,460	1,502
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	2,120	2,170
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	1,225	1,299
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	450	477
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	1,345	1,372
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2031	2,350	2,422
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	870	871
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	525	526
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	1,450	1,489
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	7,115	7,121
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	2,360	2,412
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2032	255	255
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	2,220	2,341
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	1,000	1,056
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2032	2,270	2,343
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2032	1,725	1,757
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	25,000	27,295
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2033	2,085	2,139
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	1,150	1,174
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2033	2,850	2,991
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2033	1,475	1,513
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2033	2,075	2,112
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.125%	3/1/2034	875	875
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2034	1,005	1,023
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2034	350	350
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2034	2,550	2,664
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2034	715	729
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2034	1,500	1,501
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2035	830	849
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2035	4,545	4,548
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2035	2,950	2,996
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2035	1,545	1,547
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2035	900	912
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2035	3,225	3,271
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	30,000	33,149
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	3,145	3,144
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2036	1,590	1,578
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	700	706
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	1,360	1,377
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2036	200	181
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2037	650	638
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2037	1,030	1,033
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2038	1,000	1,018
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/2038	1,650	1,455
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	2,050	1,993
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	2,100	2,035
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2038	2,945	2,917

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	5,500	5,250
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2039	1,530	1,486
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2040	3,495	3,321
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2040	4,250	3,994
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	1,100	1,047
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2041	1,520	1,408
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2041	1,160	1,094
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	550	550
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2042	1,000	1,011
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.250%	1/1/2043	4,400	4,257
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2043	200	210
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2044	210	220
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2044	1,150	1,150
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2044	2,850	3,048
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2045	2,325	2,125
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2045	265	276
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2046	310	321
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.125%	8/15/2047	1,000	1,005
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/2036	590	608
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/2037	500	514
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/2038	710	729
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of CA Project)	2.500%	4/1/2031	3,930	3,825
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of CA Project)	2.700%	4/1/2032	2,685	2,605
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of CA Project)	2.850%	10/1/2032	1,370	1,328
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2027	150	152
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2028	850	883
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2030	495	531
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2031	645	691
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2032	680	725
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2033	715	759
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2034	1,400	1,480
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2036	500	524
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2037	350	365
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Odd Fellows Home of California Project)	5.000%	4/1/2038	400	416
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	22,505	22,539
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	13,285	14,096
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	8,635	9,162
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	4,985	5,289
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	6,410	6,801
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/2033	10,575	10,796
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/2033	10,775	11,001
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	4.000%	9/2/2033	1,780	1,773
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	4.500%	9/2/2034	2,450	2,505
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	4.750%	9/2/2040	1,300	1,310
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	5.000%	9/2/2043	5,830	5,875
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/2034	1,685	1,784
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/2039	1,915	1,997
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/2044	3,235	3,304
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2027	2,015	2,018
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2028	5,000	5,008
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2028	2,000	2,070
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	2,100	2,103
[10]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2029	500	509

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2032	2,475	2,478
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2033	3,375	3,379
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2034	3,000	3,054
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2034	2,750	2,753
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2035	1,000	1,001
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2036	3,000	3,021
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.800%	7/1/2036	7,180	6,954
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.800%	7/1/2036	7,170	7,013
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2037	3,000	3,008
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2038	3,000	2,984
[10]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/2039	1,515	1,528
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2040	4,950	4,771
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2040	7,395	7,128
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2040	5,365	5,172
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue (Heritage Park Apartments Project)	3.700%	4/1/2035	2,730	2,693
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue (Vintage at Folsom Project)	4.000%	10/1/2042	2,590	2,325
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue (Watts Arm Apartments Project)	3.100%	3/1/2034	5,423	5,051
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2027	675	689
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue PUT	4.250%	9/1/2035	3,000	2,992
[10]	California Statewide Communities Development Authority Multifamily Housing Revenue TOB VRDO	3.100%	9/1/2026	41,554	41,554
[10]	California Statewide Communities Development Authority Multifamily Housing Revenue TOB VRDO	3.100%	9/1/2026	48,318	48,318
	California Statewide Communities Development Authority Special Assessment Revenue	4.000%	9/2/2028	965	970
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/2038	100	101
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/2039	1,200	1,234
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/2044	2,500	2,511
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.000%	9/2/2028	1,295	1,305
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.000%	9/2/2029	1,375	1,394
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.000%	9/2/2031	1,140	1,122
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.250%	9/2/2032	1,630	1,631
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	4.750%	9/2/2033	1,180	1,188
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/2036	845	846
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.000%	9/2/2039	1,000	1,023
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.125%	9/2/2042	1,495	1,497
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.250%	9/2/2043	1,500	1,512
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/2034	485	471
	California Statewide Communities Development Authority Special Tax Revenue	4.250%	9/1/2034	1,135	1,151
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2034	330	349
	California Statewide Communities Development Authority Special Tax Revenue	4.375%	9/2/2034	1,645	1,655
	California Statewide Communities Development Authority Special Tax Revenue	4.750%	9/1/2038	500	502
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2039	745	764
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2043	1,000	1,011
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2044	1,225	1,235
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2044	2,180	2,196
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2044	500	506
[5]	Campbell Union High School District GO	5.000%	8/1/2030	1,330	1,433
[5]	Campbell Union High School District GO	5.000%	8/1/2031	1,000	1,092
[5]	Campbell Union High School District GO	5.000%	8/1/2032	1,400	1,546
	Campbell Union School District GO	0.000%	8/1/2037	4,095	2,674
	Campbell Union School District GO	0.000%	8/1/2038	4,700	2,905
[2]	Capistrano Unified School District Community Facilities District Special Tax Revenue	0.000%	9/1/2030	9,215	8,039
	Carlsbad Unified School District GO	4.000%	5/1/2030	5,220	5,261
	Carlsbad Unified School District GO	6.125%	8/1/2031	145	162
	Carlsbad Unified School District GO	4.000%	5/1/2033	720	724
	Carlsbad Unified School District GO	3.000%	8/1/2033	300	290
	Carlsbad Unified School District GO	4.000%	5/1/2034	685	688
	Carlsbad Unified School District GO	3.000%	8/1/2034	500	475
	Carlsbad Unified School District GO	3.000%	8/1/2035	1,100	1,037
	Carlsbad Unified School District GO	3.000%	8/1/2035	500	468
	Carlsbad Unified School District GO	3.000%	8/1/2036	1,180	1,097

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Carlsbad Unified School District GO	3.000%	8/1/2036	500	461
	Carlsbad Unified School District GO	3.000%	8/1/2038	1,415	1,260
	Carlsbad Unified School District GO	3.000%	8/1/2039	1,545	1,339
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2041	1,000	1,071
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2042	3,815	4,072
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2043	1,750	1,854
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2044	925	973
	Castro Valley Unified School District GO	4.000%	8/1/2033	750	755
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2027	390	395
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2027	300	304
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2028	105	108
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2028	250	256
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2028	900	939
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2029	420	434
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2029	250	258
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2030	300	312
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2030	710	765
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2031	375	387
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2031	300	310
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2031	255	280
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2032	975	1,000
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2032	910	1,003
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2032	270	299
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2033	2,720	2,780
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2033	285	319
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2034	1,250	1,273
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	8/1/2034	600	672
[3]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2035	405	411
[3]	Center Joint Unified School District GO	4.000%	8/1/2034	210	213
[3]	Center Joint Unified School District GO	3.000%	8/1/2035	950	887
[3]	Center Joint Unified School District GO	3.000%	8/1/2036	535	489
[3]	Center Joint Unified School District GO	3.000%	8/1/2038	1,310	1,149
[3]	Center Joint Unified School District GO	3.000%	8/1/2040	600	501
[4]	Centinela Valley Union High School District GO	0.000%	8/1/2027	670	654
[4]	Centinela Valley Union High School District GO	0.000%	8/1/2028	685	650
[4]	Centinela Valley Union High School District GO	5.000%	8/1/2031	1,280	1,413
[4]	Centinela Valley Union High School District GO	5.000%	8/1/2032	1,600	1,788
[4]	Centinela Valley Union High School District GO	5.000%	8/1/2033	1,750	1,978
[4]	Centinela Valley Union High School District GO	5.000%	8/1/2034	2,000	2,277
[4]	Centinela Valley Union High School District GO	3.000%	8/1/2036	3,205	2,901
[4]	Centinela Valley Union High School District GO	5.000%	8/1/2036	695	796
	Central Unified School District GO	0.000%	8/1/2033	500	388
	Central Unified School District GO	0.000%	8/1/2034	300	222
	Central Unified School District GO	0.000%	8/1/2035	300	212
	Central Unified School District GO	0.000%	8/1/2036	235	158
	Central Unified School District GO	0.000%	8/1/2037	500	318
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2034	45,790	47,690
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	92,130	97,193
	Cerritos Community College District GO	4.000%	8/1/2043	1,440	1,380
	Chabot-Las Positas Community College District GO	3.000%	8/1/2033	1,000	993
	Chabot-Las Positas Community College District GO	3.000%	8/1/2035	1,580	1,524
	Chabot-Las Positas Community College District GO	3.000%	8/1/2037	2,800	2,593

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chabot-Las Positas Community College District GO	3.000%	8/1/2038	3,000	2,705
	Chabot-Las Positas Community College District GO	5.000%	8/1/2043	2,120	2,256
	Chabot-Las Positas Community College District GO	5.000%	8/1/2045	1,275	1,373
	Chaffey Joint Union High School District GO	0.000%	2/1/2027	370	365
	Chaffey Joint Union High School District GO	0.000%	8/1/2028	530	501
	Chaffey Joint Union High School District GO	0.000%	8/1/2029	515	471
	Chaffey Joint Union High School District GO	0.000%	2/1/2030	885	792
	Chaffey Joint Union High School District GO	0.000%	8/1/2030	450	397
	Chaffey Joint Union High School District GO	0.000%	8/1/2031	455	386
	Chaffey Joint Union High School District GO	0.000%	8/1/2032	525	428
	Chaffey Joint Union High School District GO	0.000%	2/1/2033	1,000	794
	Chaffey Joint Union High School District GO	0.000%	8/1/2033	700	547
	Chaffey Joint Union High School District GO	0.000%	8/1/2034	890	665
	Chaffey Joint Union High School District GO	0.000%	2/1/2035	605	438
	Chaffey Joint Union High School District GO	0.000%	8/1/2035	1,090	766
	Chaffey Joint Union High School District GO	0.000%	2/1/2037	1,000	654
	Chaffey Joint Union High School District GO	0.000%	2/1/2038	710	439
	Chaffey Joint Union High School District GO	0.000%	8/1/2042	2,000	971
	Chaffey Joint Union High School District GO	0.000%	8/1/2043	1,785	822
	Chico Unified School District GO	3.000%	8/1/2038	900	793
	Chico Unified School District GO	3.000%	8/1/2039	765	656
	Chico Unified School District GO	3.000%	8/1/2040	1,500	1,240
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/2029	215	217
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2034	650	689
	Chino Community Facilities District Special Tax Revenue	3.000%	9/1/2035	100	90
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/2036	1,530	1,503
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2039	835	863
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2040	1,000	1,020
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2044	795	800
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/2045	1,500	1,320
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2045	2,545	2,563
[3]	Chino Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2027	1,195	1,198
[3]	Chino Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2030	1,170	1,172
	Chino Valley Unified School District GO	0.000%	8/1/2029	500	458
	Chino Valley Unified School District GO	0.000%	8/1/2030	600	530
	Chino Valley Unified School District GO	0.000%	8/1/2032	935	762
	Chino Valley Unified School District GO	0.000%	8/1/2033	700	548
	Chino Valley Unified School District GO	0.000%	8/1/2034	580	435
	Chino Valley Unified School District GO	0.000%	8/1/2035	1,400	993
	Chino Valley Unified School District GO	0.000%	8/1/2035	550	393
	Chino Valley Unified School District GO	0.000%	8/1/2036	670	456
	Chino Valley Unified School District GO	0.000%	8/1/2037	1,000	639
	Chino Valley Unified School District GO	0.000%	8/1/2037	800	516
	Chino Valley Unified School District GO	0.000%	8/1/2038	1,350	818
	Chino Valley Unified School District GO	0.000%	8/1/2038	1,000	610
	Chino Valley Unified School District GO	0.000%	8/1/2039	2,000	1,150
	Chino Valley Unified School District GO	4.000%	8/1/2045	6,075	5,672
	Chula Vista Elementary School District GO	2.000%	8/1/2027	5,315	5,266
	Chula Vista Elementary School District GO	4.000%	8/1/2041	4,000	3,842
	Chula Vista Elementary School District GO	4.000%	8/1/2042	3,500	3,341
	Chula Vista Elementary School District GO	4.000%	8/1/2043	6,415	6,112
	Chula Vista Elementary School District GO	4.000%	8/1/2044	1,000	949
	Citrus Community College District GO	0.000%	6/1/2034	3,000	2,298
[3]	Clovis CA Sewer Revenue	5.000%	8/1/2027	1,090	1,115
[3]	Clovis CA Sewer Revenue	5.000%	8/1/2033	1,780	1,816
[3]	Clovis CA Sewer Revenue	5.000%	8/1/2034	1,000	1,020
[3]	Clovis CA Sewer Revenue	5.000%	8/1/2035	1,000	1,018
[3]	Clovis CA Sewer Revenue	5.000%	8/1/2036	2,170	2,208
[3]	Clovis CA Sewer Revenue	5.000%	8/1/2037	1,265	1,287
[2]	Clovis Unified School District GO	0.000%	8/1/2027	2,000	1,954
[2]	Clovis Unified School District GO	0.000%	8/1/2028	6,705	6,373
[2]	Clovis Unified School District GO	0.000%	8/1/2029	1,115	1,026
[2]	Clovis Unified School District GO	0.000%	8/1/2030	12,330	10,973
	Clovis Unified School District GO	0.000%	8/1/2032	4,185	3,420
	Clovis Unified School District GO	0.000%	8/1/2033	2,700	2,117
	Clovis Unified School District GO	0.000%	8/1/2034	2,015	1,511
	Clovis Unified School District GO	0.000%	8/1/2035	2,780	1,989
	Clovis Unified School District GO	5.250%	8/1/2040	650	687
	Clovis Unified School District GO	5.000%	8/1/2041	1,575	1,686
	Clovis Unified School District GO	5.000%	8/1/2042	1,700	1,811

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clovis Unified School District GO	5.000%	8/1/2043	2,500	2,653
[5]	Clovis Unified School District GO	5.000%	8/1/2043	2,130	2,272
	Clovis Unified School District GO	5.000%	8/1/2044	3,250	3,434
[5]	Clovis Unified School District GO	5.000%	8/1/2044	4,770	5,067
	Clovis Unified School District GO	5.000%	8/1/2045	3,500	3,687
	Clovis Unified School District GO	5.000%	8/1/2046	3,750	3,933
[4]	Coachella Valley CA Unified School District GO	0.000%	8/1/2034	2,245	1,693
[4]	Coachella Valley CA Unified School District GO	0.000%	8/1/2039	3,405	1,952
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/2038	1,505	1,513
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/2039	1,595	1,591
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/2040	1,150	1,130
	Coachella Valley Water District (Oasis Project) COP	4.000%	8/1/2041	1,700	1,646
	Coast Community College District GO	3.000%	8/1/2038	3,995	3,530
[4]	Coast Unified School District GO	0.000%	8/1/2028	530	502
[4]	College of the Sequoias Tulare Area Improvement District No. 3 GO	0.000%	8/1/2040	3,110	1,689
	College of the Sequoias Visalia Area Improvement District No. 2 GO	5.000%	8/1/2044	1,100	1,159
[3]	Colton Joint Unified School District GO	0.000%	8/1/2032	625	513
[3]	Colton Joint Unified School District GO	0.000%	8/1/2034	650	490
[3]	Colton Joint Unified School District GO	0.000%	8/1/2035	325	234
[3]	Colton Joint Unified School District GO	0.000%	8/1/2036	500	343
[3]	Colton Joint Unified School District GO	0.000%	8/1/2037	500	325
[3]	Colton Joint Unified School District GO	0.000%	8/1/2038	600	369
[3]	Colton Joint Unified School District GO	0.000%	8/1/2039	550	319
[3]	Colton Joint Unified School District GO	5.000%	8/1/2042	2,000	2,143
[3]	Colton Joint Unified School District GO	5.000%	8/1/2043	2,000	2,133
[3]	Colton Joint Unified School District GO	0.000%	8/1/2044	750	334
[4]	Commerce Community Development Commission Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2029	1,595	1,597
[3]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/2027	555	565
[3]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/2028	335	341
[3]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/2029	275	280
[3]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/2031	270	274
[3]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	5.000%	6/1/2032	530	537
[3]	Compton CA Unified School District (Los Angeles County Schools Pooled Financing Program) COP	4.000%	6/1/2033	250	250
[3]	Compton CA Unified School District GO	4.000%	6/1/2030	2,200	2,218
[3]	Compton CA Unified School District GO	4.000%	6/1/2031	2,065	2,080
[3]	Compton CA Unified School District GO	4.000%	6/1/2032	1,995	2,008
[3]	Compton CA Unified School District GO	0.000%	6/1/2033	1,010	774
[5]	Compton CA Unified School District GO	5.000%	7/1/2042	2,000	2,156
[5]	Compton CA Unified School District GO	5.000%	7/1/2043	2,790	2,996
[5]	Compton CA Unified School District GO	5.000%	7/1/2044	2,335	2,495
[5]	Compton CA Unified School District GO	5.000%	7/1/2045	3,615	3,847
[5]	Compton CA Unified School District GO	5.000%	7/1/2046	3,300	3,486
[4]	Compton Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2027	2,790	2,853
[4]	Compton Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2028	2,395	2,506
	Contra Costa Community College District GO	3.000%	8/1/2037	1,370	1,232
	Contra Costa Community College District GO	3.000%	8/1/2038	1,100	962
	Contra Costa Community College District GO	5.000%	8/1/2038	3,000	3,261
	Contra Costa Community College District GO	3.000%	8/1/2039	1,000	855
	Contra Costa Community College District GO	5.000%	8/1/2039	3,350	3,616
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2039	3,265	3,280
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2041	1,795	1,732
	Contra Costa Water District Water Revenue	5.000%	10/1/2040	700	755
[4]	Corona-Norco Unified School District GO	0.000%	8/1/2027	1,500	1,464
[4]	Corona-Norco Unified School District GO	0.000%	8/1/2028	1,290	1,225
	Corona-Norco Unified School District GO	4.000%	8/1/2035	500	504
	Corona-Norco Unified School District GO	5.000%	8/1/2043	700	753
	Corona-Norco Unified School District GO	3.000%	8/1/2044	5,750	4,500
	Corona-Norco Unified School District GO	5.000%	8/1/2044	600	642
	Corona-Norco Unified School District GO	5.000%	8/1/2045	1,200	1,280
	Corona-Norco Unified School District GO	5.000%	8/1/2046	1,220	1,295
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.875%	8/1/2041	1,700	1,507
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.375%	7/1/2043	5,000	4,141
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/2046	19,445	17,334
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/2047	6,815	5,787
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.800%	3/1/2047	31,095	26,595
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.350%	4/1/2047	9,380	7,907
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.500%	5/1/2047	2,200	1,856
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	6/1/2048	5,000	3,505
[10]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/2057	5,525	3,773
	Cypress School District GO	0.000%	8/1/2029	1,845	1,694

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Davis Joint Unified School District GO	3.000%	8/1/2032	4,240	4,150
[3]	Davis Joint Unified School District GO	3.000%	8/1/2033	4,260	4,130
[3]	Davis Joint Unified School District GO	3.000%	8/1/2035	3,660	3,441
[3]	Davis Joint Unified School District GO	3.000%	8/1/2037	1,000	904
	Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/2026	1,475	1,475
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.450%	12/1/2039	1,030	932
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.850%	12/1/2042	5,500	5,614
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.000%	12/1/2049	580	583
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/2050	1,075	1,068
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/2052	3,910	4,113
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	6.250%	12/1/2056	5,430	6,068
	Desert Community College District GO	4.000%	8/1/2043	2,000	1,962
	Desert Community College District GO	4.000%	8/1/2044	3,440	3,332
	Desert Community College District GO	4.000%	8/1/2045	5,635	5,428
	Desert Sands Unified School District GO	5.000%	8/1/2035	1,000	1,018
	Desert Sands Unified School District GO	4.000%	8/1/2044	1,205	1,157
[4]	Dinuba Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2031	1,325	1,446
[4]	Dinuba Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2032	1,485	1,636
[4]	Dinuba Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2033	1,560	1,735
	Dixon CA Special Tax Revenue	4.000%	9/1/2026	170	170
	Dixon CA Special Tax Revenue	4.000%	9/1/2027	175	176
	Dixon CA Special Tax Revenue	4.000%	9/1/2028	205	207
	Dixon CA Special Tax Revenue	4.000%	9/1/2029	130	131
	Dixon CA Special Tax Revenue	4.000%	9/1/2030	125	126
	Dixon CA Special Tax Revenue	4.000%	9/1/2033	425	420
	Dixon CA Special Tax Revenue	4.000%	9/1/2036	200	193
	Dixon CA Special Tax Revenue	4.000%	9/1/2040	400	366
[3]	Dixon Unified School District GO	3.000%	8/1/2043	1,000	809
	Dry Creek Joint Elementary School District GO	0.000%	8/1/2036	1,690	1,167
	Dry Creek Joint Elementary School District GO	0.000%	8/1/2038	3,640	2,260
	Dublin CA Special Tax Revenue	3.000%	9/1/2026	300	300
	Dublin CA Special Tax Revenue	4.000%	9/1/2028	240	243
	Dublin CA Special Tax Revenue	4.000%	9/1/2030	305	309
	Dublin CA Special Tax Revenue	4.000%	9/1/2031	135	136
	Dublin CA Special Tax Revenue	3.000%	9/1/2033	595	535
	Dublin CA Special Tax Revenue	2.375%	9/1/2035	590	485
	Dublin CA Special Tax Revenue	2.375%	9/1/2036	735	589
	Dublin CA Special Tax Revenue	2.375%	9/1/2037	785	613
	Dublin Unified School District GO	3.000%	8/1/2041	1,150	933
	Dublin Unified School District GO	4.000%	8/1/2046	1,000	950
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/2034	900	918
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/2036	1,505	1,531
	Dublin-San Ramon Services District Water Revenue	5.000%	8/1/2037	1,100	1,118
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2038	4,000	4,334
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2038	7,920	8,979
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2039	10,000	11,192
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	1,750	1,897
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	1,725	1,870
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2042	2,335	2,549
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2043	1,100	1,187
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2043	2,500	2,697
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2044	1,000	1,076
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2044	1,350	1,452
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2044	2,625	2,841
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2045	850	912
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2045	1,000	1,073
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2045	2,635	2,847
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/2046	1,825	1,960
[4]	East Side Union High School District GO	0.000%	8/1/2027	300	292
	East Side Union High School District GO	2.000%	8/1/2028	7,260	7,121
	East Side Union High School District GO	2.000%	8/1/2029	7,880	7,587
[4]	East Side Union High School District GO	3.000%	8/1/2029	3,300	3,308
[4]	East Side Union High School District GO	3.000%	8/1/2031	7,945	7,890
[4]	East Side Union High School District GO	3.000%	8/1/2032	3,000	2,932

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	East Side Union High School District GO	3.000%	8/1/2036	4,000	3,671
	Eastern Municipal Water District Water Revenue VRDO	2.050%	9/1/2026	8,600	8,600
	El Camino Community College District Foundation GO	0.000%	8/1/2032	10,000	8,258
	El Camino Community College District Foundation GO	0.000%	8/1/2033	3,500	2,778
	El Camino Community College District Foundation GO	0.000%	8/1/2034	2,000	1,521
	El Camino Community College District Foundation GO	4.000%	8/1/2041	1,000	999
	El Camino Community College District Foundation GO	4.000%	8/1/2042	1,025	1,015
	El Camino Community College District Foundation GO	4.000%	8/1/2043	2,750	2,701
[2]	El Camino Healthcare District GO	0.000%	8/1/2029	2,860	2,623
[2]	El Camino Healthcare District GO	0.000%	8/1/2030	3,740	3,312
[2]	El Camino Healthcare District GO	0.000%	8/1/2031	4,410	3,762
	El Camino Healthcare District GO	4.000%	8/1/2033	3,045	3,051
	El Dorado County CA Special Tax Revenue	4.000%	9/1/2028	1,980	1,981
	El Dorado County CA Special Tax Revenue	4.000%	9/1/2031	690	690
	El Dorado Irrigation District COP	5.000%	3/1/2043	1,000	1,046
	El Dorado Irrigation District COP	5.000%	3/1/2044	1,000	1,046
	El Dorado Irrigation District COP	4.000%	3/1/2046	7,600	7,124
[4]	El Dorado Union High School District GO	5.000%	8/1/2034	2,195	2,234
[4]	El Dorado Union High School District GO	5.000%	8/1/2035	2,280	2,318
[4]	El Monte City CA School District GO	0.000%	8/1/2032	1,000	819
[4]	El Monte City CA School District GO	5.000%	8/1/2040	290	320
[4]	El Monte City CA School District GO	5.000%	8/1/2044	265	285
[4]	El Monte City CA School District GO	5.000%	8/1/2046	500	533
	El Monte Union High School District GO	4.000%	6/1/2031	100	101
	El Monte Union High School District GO	4.000%	6/1/2032	185	186
	El Monte Union High School District GO	4.000%	6/1/2033	285	287
	El Monte Union High School District GO	4.000%	6/1/2034	345	347
[3]	El Rancho Unified School District GO	5.000%	8/1/2027	110	113
[3]	El Rancho Unified School District GO	5.500%	8/1/2027	375	386
[3]	El Rancho Unified School District GO	5.500%	8/1/2028	375	396
[9]	El Rancho Unified School District GO	0.000%	8/1/2030	475	418
[3]	El Rancho Unified School District GO	5.500%	8/1/2036	350	399
[3]	El Rancho Unified School District GO	5.500%	8/1/2036	525	597
[3]	El Rancho Unified School District GO	5.500%	8/1/2037	320	362
[3]	El Rancho Unified School District GO	5.500%	8/1/2038	225	252
[3]	El Rancho Unified School District GO	5.500%	8/1/2039	300	332
[3]	El Rancho Unified School District GO	5.500%	8/1/2040	625	689
[3]	El Rancho Unified School District GO	5.500%	8/1/2041	600	658
[3]	El Rancho Unified School District GO	5.500%	8/1/2042	1,000	1,094
[3]	El Rancho Unified School District GO	5.500%	8/1/2043	750	818
	El Segundo Unified School District GO	3.000%	8/1/2043	1,000	782
	Elk Grove Finance Authority Special Tax Revenue	4.000%	9/1/2033	1,325	1,304
[4]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/2040	1,195	1,285
[4]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/2043	650	692
[3]	Elk Grove Unified School District COP	3.000%	2/1/2037	700	618
	Elk Grove Unified School District GO	2.000%	8/1/2037	4,335	3,357
	Elk Grove Unified School District GO	2.000%	8/1/2038	5,055	3,771
	Elk Grove Unified School District GO	2.000%	8/1/2039	4,000	2,885
	Elk Grove Unified School District GO	2.000%	8/1/2040	4,230	2,930
	Elk Grove Unified School District GO	4.000%	8/1/2042	7,000	6,902
	Elk Grove Unified School District GO	4.000%	8/1/2043	2,765	2,689
	Escondido Joint Powers Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/2037	1,325	1,327
[4]	Escondido Union High School District GO	0.000%	8/1/2031	4,280	3,643
	Escondido Union High School District GO	0.000%	8/1/2041	620	310
	Evergreen School District GO	4.000%	8/1/2035	335	338
[4]	Fairfield CA COP	0.000%	4/1/2033	3,345	2,648
[4]	Fairfield CA COP	0.000%	4/1/2034	940	712
[4]	Fairfield CA COP	0.000%	4/1/2036	3,835	2,639
[4]	Fairfield CA COP	0.000%	4/1/2038	3,845	2,375
	Fairfield CA Water Revenue	5.000%	4/1/2042	4,845	4,873
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/2036	1,090	1,056
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/2040	285	260
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/2041	1,145	1,020
	Fairfield-Suisun Unified School District BAN GO	0.000%	2/1/2029	12,000	11,244
	Fairfield-Suisun Unified School District GO	2.000%	8/1/2034	5,195	4,401
	Fairfield-Suisun Unified School District GO	2.000%	8/1/2035	5,500	4,536
	Fairfield-Suisun Unified School District GO	2.000%	8/1/2036	5,770	4,628
	Fairfield-Suisun Unified School District GO	2.000%	8/1/2037	6,095	4,749
[10,13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue TOB VRDO	3.100%	9/1/2026	16,995	16,995
[10,13]	FHLMC Multifamily Certificates Revenue TOB VRDO	3.100%	9/1/2026	18,435	18,435

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[13]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue	3.050%	4/15/2034	7,015	6,410
[13]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/2035	13,030	10,627
[4]	Folsom Cordova Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/2033	1,205	952
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2027	75	76
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/2027	255	257
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2028	150	152
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2029	170	172
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2030	100	101
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2031	100	101
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2032	100	101
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/2032	1,820	1,842
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/2034	115	115
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/2039	715	730
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/2039	400	410
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/2044	750	750
	Fontana CA Special Tax Revenue	4.000%	9/1/2026	500	500
	Fontana CA Special Tax Revenue	4.000%	9/1/2026	110	110
	Fontana CA Special Tax Revenue	5.000%	9/1/2026	1,725	1,725
	Fontana CA Special Tax Revenue	4.000%	9/1/2027	265	267
	Fontana CA Special Tax Revenue	5.000%	9/1/2027	1,810	1,826
	Fontana CA Special Tax Revenue	4.000%	9/1/2028	270	274
	Fontana CA Special Tax Revenue	5.000%	9/1/2028	1,900	1,917
	Fontana CA Special Tax Revenue	4.000%	9/1/2029	270	274
	Fontana CA Special Tax Revenue	4.000%	9/1/2030	280	284
	Fontana CA Special Tax Revenue	4.000%	9/1/2030	140	141
	Fontana CA Special Tax Revenue	5.000%	9/1/2030	155	163
	Fontana CA Special Tax Revenue	4.000%	9/1/2031	200	202
	Fontana CA Special Tax Revenue	4.000%	9/1/2032	250	252
	Fontana CA Special Tax Revenue	5.000%	9/1/2032	170	179
	Fontana CA Special Tax Revenue	4.000%	9/1/2033	410	408
	Fontana CA Special Tax Revenue	5.000%	9/1/2034	120	127
	Fontana CA Special Tax Revenue	5.000%	9/1/2044	750	755
	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2043	1,400	1,501
	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2044	1,400	1,492
	Fontana Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/2030	1,200	1,228
	Fontana Unified School District GO	5.000%	8/1/2042	1,750	1,892
	Fontana Unified School District GO	5.000%	8/1/2043	2,250	2,421
	Fontana Unified School District GO	5.000%	8/1/2044	2,000	2,138
	Fontana Unified School District GO	5.000%	8/1/2045	2,075	2,206
[1,2]	Foothill-De Anza Community College District GO	0.000%	8/1/2032	17,000	14,195
[9]	Foothill-De Anza Community College District GO	0.000%	8/1/2033	3,800	3,043
	Foothill-De Anza Community College District GO	3.000%	8/1/2033	425	417
[9]	Foothill-De Anza Community College District GO	0.000%	8/1/2034	10,000	7,683
	Foothill-De Anza Community College District GO	3.000%	8/1/2035	1,000	938
	Foothill-De Anza Community College District GO	3.000%	8/1/2038	1,000	877
	Foothill-De Anza Community College District GO	2.125%	8/1/2039	1,165	872
	Foothill-De Anza Community College District GO	3.000%	8/1/2039	1,210	1,033
	Foothill-De Anza Community College District GO	2.125%	8/1/2040	1,000	720
	Foothill-De Anza Community College District GO	3.000%	8/1/2040	1,500	1,248
	Foothill-De Anza Community College District GO	2.250%	8/1/2041	1,000	705
	Foothill-De Anza Community College District GO	5.000%	8/1/2043	3,000	3,244
	Foothill-De Anza Community College District GO	5.000%	8/1/2044	3,150	3,391
	Foothill-De Anza Community College District GO	5.000%	8/1/2045	2,800	3,005
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/2027	700	706
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/2028	825	852
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/2029	390	408
[4]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.300%	1/15/2029	2,000	2,126
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/2030	445	472
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/2031	745	800
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2032	1,240	1,266
[4]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.625%	1/15/2032	6,500	7,230
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2033	5,950	4,779
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2033	1,395	1,419
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2033	8,856	9,009
[4]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2034	4,730	3,625
[4]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2035	2,000	1,464
[4]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2037	18,000	12,048
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2043	11,845	10,975
	Foster City CA (Levee Protection Planning & Improvement Project) GO	4.000%	8/1/2032	275	278
	Foster City CA (Levee Protection Planning & Improvement Project) GO	3.000%	8/1/2033	500	483

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Foster City CA (Levee Protection Planning & Improvement Project) GO	3.000%	8/1/2035	535	501
	Foster City CA (Levee Protection Planning & Improvement Project) GO	3.000%	8/1/2038	950	838
	Foster City CA (Levee Protection Planning & Improvement Project) GO	3.000%	8/1/2040	830	696
[4]	Franklin-Mckinley School District GO	0.000%	8/1/2032	3,000	2,383
[4]	Franklin-Mckinley School District GO	0.000%	8/1/2035	1,840	1,278
	Franklin-Mckinley School District GO	4.000%	8/1/2042	1,885	1,824
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/2033	22,855	21,804
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.493%	7/25/2035	6,405	5,539
[10,13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.750%	11/25/2035	28,367	25,740
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/2037	28,475	23,353
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	1.896%	11/25/2037	16,538	13,098
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.541%	11/25/2038	3,762	3,483
[13]	Freddie Mac Pool	3.550%	11/1/2032	4,502	4,300
[13]	Freddie Mac Pool	3.600%	1/1/2033	892	852
[13]	Freddie Mac Pool	3.180%	9/1/2033	8,571	7,902
[13]	Freddie Mac Pool	3.800%	11/1/2034	1,362	1,305
[13]	Freddie Mac Pool	3.600%	7/1/2040	3,949	3,529
[13]	Freddie Mac Pool	3.200%	9/1/2040	11,926	10,181
[13]	Freddie Mac Pool	3.400%	11/1/2040	9,771	8,629
[13]	Freddie Mac Pool	3.720%	1/1/2041	3,483	3,160
[13]	Freddie Mac Pool	3.850%	7/1/2041	9,824	8,869
[13]	Freddie Mac Pool	4.050%	9/1/2041	4,821	4,511
[13]	Freddie Mac Pool	4.250%	1/1/2042	19,932	18,766
[13]	Freddie Mac Pool	3.750%	7/1/2042	4,230	4,108
[8,13]	Freddie Mac Pool	4.416%	7/25/2042	14,750	14,750
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/2037	2,040	2,044
	Fremont Union High School District GO	3.000%	8/1/2036	2,000	1,841
	Fremont Union High School District GO	3.000%	8/1/2039	2,125	1,833
	Fremont Union High School District GO	5.000%	8/1/2040	4,650	4,944
	Fremont Union High School District GO	5.000%	8/1/2041	2,930	3,104
	Fremont Union High School District GO	5.000%	8/1/2041	4,920	5,212
	Fremont Union High School District GO	5.000%	8/1/2042	4,915	5,193
	Fremont Union High School District GO	5.000%	8/1/2043	4,460	4,701
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2032	1,500	1,519
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2033	500	535
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2034	500	504
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2034	2,460	2,487
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2035	550	551
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2036	555	555
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2036	2,055	2,073
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2037	655	655
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2037	1,200	1,210
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2038	585	584
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2039	620	615
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2040	550	536
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2035	500	568
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2036	580	649
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2037	500	555
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2038	620	680
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2039	680	738
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2040	845	906
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2041	800	851
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2042	1,000	1,059
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2043	1,630	1,723
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2044	1,920	2,023
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Public Safety Projects)	5.000%	4/1/2045	1,345	1,413
	Fresno Unified School District GO	4.000%	8/1/2029	550	564
	Fresno Unified School District GO	4.000%	8/1/2030	570	583
	Fresno Unified School District GO	4.000%	8/1/2031	485	494
	Fresno Unified School District GO	4.000%	8/1/2032	385	391
	Fresno Unified School District GO	3.000%	8/1/2033	1,000	970
	Fresno Unified School District GO	4.000%	8/1/2033	665	675
	Fresno Unified School District GO	3.000%	8/1/2034	1,215	1,153
	Fresno Unified School District GO	4.000%	8/1/2034	450	456
	Fresno Unified School District GO	3.000%	8/1/2035	685	641
	Fresno Unified School District GO	3.000%	8/1/2035	1,600	1,493
	Fresno Unified School District GO	4.000%	8/1/2036	670	674
	Fresno Unified School District GO	3.000%	8/1/2037	1,125	1,010
	Fresno Unified School District GO	3.000%	8/1/2038	1,260	1,107
	Fresno Unified School District GO	4.000%	8/1/2038	1,000	994

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fresno Unified School District GO	5.000%	8/1/2039	900	945
	Fresno Unified School District GO	3.000%	8/1/2040	1,780	1,480
	Fresno Unified School District GO	5.000%	8/1/2041	500	521
	Fresno Unified School District GO	5.000%	8/1/2042	500	520
	Fullerton Joint Union High School District GO	4.000%	8/1/2044	1,000	972
[3]	Fullerton Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	9/1/2027	3,225	3,267
[3]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2041	1,000	1,075
[3]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2042	1,475	1,580
[3]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2043	1,000	1,066
[3]	Garden Grove Public Financing Authority Lease (Abatement) Revenue	5.000%	4/1/2044	1,000	1,060
[2]	Gateway CA Unified School District GO	0.000%	8/1/2037	1,745	1,128
	Gavilan Joint Community College District GO	3.000%	8/1/2037	1,000	898
	Gavilan Joint Community College District GO	3.000%	8/1/2038	1,365	1,203
	Gavilan Joint Community College District GO	3.000%	8/1/2039	1,480	1,269
	Gavilan Joint Community College District GO	3.000%	8/1/2040	1,605	1,327
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2043	635	663
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2044	3,040	3,163
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2044	5,120	5,426
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/2046	6,700	7,042
	Glendale Community College District GO	0.000%	8/1/2027	515	502
	Glendale Community College District GO	0.000%	8/1/2028	780	738
	Glendale Community College District GO	0.000%	8/1/2029	570	522
	Glendale Community College District GO	0.000%	8/1/2030	910	804
	Glendale Community College District GO	0.000%	8/1/2031	900	765
	Glendale Community College District GO	0.000%	8/1/2032	1,005	821
[9]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/2027	10,745	10,558
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/2027	24,625	25,088
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/2028	19,835	20,683
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/2028	6,195	6,460
[9]	Grossmont Healthcare District GO	0.000%	7/15/2032	5,300	4,379
[3,9]	Grossmont Healthcare District GO	0.000%	7/15/2033	4,045	3,212
	Grossmont Healthcare District GO	5.000%	7/15/2039	6,190	6,795
	Grossmont Healthcare District GO	5.000%	7/15/2040	3,710	4,029
	Grossmont Union High School District GO	0.000%	8/1/2028	3,210	3,044
	Grossmont Union High School District GO	0.000%	8/1/2029	6,965	6,397
[2]	Grossmont Union High School District GO	0.000%	8/1/2030	20,695	18,324
	Grossmont Union High School District GO	0.000%	8/1/2032	5,655	4,654
[4]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/2028	21,875	20,760
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/2036	1,150	1,191
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/2037	1,175	1,214
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/2038	1,350	1,390
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/2041	625	607
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/2044	3,500	3,561
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/2040	3,350	3,311
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/2041	1,800	1,758
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/2042	2,080	2,022
	Hacienda La Puente County CA Unified School District GO	4.000%	8/1/2043	1,700	1,645
[4]	Hanford Joint Union High School District GO	0.000%	8/1/2034	3,775	2,858
	Hartnell CA Community College District GO	0.000%	8/1/2037	1,200	731
	Hartnell CA Community College District GO	3.000%	8/1/2038	380	338
	Hartnell CA Community College District GO	3.000%	8/1/2039	1,680	1,459
	Hartnell CA Community College District GO	3.000%	8/1/2040	635	533
[10]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2045	7,400	7,117
	Hayward CA COP	5.000%	11/1/2028	1,000	1,058
	Hayward CA COP	5.000%	11/1/2029	1,000	1,079
	Hayward CA COP	5.000%	11/1/2030	1,000	1,099
	Hayward CA COP	5.000%	11/1/2031	1,000	1,116
	Hayward CA COP	5.000%	11/1/2032	1,000	1,131
	Hayward CA Sewer Revenue	4.000%	3/1/2043	4,385	4,247
	Hayward CA Sewer Revenue	4.000%	3/1/2044	3,660	3,530
	Hayward Unified School District COP	5.000%	8/1/2035	585	592
	Hayward Unified School District COP	5.000%	8/1/2036	1,360	1,376
	Hayward Unified School District COP	5.000%	8/1/2037	1,000	1,011
	Hayward Unified School District COP	5.000%	8/1/2038	1,000	1,010
	Hayward Unified School District COP	5.000%	8/1/2039	2,035	2,053
	Hayward Unified School District COP	5.250%	8/1/2040	2,295	2,319
	Hayward Unified School District COP	5.250%	8/1/2041	2,575	2,601
	Hayward Unified School District COP	5.250%	8/1/2042	2,875	2,904
[4]	Hayward Unified School District GO	0.000%	8/1/2033	1,045	820
[4]	Hayward Unified School District GO	0.000%	8/1/2034	1,025	770

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Hayward Unified School District GO	5.000%	8/1/2034	3,000	3,418
[3]	Hayward Unified School District GO	4.000%	8/1/2035	1,830	1,839
[4]	Hayward Unified School District GO	5.000%	8/1/2035	2,750	3,143
[4]	Hayward Unified School District GO	4.000%	8/1/2036	995	1,001
[4]	Hayward Unified School District GO	5.000%	8/1/2036	1,000	1,126
[4]	Hayward Unified School District GO	4.000%	8/1/2037	815	817
[4]	Hayward Unified School District GO	4.000%	8/1/2038	1,540	1,538
[3]	Hayward Unified School District GO	4.000%	8/1/2038	1,000	1,007
[4]	Hayward Unified School District GO	5.000%	8/1/2038	1,000	1,105
[3]	Hayward Unified School District GO	4.000%	8/1/2039	1,125	1,127
[4]	Hayward Unified School District GO	4.000%	8/1/2040	4,435	4,358
[3]	Hayward Unified School District GO	4.000%	8/1/2040	1,345	1,334
[3]	Hayward Unified School District GO	4.000%	8/1/2041	1,350	1,332
[3]	Hayward Unified School District GO	4.000%	8/1/2042	1,325	1,303
[3]	Hayward Unified School District GO	5.000%	8/1/2042	925	988
[3]	Hayward Unified School District GO	5.000%	8/1/2043	1,250	1,331
[3]	Hayward Unified School District GO	5.000%	8/1/2044	1,750	1,857
[3]	Hayward Unified School District GO	5.000%	8/1/2045	1,500	1,587
[3]	Hayward Unified School District GO	5.000%	8/1/2046	1,155	1,214
[4]	Hemet Unified School District GO	3.000%	8/1/2032	1,205	1,192
[4]	Hemet Unified School District GO	3.000%	8/1/2033	1,310	1,277
[4]	Hemet Unified School District GO	3.000%	8/1/2035	1,535	1,434
[4]	Hemet Unified School District GO	3.000%	8/1/2036	1,660	1,522
[4]	Hemet Unified School District GO	3.000%	8/1/2038	1,925	1,688
[4]	Hemet Unified School District GO	3.000%	8/1/2040	2,220	1,858
[4]	Hemet Unified School District GO	3.000%	8/1/2041	2,380	1,974
[3]	Hollister Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/2027	1,000	1,008
	Hope Elementary School District GO	0.000%	8/1/2029	660	605
	Hope Elementary School District GO	0.000%	8/1/2030	500	443
	Hughson Unified School District GO	0.000%	8/1/2040	500	273
	Hughson Unified School District GO	0.000%	8/1/2041	500	258
	Hughson Unified School District GO	0.000%	8/1/2042	595	295
	Hughson Unified School District GO	0.000%	8/1/2043	1,185	558
	Hughson Unified School District GO	0.000%	8/1/2044	1,000	447
	Hughson Unified School District GO	0.000%	8/1/2045	1,370	580
	Hughson Unified School District GO	0.000%	8/1/2046	1,170	465
[2]	Huntington Beach Union High School District GO	0.000%	8/1/2031	11,000	9,380
[2]	Huntington Beach Union High School District GO	0.000%	8/1/2033	11,575	9,112
[1,4]	Huntington Beach Union High School District GO	0.000%	8/1/2034	1,390	1,051
[2]	Huntington Beach Union High School District GO	0.000%	8/1/2035	7,320	5,265
[3]	Imperial Community College District GO	0.000%	8/1/2027	1,580	1,536
[3]	Imperial Community College District GO	0.000%	8/1/2028	1,885	1,772
[3]	Imperial Community College District GO	0.000%	8/1/2029	2,000	1,812
[2]	Imperial Community College District GO	0.000%	8/1/2030	330	291
[4]	Imperial Community College District GO	0.000%	8/1/2033	1,210	950
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/2032	2,500	2,524
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2041	1,440	1,563
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2042	1,850	1,998
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2043	1,735	1,866
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/2045	880	936
[4,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2027	185	186
[4,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2028	270	274
[4,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2029	305	310
[4,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2030	285	290
[4,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2031	220	224
[4,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2036	600	590
[4,10]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2041	1,045	992
[3]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/2027	500	508
[3]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/2029	1,215	1,235
[3]	Inglewood Unified School District GO	4.000%	8/1/2027	250	253
[3]	Inglewood Unified School District GO	5.000%	8/1/2029	350	357
[3]	Inglewood Unified School District GO	5.000%	8/1/2030	400	408
[3]	Inglewood Unified School District GO	5.000%	8/1/2033	500	509
[3]	Inglewood Unified School District GO	5.000%	8/1/2034	600	610
	Inglewood Unified School District GO	5.500%	8/1/2036	1,000	1,153
[3]	Inglewood Unified School District GO	4.000%	8/1/2037	260	259
	Inglewood Unified School District GO	5.500%	8/1/2038	1,225	1,388

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Inglewood Unified School District GO	5.500%	8/1/2039	3,505	3,930
	Inglewood Unified School District GO	5.500%	8/1/2041	4,170	4,605
	Inglewood Unified School District GO	5.500%	8/1/2043	1,700	1,864
	Irvine CA Special Assessment Revenue	4.000%	9/2/2026	500	500
	Irvine CA Special Assessment Revenue	5.000%	9/2/2026	300	300
	Irvine CA Special Assessment Revenue	5.000%	9/2/2027	375	384
	Irvine CA Special Assessment Revenue	4.000%	9/2/2028	1,425	1,457
	Irvine CA Special Assessment Revenue	5.000%	9/2/2028	520	543
	Irvine CA Special Assessment Revenue	5.000%	9/2/2029	500	530
	Irvine CA Special Assessment Revenue	5.000%	9/2/2030	330	349
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/2032	1,000	1,051
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/2033	275	286
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/2034	450	464
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/2035	400	409
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/2036	250	254
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/2037	275	277
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/2038	350	351
[3]	Irvine CA Special Assessment Revenue	4.000%	9/2/2039	500	495
[7]	Irvine CA Special Assessment Revenue VRDO	2.300%	9/1/2026	2,851	2,851
[4]	Irvine CA Special Tax Revenue	5.000%	9/1/2037	200	224
[4]	Irvine CA Special Tax Revenue	5.000%	9/1/2039	250	275
[3]	Irvine CA Special Tax Revenue	5.000%	9/1/2039	550	608
[3]	Irvine CA Special Tax Revenue	5.000%	9/1/2040	600	657
[4]	Irvine CA Special Tax Revenue	5.000%	9/1/2042	350	378
[3]	Irvine CA Special Tax Revenue	5.000%	9/1/2042	775	842
[4]	Irvine CA Special Tax Revenue	5.000%	9/1/2043	600	645
[3]	Irvine CA Special Tax Revenue	5.000%	9/1/2043	885	957
[4]	Irvine CA Special Tax Revenue	5.000%	9/1/2044	600	642
[3]	Irvine CA Special Tax Revenue	5.000%	9/1/2044	800	860
[3]	Irvine CA Special Tax Revenue	5.000%	9/1/2045	750	805
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/2037	2,750	2,784
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/2038	2,500	2,530
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/2043	5,000	5,060
[7]	Irvine Ranch Water District Special Assessment Revenue VRDO	2.400%	9/1/2026	700	700
[7]	Irvine Ranch Water District Water Revenue VRDO	2.300%	9/1/2026	5,300	5,300
[7]	Irvine Ranch Water District Water Revenue VRDO	2.400%	9/1/2026	13,365	13,365
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2026	1,295	1,295
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2027	150	153
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2028	525	533
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2029	360	376
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2030	385	390
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2030	200	208
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2031	200	202
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2031	350	364
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2032	450	455
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2032	525	531
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2033	1,085	1,096
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2033	250	253
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2033	410	424
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2035	510	514
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2035	250	257
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2036	350	352
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/2036	265	271
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/2037	560	546
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/2038	275	264
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/2039	250	237
[3]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2029	90	93
[3]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2030	100	104
[3]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2031	150	155
[3]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2032	100	103
[3]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2033	150	154
[3]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2034	100	102
[3]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2035	355	360
[3]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2036	640	647
[3]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2040	1,025	1,007
	Jefferson Union High School District GO	4.000%	8/1/2033	200	202
	Jefferson Union High School District GO	4.000%	8/1/2034	125	126
	Jefferson Union High School District GO	3.000%	8/1/2035	150	140
	Jefferson Union High School District GO	3.000%	8/1/2036	250	229
	Jefferson Union High School District GO	3.000%	8/1/2037	275	247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jefferson Union High School District GO	5.000%	8/1/2041	1,000	1,066
	Jefferson Union High School District GO	5.000%	8/1/2042	1,075	1,158
	Jefferson Union High School District GO	5.000%	8/1/2043	500	529
	Jefferson Union High School District GO	5.000%	8/1/2043	1,340	1,437
	Jefferson Union High School District GO	5.000%	8/1/2044	750	791
	Jefferson Union High School District GO	5.000%	8/1/2044	1,480	1,580
	Jefferson Union High School District GO	5.000%	8/1/2045	2,000	2,126
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/2028	100	101
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/2030	100	101
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/2033	100	100
[3]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/2028	1,690	1,743
[3]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/2037	605	609
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	3.750%	6/1/2035	510	456
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/2036	4,930	4,451
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/2045	4,270	3,295
[2]	Kern Community College District GO	0.000%	11/1/2027	7,375	7,137
[4]	Kern Community College District GO	0.000%	11/1/2029	4,160	3,776
	Kern Community College District GO	5.250%	8/1/2039	1,400	1,519
	Kern Community College District GO	5.250%	8/1/2040	1,200	1,293
	Kern Community College District GO	5.250%	8/1/2041	1,000	1,073
	Kern High School District GO	5.000%	8/1/2028	1,000	1,052
	La Canada Unified School District GO	4.000%	8/1/2033	510	518
[3]	La Mesa-Spring Valley School District GO	4.000%	8/1/2029	150	152
[3]	La Mesa-Spring Valley School District GO	4.000%	8/1/2030	200	202
[3]	La Mesa-Spring Valley School District GO	4.000%	8/1/2031	225	227
	La Mesa-Spring Valley School District GO	4.000%	8/1/2042	375	363
	La Mesa-Spring Valley School District GO	4.000%	8/1/2043	500	479
[4]	Lake Elsinore Facilities Financing Authority Successor Agency Special Tax Revenue	5.000%	9/1/2037	1,200	1,333
[4]	Lake Elsinore Facilities Financing Authority Successor Agency Special Tax Revenue	5.000%	9/1/2039	1,000	1,090
[2]	Lake Tahoe Unified School District GO	0.000%	8/1/2027	1,585	1,546
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/2037	500	484
	Lammersville Joint Unified School District Special Tax Revenue	5.000%	9/1/2040	1,300	1,318
	Lammersville Joint Unified School District Special Tax Revenue	5.000%	9/1/2041	1,000	1,003
	Lammersville Joint Unified School District Special Tax Revenue	5.000%	9/1/2046	1,650	1,650
[3,10]	Lancaster CA School District GO TOB VRDO	2.900%	9/1/2026	3,280	3,280
[4]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	4.000%	8/1/2028	1,850	1,852
[4]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/2030	1,000	1,002
[4]	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/2033	1,200	1,202
	Las Virgenes Unified School District GO	5.000%	8/1/2044	4,425	4,690
	Liberty Union High School District GO	4.000%	8/1/2030	750	757
[4]	Liberty Union High School District GO	0.000%	8/1/2031	4,445	3,792
	Liberty Union High School District GO	4.000%	8/1/2031	565	570
	Liberty Union High School District GO	4.000%	8/1/2032	250	255
	Liberty Union High School District GO	3.000%	8/1/2035	670	626
	Liberty Union High School District GO	3.000%	8/1/2037	825	741
	Liberty Union High School District GO	3.000%	8/1/2038	900	793
	Liberty Union High School District GO	3.000%	8/1/2039	1,000	857
	Liberty Union High School District GO	3.000%	8/1/2040	1,000	827
	Liberty Union High School District GO	3.000%	8/1/2041	1,670	1,354
[4]	Lincoln CA Special Tax Revenue	5.000%	9/1/2026	1,000	1,000
[4]	Lincoln CA Special Tax Revenue	5.000%	9/1/2027	1,040	1,063
[4]	Lincoln CA Special Tax Revenue	5.000%	9/1/2028	1,270	1,324
[4]	Lincoln CA Special Tax Revenue	5.000%	9/1/2029	2,540	2,639
[4]	Lincoln CA Special Tax Revenue	5.000%	9/1/2030	3,305	3,426
[4]	Lincoln CA Special Tax Revenue	5.000%	9/1/2031	3,405	3,526
[4]	Lincoln CA Special Tax Revenue	3.125%	9/1/2033	2,480	2,417
[4]	Lincoln CA Special Tax Revenue	5.000%	9/1/2033	1,625	1,680
[4]	Lincoln CA Special Tax Revenue	3.250%	9/1/2034	1,375	1,334
	Lincoln CA Special Tax Revenue	5.000%	9/1/2040	1,130	1,134
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2030	100	100
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2032	350	350
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2035	325	327
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2036	485	486
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2037	525	526
[3]	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2047	1,130	1,048
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/2032	720	733
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/2033	700	712

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Livermore Valley Water Financing Authority Intergovernmental Agreement Revenue	5.000%	7/1/2035	600	609
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/2027	595	603
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/2029	355	367
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2030	645	643
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2031	445	440
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2032	270	263
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2033	230	221
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/2033	670	677
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2036	810	735
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2037	1,000	873
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2037	1,675	1,477
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2038	1,250	1,065
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2039	1,795	1,507
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2040	1,175	957
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2041	960	783
[3]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	5.000%	8/1/2045	1,915	2,008
[4]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/2028	1,330	1,391
[4]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/2029	700	732
	Lompoc Valley Medical Center Health, Hospital, Nursing Home Revenue	5.000%	2/1/2030	400	411
	Lompoc Valley Medical Center Health, Hospital, Nursing Home Revenue	5.000%	2/1/2031	510	526
	Lompoc Valley Medical Center Health, Hospital, Nursing Home Revenue	5.000%	2/1/2032	855	882
	Lompoc Valley Medical Center Health, Hospital, Nursing Home Revenue	5.000%	2/1/2033	825	849
	Lompoc Valley Medical Center Health, Hospital, Nursing Home Revenue	5.000%	2/1/2034	475	488
	Lompoc Valley Medical Center Health, Hospital, Nursing Home Revenue	5.000%	2/1/2035	320	329
	Lompoc Valley Medical Center Health, Hospital, Nursing Home Revenue	5.000%	2/1/2036	345	352
	Lompoc Valley Medical Center Health, Hospital, Nursing Home Revenue	5.000%	2/1/2041	460	450
	Lompoc Valley Medical Center Health, Hospital, Nursing Home Revenue	5.000%	2/1/2046	650	624
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2027	140	144
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2030	5,680	6,119
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2032	3,445	3,788
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/2035	3,015	3,236
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/2037	17,245	18,987
[8]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.430%	4.111%	11/15/2026	10,010	10,021
[4]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/2033	500	554
[4]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/2034	500	551
[4]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/2035	500	548
[4]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/2035	575	630
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2038	1,225	1,276
	Long Beach Community College District GO	4.000%	8/1/2031	1,230	1,243
	Long Beach Community College District GO	4.000%	8/1/2034	600	603
	Long Beach Community College District GO	4.000%	8/1/2035	705	712
	Long Beach Community College District GO	3.000%	8/1/2037	2,860	2,547
	Long Beach Community College District GO	3.000%	8/1/2038	3,160	2,731
	Long Beach Community College District GO	3.000%	8/1/2039	3,395	2,851
	Long Beach Community College District GO	3.000%	8/1/2039	1,115	936
	Long Beach Community College District GO	3.000%	8/1/2040	1,500	1,216
	Long Beach Community College District GO	3.000%	8/1/2040	3,810	3,088
	Long Beach Community College District GO	3.000%	8/1/2041	2,460	1,961
	Long Beach Community College District GO	3.000%	8/1/2041	2,165	1,726
[4]	Long Beach Community College District GO, ETM	0.000%	6/1/2029	960	887
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2027	150	152
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2029	200	206
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2030	200	207
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2031	230	238
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2032	375	384
	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2034	350	356
[4]	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2037	400	402
[4]	Long Beach Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	8/1/2038	430	430
[4]	Long Beach Unified School District GO	0.000%	8/1/2030	4,260	3,762
[4]	Long Beach Unified School District GO	0.000%	8/1/2031	2,890	2,457
[4]	Long Beach Unified School District GO	0.000%	8/1/2032	2,290	1,871
[4]	Long Beach Unified School District GO	0.000%	8/1/2033	5,250	4,116
	Long Beach Unified School District GO	3.000%	8/1/2035	1,140	1,074
	Long Beach Unified School District GO	3.000%	8/1/2036	2,080	1,925
	Long Beach Unified School District GO	3.000%	8/1/2039	2,840	2,435
	Long Beach Unified School District GO	3.000%	8/1/2040	3,105	2,568
	Long Beach Unified School District GO	3.000%	8/1/2042	3,000	2,387
	Long Beach Unified School District GO	5.000%	8/1/2043	3,440	3,737
	Long Beach Unified School District GO	5.000%	8/1/2043	3,085	3,352
	Los Alamitos Unified School District GO	0.000%	8/1/2029	800	735

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Alamitos Unified School District GO	0.000%	8/1/2031	550	470
	Los Alamitos Unified School District GO	0.000%	8/1/2034	1,925	1,457
	Los Angeles CA Community College District GO	5.000%	8/1/2027	615	630
	Los Angeles CA Community College District GO	5.000%	8/1/2029	8,000	8,589
	Los Angeles CA Community College District GO	5.000%	8/1/2030	7,500	8,205
	Los Angeles CA Community College District GO	4.000%	8/1/2031	8,575	8,661
	Los Angeles CA Community College District GO	5.000%	8/1/2031	7,500	8,336
	Los Angeles CA Community College District GO	4.000%	8/1/2033	1,925	1,939
	Los Angeles CA Community College District GO	4.000%	8/1/2034	3,500	3,521
	Los Angeles CA Community College District GO	4.000%	8/1/2035	4,065	4,082
	Los Angeles CA Community College District GO	3.000%	8/1/2039	715	606
	Los Angeles CA Community College District GO	5.000%	8/1/2039	7,645	8,715
	Los Angeles CA Community College District GO	5.000%	8/1/2040	17,120	19,323
	Los Angeles CA Community College District GO	5.000%	8/1/2041	12,490	14,075
	Los Angeles CA Community College District GO	5.000%	8/1/2042	6,485	7,308
	Los Angeles CA County Community Facilities District No. 2021-01 Special Tax Revenue	5.000%	9/1/2039	850	877
	Los Angeles CA County Community Facilities District No. 2021-01 Special Tax Revenue	5.000%	9/1/2042	1,500	1,517
	Los Angeles CA County Community Facilities District No. 2021-01 Special Tax Revenue	5.000%	9/1/2044	1,400	1,413
	Los Angeles CA Unified School District COP	5.000%	10/1/2027	810	831
	Los Angeles CA Unified School District COP	5.000%	10/1/2028	1,705	1,789
	Los Angeles CA Unified School District COP	5.000%	10/1/2029	2,325	2,482
[3]	Los Angeles CA Unified School District COP	4.000%	10/1/2033	520	535
	Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2027	1,190	1,225
	Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2028	2,495	2,631
	Los Angeles CA Unified School District COP, ETM	5.000%	10/1/2029	3,400	3,655
	Los Angeles CA Unified School District GO	5.000%	7/1/2028	4,395	4,594
	Los Angeles CA Unified School District GO	5.000%	7/1/2032	14,780	16,369
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/2033	5,080	5,221
	Los Angeles CA Unified School District GO	5.000%	7/1/2033	20,000	22,329
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/2034	10,000	10,265
	Los Angeles CA Unified School District GO	5.000%	7/1/2034	14,205	15,940
	Los Angeles CA Unified School District GO	4.000%	7/1/2035	3,075	3,140
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/2035	10,000	10,255
	Los Angeles CA Unified School District GO	4.000%	7/1/2036	3,400	3,456
	Los Angeles CA Unified School District GO	4.000%	7/1/2036	2,600	2,658
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/2036	5,600	5,738
	Los Angeles CA Unified School District GO	4.000%	7/1/2037	8,190	8,282
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/2037	5,870	6,010
	Los Angeles CA Unified School District GO	5.000%	7/1/2037	1,000	1,023
	Los Angeles CA Unified School District GO	5.000%	7/1/2037	10,000	11,081
	Los Angeles CA Unified School District GO	4.000%	7/1/2038	10,375	10,420
[3]	Los Angeles CA Unified School District GO	5.000%	7/1/2038	5,120	5,237
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	4,000	4,089
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	2,480	2,664
	Los Angeles CA Unified School District GO	4.000%	7/1/2039	4,000	3,976
	Los Angeles CA Unified School District GO	4.000%	7/1/2039	4,070	4,045
	Los Angeles CA Unified School District GO	4.000%	7/1/2039	10,000	9,939
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	3,750	3,999
	Los Angeles CA Unified School District GO	5.000%	7/1/2039	15,350	16,707
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	2,275	2,246
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	4,100	4,048
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	4,050	3,999
	Los Angeles CA Unified School District GO	5.000%	7/1/2040	1,500	1,593
	Los Angeles CA Unified School District GO	4.000%	7/1/2041	5,465	5,338
	Los Angeles CA Unified School District GO	5.000%	7/1/2041	1,335	1,407
	Los Angeles CA Unified School District GO	5.000%	7/1/2041	3,000	3,179
	Los Angeles CA Unified School District GO	5.000%	7/1/2042	2,975	3,125
	Los Angeles CA Unified School District GO	5.000%	7/1/2043	2,000	2,106
	Los Angeles CA Unified School District GO	4.000%	7/1/2044	9,040	8,671
	Los Angeles CA Unified School District GO	4.000%	7/1/2044	3,355	3,218
	Los Angeles CA Unified School District GO	5.000%	7/1/2044	1,800	1,898
	Los Angeles CA Unified School District GO	5.000%	7/1/2044	5,000	5,285
	Los Angeles CA Unified School District GO	5.000%	7/1/2045	1,000	1,051
	Los Angeles CA Unified School District GO	5.000%	7/1/2045	5,000	5,268
	Los Angeles CA Unified School District GO	5.000%	7/1/2045	15,955	16,851
	Los Angeles CA Unified School District GO	4.000%	7/1/2046	5,000	4,729
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2034	2,385	2,421
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2035	2,840	2,881
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2035	2,985	3,029
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2036	3,000	3,042

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2036	6,250	6,338
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2036	10,000	11,373
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2037	8,580	9,672
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	5,320	5,422
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	3,000	3,220
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2043	6,000	6,449
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2044	4,785	5,120
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2044	10,000	10,715
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2045	3,000	3,205
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2045	10,000	10,698
[7,10]	Los Angeles California Multifamily Mortgage Revenue TOB VRDO	2.530%	9/3/2026	27,750	27,750
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	12/1/2026	1,500	1,501
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.350%	9/1/2029	6,355	6,388
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2036	1,450	1,508
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2037	1,335	1,385
[5]	Los Angeles County Metropolitan Transportation Authority Highway Revenue (I-105 Expresslanes Project)	5.000%	6/1/2037	775	847
[5]	Los Angeles County Metropolitan Transportation Authority Highway Revenue (I-105 Expresslanes Project)	5.000%	6/1/2038	825	893
[5]	Los Angeles County Metropolitan Transportation Authority Highway Revenue (I-105 Expresslanes Project)	5.000%	6/1/2039	675	722
[5]	Los Angeles County Metropolitan Transportation Authority Highway Revenue (I-105 Expresslanes Project)	5.000%	6/1/2040	725	769
[5]	Los Angeles County Metropolitan Transportation Authority Highway Revenue (I-105 Expresslanes Project)	5.000%	6/1/2041	1,300	1,367
[5]	Los Angeles County Metropolitan Transportation Authority Highway Revenue (I-105 Expresslanes Project)	5.000%	6/1/2042	1,600	1,677
[5]	Los Angeles County Metropolitan Transportation Authority Highway Revenue (I-105 Expresslanes Project)	5.000%	6/1/2043	1,350	1,409
[5]	Los Angeles County Metropolitan Transportation Authority Highway Revenue (I-105 Expresslanes Project)	5.000%	6/1/2044	1,425	1,480
[5]	Los Angeles County Metropolitan Transportation Authority Highway Revenue (I-105 Expresslanes Project)	5.000%	6/1/2045	1,350	1,397
[5]	Los Angeles County Metropolitan Transportation Authority Highway Revenue (I-105 Expresslanes Project)	5.000%	6/1/2046	1,375	1,415
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2033	5,000	5,088
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2034	7,750	7,872
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2034	5,000	5,084
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	5,000	5,079
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2035	24,690	25,079
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2036	1,500	1,536
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2036	3,000	3,195
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	5,000	5,077
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	21,145	21,469
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2037	6,625	6,749
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2037	6,980	7,091
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2037	6,350	6,741
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2037	6,190	6,389
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2038	1,840	2,037
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2038	4,360	4,827
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	1,190	1,206
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2038	1,755	1,778
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/2039	5,205	5,226
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2039	1,135	1,242
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/2039	3,845	4,208
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	2,410	2,567
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2039	7,555	7,647
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2040	2,000	2,120
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	1,720	1,738
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2042	3,800	3,840
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2044	1,625	1,751
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2045	2,175	2,337
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2046	1,895	2,021
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2034	2,000	2,125
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2035	2,050	2,170
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2035	1,005	1,064
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2036	2,090	2,205
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2036	1,055	1,113
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2037	2,530	2,547
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2037	3,745	3,936
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2037	1,110	1,166
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2038	3,925	4,105
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2038	1,165	1,219
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2038	1,800	1,925
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2038	1,460	1,561
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2038	1,150	1,286
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2039	3,785	3,745
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2039	4,345	4,527
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2039	1,225	1,276
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2039	1,500	1,596

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2039	1,660	1,820
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2039	1,250	1,382
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2040	1,180	1,153
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2040	1,290	1,340
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2040	4,000	4,323
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2040	1,685	1,835
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2041	3,425	3,720
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2041	1,115	1,223
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2042	9,790	10,472
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2042	8,705	9,372
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2043	10,440	10,003
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2043	8,020	8,534
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2043	3,130	3,351
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	5,000	5,158
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	4,555	4,864
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	1,350	1,450
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2044	5,000	5,402
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	12,000	12,763
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2045	1,935	2,069
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2046	6,735	6,347
	Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Long Beach Project Area)	5.000%	8/1/2033	2,465	2,468
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2027	1,000	1,035
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2028	920	975
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2029	120	130
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2035	2,000	2,192
[5]	Los Angeles County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2039	1,000	1,115
[5]	Los Angeles County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2040	1,250	1,379
[5]	Los Angeles County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2041	1,640	1,798
[5]	Los Angeles County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2042	1,820	1,987
[5]	Los Angeles County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2043	3,735	4,058
[5]	Los Angeles County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2044	5,000	5,406
[5]	Los Angeles County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2045	1,500	1,616
[5]	Los Angeles County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2046	1,750	1,871
[5]	Los Angeles County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue (Capital Project)	5.000%	10/1/2037	4,000	4,529
[5]	Los Angeles County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue (Capital Project)	5.000%	10/1/2038	3,750	4,207
[5]	Los Angeles County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue (Capital Project)	5.000%	10/1/2039	3,170	3,512
[5]	Los Angeles County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue (Capital Project)	5.000%	10/1/2040	4,335	4,752
	Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	3.125%	10/1/2036	350	350
	Los Angeles Department of Airports	2.400%	9/3/2026	35,590	35,590
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2030	675	686
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2033	1,800	1,827
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2034	1,955	1,983
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2035	1,000	1,030
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2035	1,850	1,875
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	2,275	2,304
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	3,000	3,140
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	2,750	2,856
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	10,000	10,556
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2036	795	861
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	2,500	2,529
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	3,525	3,651
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	8,425	8,861
[5]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2037	4,040	4,554
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2038	18,065	18,213
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	3,185	3,290
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	5,800	6,078
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	3,140	3,344
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	2,300	2,464
[5]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	4,635	5,174
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2039	6,155	6,177
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2039	4,190	4,208
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	14,255	14,878
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	2,565	2,645
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	2,500	2,648
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	3,090	3,290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	5,340	5,900
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	1,810	1,807
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2040	1,345	1,340
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	4,500	4,680
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	3,000	3,176
[5]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2040	3,665	4,008
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2041	2,000	1,969
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2041	8,080	8,475
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2041	2,640	2,782
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2041	3,285	3,536
[5]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2041	1,985	2,153
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	1,000	1,008
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	2,500	2,628
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	5,750	6,160
[5]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2042	4,000	4,322
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	3,825	4,076
[5]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	13,750	14,792
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	4,775	5,069
[5]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	8,000	8,551
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	1,395	1,450
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	3,825	4,048
[5]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2045	8,770	9,343
[5]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2046	3,615	3,826
[5]	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2047	11,385	11,978
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	185	189
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	6,120	6,248
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,360	1,418
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	2,000	2,085
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	6,385	6,656
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,095	1,159
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,155	1,211
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	435	461
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	870	921
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,185	1,255
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,145	1,212
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	8,520	9,136
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	930	961
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	1,325	1,421
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	38,630	41,078
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	4,000	4,289
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,655	1,792
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	3,140	3,401
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,360	1,473
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	400	433
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	6,785	7,349
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	6,175	6,688
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	340	356
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	6,095	6,658
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,710	1,868
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,500	1,639
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	8,115	8,865
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,900	2,076
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,075	1,098
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	150	151
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	580	634
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,525	1,676
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	9,670	10,627
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,900	2,088
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	9,160	10,067
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	22,185	24,381
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,540	1,571
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	9,595	9,861
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	845	911
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	2,235	2,247
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	13,905	15,310
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,860	1,982
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	615	655
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	720	780
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	895	975
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	4,640	5,109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	2,060	2,268
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	6,510	6,677
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	2,100	2,139
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,325	1,403
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	8,195	8,770
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,845	1,994
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	2,090	2,280
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,000	1,100
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,595	1,756
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	4,950	5,450
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	3,100	3,171
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	20,680	21,027
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	105	111
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	830	900
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	3,235	3,508
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	5,000	5,467
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	26,070	26,457
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	425	446
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	6,405	6,839
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	2,775	2,951
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,030	1,104
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	160	161
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,000	1,084
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	4,500	4,880
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	5,575	5,644
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,460	1,493
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	100	100
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	7,990	8,209
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,365	1,423
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,850	1,944
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	755	790
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,645	1,741
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	755	768
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	670	714
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	1,750	1,858
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	955	996
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	4,115	4,414
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	2,410	2,593
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	395	403
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,000	2,057
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	5,600	5,799
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	3,160	3,293
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	3,525	3,662
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,275	1,320
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,515	1,593
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,280	2,397
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	645	680
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,310	1,369
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	2,570	2,694
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	640	673
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,000	1,057
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2039	875	878
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	23,000	23,578
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	3,000	3,093
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	4,790	4,966
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,160	1,199
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,795	1,875
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	9,580	10,082
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	9,930	10,450
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	24,880	25,499
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	10,660	11,006
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	7,010	7,220
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	18,565	19,257
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	1,250	1,310
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	20,375	21,319
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,345	2,357
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	12,265	12,290
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	9,000	9,154
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,150	2,206
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	8,340	8,595

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,775	2,853
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	4,775	4,942
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	800	828
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	2,435	2,526
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,570	1,628
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	1,000	1,045
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	9,240	9,642
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	6,235	6,506
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	3,160	3,200
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	200	205
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	6,430	6,614
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,365	1,404
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	3,605	3,715
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	1,305	1,347
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2043	4,495	4,655
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	2,155	2,211
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	13,630	14,008
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	1,030	1,059
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	5,665	5,848
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2044	3,000	3,101
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2044	2,250	2,374
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	2,300	2,362
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	8,070	8,323
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	6,375	6,575
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2045	2,000	2,104
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	12,990	13,207
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	5,825	5,988
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	3,660	3,767
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	3,155	3,247
[3]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2046	1,500	1,573
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/2049	320	324
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2027	110	111
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	25	26
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	1,005	1,026
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	285	291
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	25	25
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	1,095	1,118
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	825	842
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	85	87
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2028	2,335	2,399
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	640	669
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	465	486
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	1,870	1,954
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	315	329
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	380	397
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	390	393
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	1,150	1,202
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	735	756
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	1,575	1,615
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	2,185	2,317
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	1,255	1,331
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	1,405	1,490
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	45	48
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	1,015	1,076
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	670	675
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	2,130	2,258
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	685	710
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	32,665	34,489
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2030	740	762
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	295	305
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	2,330	2,507
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	1,110	1,194
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	105	106
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	280	301
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	3,230	3,310
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	790	850
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	420	452
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,430	1,554
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,065	1,157
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,540	1,674

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,735	1,886
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,735	1,746
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	445	455
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	1,340	1,381
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	870	946
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,425	1,557
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	225	244
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	275	300
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,920	2,097
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	635	639
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,210	1,236
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,055	1,086
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	1,215	1,291
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	345	369
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	970	1,060
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	3,420	3,736
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,955	1,966
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	305	314
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	35	39
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	4,775	5,260
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	3,095	3,280
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	340	368
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,255	1,366
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,600	1,763
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	580	592
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	1,800	1,983
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	3,665	4,037
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	830	834
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	2,375	2,441
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,205	1,315
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,120	1,182
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,195	1,293
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	415	455
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	70	74
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	630	681
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	245	250
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,300	1,433
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	1,470	1,621
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	7,370	8,126
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	375	377
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	220	226
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	3,110	3,276
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	955	1,001
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	670	724
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	3,790	4,116
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	15	16
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	1,675	1,828
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	580	621
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	405	433
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	150	153
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	1,265	1,393
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	5,180	5,703
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	5,755	5,779
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	95	99
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,325	1,405
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,245	1,301
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	585	623
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	2,795	3,020
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	50	54
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	190	200
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,160	1,236
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	1,620	1,742
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	620	630
[3]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	5,000	5,491
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,330	1,357
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	5,720	5,741
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	185	188
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	240	250
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,325	1,399
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	240	250

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	790	838
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,755	1,836
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,290	1,380
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,820	1,955
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	785	847
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	2,935	3,113
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	7,315	7,950
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	495	503
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	155	157
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	3,460	3,632
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	5,930	6,250
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	790	819
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	2,270	2,392
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	430	457
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	170	181
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	4,660	4,985
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	8,735	9,409
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	3,935	4,058
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	2,225	2,319
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	585	612
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	890	931
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	50	53
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	720	762
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	40	41
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	1,090	1,147
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	110	111
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	14,125	15,047
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	7,305	7,504
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,900	1,958
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	7,455	7,729
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,280	1,315
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	2,930	3,064
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	635	660
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,755	1,840
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	2,435	2,532
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,990	2,092
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	4,595	4,856
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	11,950	12,241
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	2,000	2,066
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,125	1,152
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	250	251
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,985	2,056
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	3,565	3,692
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	5,075	5,283
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	2,390	2,494
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	3,390	3,546
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,080	1,109
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	4,480	4,708
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	16,725	17,237
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	10,015	10,347
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	5,210	5,383
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	4,335	4,500
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	930	970
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	3,270	3,402
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	1,410	1,428
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	3,470	3,575
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	5,045	5,220
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	1,420	1,463
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	1,240	1,251
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	2,315	2,405
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	4,130	4,307
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	4,715	4,878
[3]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	5,485	5,715
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/2044	25	25
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2045	3,785	3,923
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2046	12,000	12,398
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	4,385	4,442
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2034	1,745	1,727
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2034	5,559	5,502
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2034	2,085	2,064

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.950%	12/1/2039	8,630	8,082
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.150%	12/1/2044	3,295	3,021
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2028	1,750	1,757
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue PUT	3.000%	7/1/2029	10,000	9,984
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue PUT	3.370%	8/1/2030	4,750	4,761
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2034	2,694	2,873
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2035	2,130	2,261
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2036	2,417	2,557
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2037	2,500	2,745
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2037	4,468	4,710
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2038	2,045	2,225
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2038	1,400	1,541
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2038	3,581	3,759
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2039	2,930	3,164
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2039	1,550	1,689
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2040	2,855	3,053
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2040	1,765	1,903
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/2040	1,985	2,063
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2041	2,935	3,116
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2041	1,255	1,339
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2042	6,810	7,232
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2042	1,575	1,678
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2043	13,770	14,567
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2043	2,680	2,841
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2044	18,090	19,042
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2044	3,125	3,297
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2045	18,555	19,522
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2045	2,415	2,541
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2046	26,620	27,860
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2046	1,875	1,964
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	5/1/2047	19,930	20,659
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/2027	1,550	1,575
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/2028	1,700	1,767
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/2029	1,625	1,719
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	11/1/2040	5,000	5,239
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue (Capital Equipment & Real Project)	5.000%	5/1/2043	1,000	1,049
[10]	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue TOB VRDO	2.700%	9/1/2026	6,600	6,600
	Los Rios Community College District GO	4.000%	8/1/2031	3,080	3,111
	Los Rios Community College District GO	4.000%	8/1/2032	3,135	3,164
	Los Rios Community College District GO	3.000%	8/1/2035	1,035	976
	Lowell Joint School District GO	5.000%	8/1/2037	1,000	1,061
	Lowell Joint School District GO	3.000%	8/1/2040	1,365	1,108
[4]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/2039	750	796
[4]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/2041	1,500	1,575
[4]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/2042	1,000	1,047
[4]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/2043	1,000	1,045
[4]	Madera Unified School District (2018 School Facilities Project) COP	5.000%	9/1/2044	275	287
[2]	Madera Unified School District GO	0.000%	5/1/2030	3,000	2,670
[2]	Manhattan Beach Unified School District GO	0.000%	9/1/2026	2,160	2,160
	Manhattan Beach Unified School District GO	0.000%	9/1/2028	2,220	2,102
	Manhattan Beach Unified School District GO	0.000%	9/1/2031	965	824
[3]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2027	265	269
[3]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2028	375	385
[3]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2029	350	362
[3]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2030	325	337
[3]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2032	550	565
[3]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2039	1,110	1,096
[2]	Manteca Unified School District GO	0.000%	8/1/2028	3,180	3,008
[2]	Manteca Unified School District GO	0.000%	8/1/2033	5,435	4,258
[2]	Manteca Unified School District GO	0.000%	8/1/2034	5,425	4,065
	Manteca Unified School District GO	5.000%	8/1/2034	250	287
	Manteca Unified School District GO	5.000%	8/1/2035	250	288
	Manteca Unified School District GO	5.250%	8/1/2044	1,000	1,090
	Manteca Unified School District GO	5.250%	8/1/2045	2,045	2,223
	Marin Community College District GO, Prere.	4.000%	8/15/2027	800	813
	Marin Community College District GO, Prere.	4.000%	8/15/2027	2,945	2,992
	Marin Community College District GO, Prere.	4.000%	8/15/2027	1,900	1,930
	Marin Community College District GO, Prere.	4.000%	8/15/2027	3,030	3,078
	Marin Healthcare District GO	5.000%	8/1/2041	9,000	9,069
	Marina Coast Water District COP	4.000%	6/1/2044	1,160	1,102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marina Coast Water District COP	4.000%	6/1/2045	1,660	1,572
[3]	Mendocino-Lake Community College District GO	3.000%	8/1/2041	1,475	1,193
	Menifee CA Special Tax Revenue	5.000%	9/1/2038	500	520
	Menifee CA Special Tax Revenue	5.000%	9/1/2039	820	834
	Menifee CA Special Tax Revenue	3.000%	9/1/2042	550	421
	Menifee CA Special Tax Revenue	5.000%	9/1/2043	600	608
	Menifee Union School District Special Tax Revenue	4.000%	9/1/2036	500	486
	Menifee Union School District Special Tax Revenue	4.000%	9/1/2041	800	731
[4]	Menlo Park Community Development Agency Successor Agency Tax Increment/Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/2026	1,035	1,037
[4]	Menlo Park Community Development Agency Successor Agency Tax Increment/Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/2027	1,250	1,253
	Mid-Peninsula Water District (2025 Financing Project) COP	4.000%	12/1/2043	1,000	935
	Milpitas CA Unified School District GO	3.000%	8/1/2035	1,895	1,789
	Miracosta Community College District GO	2.000%	8/1/2039	2,235	1,634
	Miracosta Community College District GO	2.000%	8/1/2040	2,000	1,405
	Modesto CA Special Tax Revenue	5.000%	9/1/2029	1,570	1,572
	Modesto CA Special Tax Revenue	5.000%	9/1/2030	1,700	1,702
	Modesto High School District GO	5.000%	8/1/2036	350	398
	Modesto High School District GO	5.000%	8/1/2037	300	339
	Modesto High School District GO	5.000%	8/1/2042	750	811
	Modesto High School District GO	5.000%	8/1/2043	1,185	1,255
	Modesto High School District GO	5.000%	8/1/2043	775	834
	Modesto High School District GO	5.000%	8/1/2044	650	696
	Modesto High School District GO	5.000%	8/1/2045	1,000	1,063
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/2031	1,200	1,266
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/2037	2,360	2,443
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/2038	2,015	2,079
	Montclair Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2031	660	678
	Monterey Park Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/2041	1,200	1,159
	Monterey Peninsula Community College District GO	4.000%	8/1/2041	475	461
	Monterey Peninsula Community College District GO	4.000%	8/1/2042	440	425
	Monterey Peninsula Community College District GO	4.000%	8/1/2043	880	844
	Monterey Peninsula Community College District GO	4.000%	8/1/2044	700	670
	Monterey Peninsula Community College District GO	4.000%	8/1/2045	775	734
	Monterey Peninsula Unified School District GO	4.000%	8/1/2042	3,000	2,903
	Moreland School District GO	3.875%	8/1/2030	835	848
	Moreland School District GO	5.000%	8/1/2037	1,805	2,031
	Moreland School District GO	5.000%	8/1/2038	2,015	2,244
[3]	Moreno Valley CA Unified School District GO	4.000%	8/1/2037	365	372
[3]	Moreno Valley CA Unified School District GO	4.000%	8/1/2039	1,470	1,471
[3]	Moreno Valley CA Unified School District GO	4.000%	8/1/2040	825	811
[3]	Moreno Valley CA Unified School District GO	5.000%	8/1/2040	650	711
[3]	Moreno Valley CA Unified School District GO	4.000%	8/1/2041	1,620	1,572
[3]	Moreno Valley CA Unified School District GO	5.250%	8/1/2041	775	857
[3]	Moreno Valley CA Unified School District GO	5.250%	8/1/2042	1,000	1,100
[3]	Moreno Valley CA Unified School District GO	5.250%	8/1/2043	1,250	1,367
[3]	Moreno Valley CA Unified School District GO	5.250%	8/1/2044	2,000	2,175
[3]	Moreno Valley CA Unified School District GO	5.250%	8/1/2045	1,300	1,409
	Moreno Valley Community Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	8/1/2029	1,220	1,244
	Moreno Valley Community Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	8/1/2032	1,020	1,037
[4]	Moreno Valley Public Financing Authority Intergovernmental Agreement Revenue	5.250%	5/1/2042	1,100	1,198
[4]	Moreno Valley Public Financing Authority Intergovernmental Agreement Revenue	5.250%	5/1/2043	1,000	1,086
[4]	Moreno Valley Public Financing Authority Intergovernmental Agreement Revenue	5.250%	5/1/2044	1,050	1,137
[4]	Moreno Valley Public Financing Authority Intergovernmental Agreement Revenue	5.250%	5/1/2046	740	796
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2026	930	930
[4]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2026	200	200
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2027	1,010	1,031
[4]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2027	225	231
[4]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2028	250	262
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2029	1,185	1,210
[4]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2029	425	455
[4]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2030	850	924
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2031	1,390	1,419
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2035	920	938
[4]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2040	600	635
	Morgan Hill Unified School District GO	4.000%	8/1/2032	400	403
	Morgan Hill Unified School District GO	4.000%	8/1/2033	200	201
	Morongo Unified School District GO	5.000%	8/1/2043	1,080	1,151
	Morongo Unified School District GO	5.000%	8/1/2044	500	531

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morongo Unified School District GO	5.000%	8/1/2045	400	423
	Morongo Unified School District GO	5.000%	8/1/2047	1,000	1,046
	Mount Diablo CA Unified School District GO	5.000%	8/1/2031	400	442
	Mount Diablo CA Unified School District GO	5.000%	8/1/2032	625	699
	Mount Diablo CA Unified School District GO	5.000%	8/1/2032	750	839
	Mount Diablo CA Unified School District GO	5.000%	8/1/2033	545	617
	Mount Diablo CA Unified School District GO	5.000%	8/1/2034	525	598
	Mount Diablo CA Unified School District GO	5.000%	8/1/2035	725	829
	Mount San Jacinto Community College District GO	4.000%	8/1/2037	3,290	3,300
	Mount San Jacinto Community College District GO	3.000%	8/1/2038	2,000	1,781
	Mountain House Community Facilities District Special Tax Revenue	4.250%	9/1/2035	400	393
	Mountain House Community Facilities District Special Tax Revenue	5.000%	9/1/2040	500	500
	Mountain House Community Facilities District Special Tax Revenue	5.000%	9/1/2045	875	867
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2026	290	291
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2027	360	366
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2028	430	440
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2029	450	466
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2029	215	221
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2030	550	572
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2030	330	342
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2031	575	595
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2031	400	413
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2032	400	411
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2033	325	333
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2034	300	305
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2035	325	329
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2035	1,000	1,010
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2036	315	318
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2037	300	301
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2038	300	300
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2039	275	273
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2040	5,320	5,229
[3]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2040	350	344
	Mountain View Los Altos CA Union High School District GO	1.750%	8/1/2033	3,000	2,577
	Mountain View Los Altos CA Union High School District GO	1.875%	8/1/2034	4,150	3,505
[4]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/2032	500	520
[4]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/2034	350	363
[4]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/2035	450	465
[4]	Mountain View Shoreline Regional Park Community Tax Increment/Allocation Revenue	5.000%	8/1/2037	1,220	1,257
	Mountain View-Whisman School District GO	3.000%	9/1/2039	2,200	1,904
	Mountain View-Whisman School District GO	3.000%	9/1/2040	1,000	842
	Mountain View-Whisman School District GO	4.000%	9/1/2042	1,250	1,232
	Mountain View-Whisman School District GO	4.000%	9/1/2045	2,535	2,413
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/2029	455	473
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/2029	325	338
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/2029	1,565	1,626
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/2034	7,020	8,253
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	10,385	12,165
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	15,950	18,683
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	13,100	15,345
	Mt San Antonio Community College District GO	5.000%	8/1/2043	800	864
	Mt San Antonio Community College District GO	5.000%	8/1/2044	2,000	2,147
	Mt San Antonio Community College District GO	5.000%	8/1/2045	1,200	1,284
	Mt San Antonio Community College District GO	5.000%	8/1/2046	1,500	1,596
[4]	Murrieta Valley Unified School District GO	0.000%	9/1/2033	475	373
	Napa Valley Unified School District GO	0.000%	8/1/2029	2,000	1,842
	Napa Valley Unified School District GO	0.000%	8/1/2033	6,070	4,808
	Nevada Joint Union High School District GO	4.000%	8/1/2032	1,320	1,338
	Nevada Joint Union High School District GO	4.000%	8/1/2034	580	586
	New Haven Unified School District GO	4.000%	8/1/2029	100	102
	New Haven Unified School District GO	4.000%	8/1/2030	100	102
	New Haven Unified School District GO	4.000%	8/1/2031	100	102
	New Haven Unified School District GO	4.000%	8/1/2032	100	102
	New Haven Unified School District GO	4.000%	8/1/2035	325	328
	New Haven Unified School District GO	4.000%	8/1/2036	155	156
	New Haven Unified School District GO	5.000%	8/1/2042	1,000	1,081
	New Haven Unified School District GO	5.000%	8/1/2044	1,000	1,069
	New Haven Unified School District GO	5.000%	8/1/2045	1,180	1,255
[3]	Newark CA Unified School District GO	4.000%	8/1/2036	1,135	1,163
[3]	Newark CA Unified School District GO	4.000%	8/1/2040	1,000	984

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Newport Beach CA Special Assessment Revenue	4.125%	9/2/2038	1,010	991
	Newport Beach CA Special Assessment Revenue	5.000%	9/2/2043	710	719
	Newport Mesa Unified School District GO	0.000%	8/1/2029	4,625	4,257
	Newport Mesa Unified School District GO	0.000%	8/1/2030	3,000	2,669
	Newport Mesa Unified School District GO	0.000%	8/1/2031	1,500	1,287
[2]	Newport Mesa Unified School District GO	0.000%	8/1/2031	5,275	4,505
	Newport Mesa Unified School District GO	0.000%	8/1/2032	14,000	11,568
	Norco CA Special Tax Revenue	5.000%	9/1/2026	1,620	1,620
	Norco CA Special Tax Revenue	5.000%	9/1/2027	1,755	1,790
[3]	Norco CA Special Tax Revenue	5.000%	9/1/2028	805	825
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/2035	440	446
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	1,000	1,052
	Norco Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2037	855	895
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/2039	1,565	1,552
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/2033	500	505
[3]	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	4.000%	3/1/2034	2,145	2,214
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/2034	500	505
[2]	North Orange County CA Community College District GO	0.000%	8/1/2027	6,880	6,732
	North Orange County CA Community College District GO	3.000%	8/1/2038	1,805	1,607
	North Orange County CA Community College District GO	3.000%	8/1/2039	2,165	1,878
	North Orange County CA Community College District GO	3.000%	8/1/2040	2,200	1,836
[10]	North Orange County CA Community College District GO TOB VRDO	2.300%	9/3/2026	3,335	3,335
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	68,200	70,947
[14]	Northstar Community Services District Special Tax Revenue	5.000%	9/1/2021	693	139
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2034	615	581
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2035	425	394
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2038	1,420	1,246
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2039	900	772
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2040	1,150	959
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2046	6,325	4,815
	Novato CA Unified School District GO	3.000%	8/1/2039	1,130	974
	Novato CA Unified School District GO	3.000%	8/1/2042	4,075	3,309
	Novato CA Unified School District GO	3.000%	8/1/2043	3,000	2,386
	Novato Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	9/1/2039	1,475	1,456
	Novato Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	9/1/2040	1,465	1,435
	Oak Grove School District GO	0.000%	8/1/2027	1,700	1,659
	Oak Grove School District GO	0.000%	8/1/2029	2,750	2,526
[6]	Oak Grove School District GO, 5.000% coupon rate effective 8/1/2030	0.000%	8/1/2031	1,915	1,636
[6]	Oak Grove School District GO, 5.000% coupon rate effective 8/1/2030	0.000%	8/1/2032	1,030	875
	Oak Valley Hospital District GO	5.000%	7/1/2028	1,020	1,060
	Oak Valley Hospital District GO	5.000%	7/1/2029	1,000	1,056
	Oak Valley Hospital District GO	5.000%	7/1/2030	1,325	1,416
	Oak Valley Hospital District GO	5.000%	7/1/2031	1,475	1,590
	Oak Valley Hospital District GO	5.000%	7/1/2032	1,270	1,382
	Oak Valley Hospital District GO	5.000%	7/1/2033	1,800	1,973
	Oakdale CA Joint Unified School District GO	5.000%	8/1/2045	1,035	1,095
	Oakland CA GO	2.000%	1/15/2034	5,505	4,766
	Oakland CA GO	2.000%	1/15/2035	4,480	3,791
	Oakland CA GO	2.125%	1/15/2036	4,735	3,909
	Oakland CA GO	3.000%	1/15/2040	6,580	5,442
	Oakland CA GO	4.000%	1/15/2047	9,450	8,552
[3]	Oakland CA GO	4.000%	1/15/2047	6,385	5,824
[4]	Oceanside CA Unified School District GO	0.000%	8/1/2029	3,170	2,913
[4]	Oceanside CA Unified School District GO	0.000%	8/1/2030	2,050	1,820
[4]	Oceanside CA Unified School District GO	4.000%	8/1/2040	1,320	1,307
	Oceanside CA Unified School District GO	5.000%	8/1/2042	1,000	1,076
	Oceanside CA Unified School District GO	5.000%	8/1/2043	1,065	1,135
	Oceanside CA Unified School District GO	5.000%	8/1/2044	1,115	1,183
	Oceanside CA Unified School District GO	5.000%	8/1/2045	1,150	1,217
	Oceanside CA Unified School District GO	0.000%	8/1/2047	2,475	935
	Ohlone Community College District GO	3.000%	8/1/2038	4,345	3,808
	Ontario CA Community Facilities District No. 64 Special Tax Revenue	5.000%	9/1/2039	1,015	1,032
	Ontario CA Special Tax Revenue	4.000%	9/1/2033	2,610	2,615
	Ontario CA Special Tax Revenue	5.000%	9/1/2038	1,205	1,259
	Ontario CA Special Tax Revenue	5.000%	9/1/2040	1,160	1,199
	Ontario CA Special Tax Revenue	5.250%	9/1/2043	1,000	1,028
	Ontario CA Special Tax Revenue	5.000%	9/1/2045	1,000	1,016
[4]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/2041	1,250	1,231
	Ontario Montclair School District GO	5.000%	8/1/2043	2,065	2,185
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2032	700	781

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2033	475	536
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2034	450	510
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2035	500	568
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2036	590	664
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	3/1/2038	1,500	1,667
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	3/1/2039	1,375	1,513
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2041	1,000	1,076
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	3/1/2042	7,275	7,815
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	10/1/2042	500	539
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2042	1,025	1,099
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	3/1/2043	7,540	8,052
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	10/1/2043	350	375
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2043	2,170	2,313
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	3/1/2044	2,280	2,420
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	3/1/2045	4,910	5,186
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2045	1,750	1,845
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	3/1/2046	3,115	3,266
	Orange County CA Ocean View School District GO	5.000%	8/1/2042	1,105	1,177
	Orange County CA Ocean View School District GO	5.000%	8/1/2044	1,385	1,463
	Orange County CA Ocean View School District GO	5.000%	8/1/2045	1,125	1,182
	Orange County Community Facilities District Special Tax Revenue	5.000%	8/15/2027	500	512
	Orange County Community Facilities District Special Tax Revenue	5.000%	8/15/2028	900	944
	Orange County Community Facilities District Special Tax Revenue	5.000%	8/15/2029	1,000	1,070
	Orange County Community Facilities District Special Tax Revenue	5.000%	8/15/2033	200	210
	Orange County Community Facilities District Special Tax Revenue	5.000%	8/15/2036	200	209
	Orange County Community Facilities District Special Tax Revenue	5.000%	8/15/2041	775	796
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/2037	6,865	7,173
	Orange County Municipal Water District Water Facilities Corp. Water Revenue	4.000%	8/15/2035	790	806
	Orchard School District GO	5.000%	8/1/2041	300	324
	Orchard School District GO	5.000%	8/1/2042	400	430
	Orchard School District GO	5.000%	8/1/2043	500	535
	Orchard School District GO	5.000%	8/1/2044	650	693
	Orchard School District GO	5.000%	8/1/2045	350	372
	Orchard School District GO	5.000%	8/1/2046	375	396
	Oro Grande Elementary School District COP	4.000%	9/15/2026	810	810
[4]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/2034	1,130	1,147
[4]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/2036	1,170	1,181
[4]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/2037	770	773
	Oxnard School District BAN GO	0.000%	2/1/2031	825	713
[4]	Oxnard School District GO	0.000%	8/1/2031	1,520	1,296
[4]	Oxnard School District GO	0.000%	7/1/2033	3,445	2,720
[3]	Oxnard School District GO	4.000%	8/1/2046	780	743
[3,10]	Oxnard School District GO TOB VRDO	2.750%	9/1/2026	4,000	4,000
	Oxnard Union High School District GO	5.000%	8/1/2027	1,000	1,025
	Oxnard Union High School District GO	5.000%	8/1/2028	500	523
	Oxnard Union High School District GO	4.000%	8/1/2031	750	757
	Oxnard Union High School District GO	4.000%	8/1/2033	375	381
	Oxnard Union High School District GO	4.000%	8/1/2035	1,125	1,136
	Oxnard Union High School District GO	4.000%	8/1/2036	750	756
	Pajaro Valley Health Care District GO	5.000%	9/1/2046	2,750	2,591
	Pajaro Valley Unified School District GO	4.000%	8/1/2033	225	227
	Pajaro Valley Unified School District GO	4.000%	8/1/2034	250	252
	Pajaro Valley Unified School District GO	5.000%	8/1/2038	1,155	1,170
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/2026	100	100
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/2031	720	728
	Palm Desert CA Special Assessment Revenue	4.000%	9/2/2037	1,300	1,251
[3]	Palm Desert Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/2026	1,100	1,102
[3]	Palm Desert Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/2027	1,200	1,216
	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2026	830	830
	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2026	700	700
[2]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2029	1,275	1,278
[2]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2032	1,435	1,438
[2]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2033	750	752
[2]	Palmdale Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2034	2,000	2,004
[3]	Palmdale Elementary School District Special Tax Revenue	4.000%	8/1/2042	1,160	1,132
[3]	Palmdale Elementary School District Special Tax Revenue	5.000%	8/1/2044	800	853
	Palo Alto CA COP	2.125%	11/1/2043	2,000	1,335
	Palo Alto Unified School District GO	3.250%	8/1/2042	3,000	2,585
	Palomar Community College District GO	5.000%	8/1/2033	2,805	2,862
	Palomar Health COP	5.000%	11/1/2026	920	921

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palomar Health COP	5.000%	11/1/2027	750	754
[2]	Palomar Health GO	0.000%	8/1/2027	16,165	15,657
[4]	Palomar Health GO	0.000%	8/1/2027	8,095	7,841
	Palomar Health GO	5.000%	8/1/2027	2,195	2,195
[4]	Palomar Health GO	0.000%	8/1/2028	955	893
	Palomar Health GO	5.000%	8/1/2028	1,640	1,641
	Palomar Health GO	5.000%	8/1/2028	10,085	10,091
[4]	Palomar Health GO	0.000%	8/1/2029	7,835	7,063
	Palomar Health GO	5.000%	8/1/2029	875	875
	Palomar Health GO	5.000%	8/1/2029	4,890	4,892
	Palomar Health GO	4.000%	8/1/2030	2,150	2,140
	Palomar Health GO	5.000%	8/1/2030	1,995	1,996
	Palomar Health GO	4.000%	8/1/2031	1,890	1,872
	Palomar Health GO	5.000%	8/1/2031	800	800
	Palomar Health GO	4.000%	8/1/2032	5,035	4,846
	Palomar Health GO	4.000%	8/1/2033	1,755	1,712
	Palomar Health GO	5.000%	8/1/2033	1,555	1,555
	Palomar Health GO	0.000%	8/1/2034	2,725	1,927
	Palomar Health GO	4.000%	8/1/2034	3,315	3,201
	Palomar Health GO	0.000%	8/1/2035	720	471
	Palomar Health GO	4.000%	8/1/2035	380	360
	Palomar Health GO	0.000%	8/1/2036	600	370
	Palomar Health GO	4.000%	8/1/2036	5,440	5,093
	Palomar Health GO	0.000%	8/1/2037	1,210	703
	Palomar Health GO	3.000%	8/1/2037	785	655
	Palomar Health GO	4.000%	8/1/2037	4,365	4,039
[4]	Palomar Health GO	0.000%	8/1/2038	1,130	615
[4]	Palomar Health GO	7.000%	8/1/2038	3,510	3,786
[4]	Palomar Health GO	0.000%	8/1/2039	10,690	5,478
	Palomar Health GO	0.000%	8/1/2039	25	13
	Palomar Health GO	6.750%	8/1/2040	2,540	2,764
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	3,760	3,762
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	3,000	3,002
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2039	20	20
[2]	Palos Verdes Peninsula Unified School District GO	0.000%	11/1/2026	320	319
	Paradise Unified School District COP	5.000%	5/1/2036	950	972
	Paradise Unified School District COP	5.000%	5/1/2039	1,100	1,114
	Paradise Unified School District COP	5.250%	5/1/2044	2,000	2,011
[3]	Paramount Unified School District GO	4.000%	8/1/2034	150	155
[3]	Paramount Unified School District GO	4.000%	8/1/2035	300	308
[3]	Paramount Unified School District GO	4.000%	8/1/2037	390	395
[3]	Paramount Unified School District GO	4.000%	8/1/2040	450	443
	Paramount Unified School District GO	0.000%	8/1/2042	2,000	949
	Paramount Unified School District GO	5.000%	8/1/2042	225	243
	Paramount Unified School District GO	5.000%	8/1/2043	325	350
	Paramount Unified School District GO	5.000%	8/1/2044	525	561
[3]	Paramount Unified School District GO	3.000%	8/1/2045	2,000	1,540
	Paramount Unified School District GO	5.000%	8/1/2045	750	799
	Pasadena Area Community College District GO	5.000%	8/1/2042	1,000	1,060
	Pasadena Area Community College District GO	5.000%	8/1/2043	500	528
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2040	1,550	838
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2041	1,000	510
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2042	1,200	585
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2043	1,000	464
	Pasadena Unified School District GO	5.000%	8/1/2044	5,000	5,360
	Pasadena Unified School District GO	5.250%	8/1/2045	4,000	4,355
	Pasadena Unified School District GO	5.250%	8/1/2046	3,800	4,123
[3]	Patterson Joint Unified School District GO	5.000%	8/1/2038	500	553
[3]	Patterson Joint Unified School District GO	5.000%	8/1/2039	250	273
[3]	Patterson Joint Unified School District GO	5.000%	8/1/2040	300	325
[3]	Patterson Joint Unified School District GO	5.000%	8/1/2041	265	285
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/2033	595	630
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/2035	750	790
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/2036	1,000	1,049
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/2037	1,000	1,046
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/2038	600	624
	Peralta Community College District GO	5.000%	8/1/2030	1,280	1,397
	Peralta Community College District GO	5.000%	8/1/2031	2,315	2,566
	Peralta Community College District GO	5.250%	8/1/2042	2,000	2,140
	Peralta Community College District GO	5.000%	8/1/2043	2,200	2,366

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Peralta Community College District GO	5.000%	8/1/2044	2,410	2,580
	Peralta Community College District GO	5.000%	8/1/2045	2,000	2,133
	Perris CA Union High School District GO	3.000%	9/1/2036	1,090	995
	Perris CA Union High School District GO	3.000%	9/1/2038	800	699
	Perris CA Union High School District GO	3.000%	9/1/2039	850	723
	Perris CA Union High School District GO	3.000%	9/1/2040	1,000	820
[4]	Perris CA Union High School District GO	4.000%	9/1/2040	2,000	1,968
	Perris CA Union High School District GO	2.125%	9/1/2041	2,500	1,674
[4]	Perris Union High School District Financing Authority Special Tax Revenue	5.000%	9/1/2036	1,000	1,121
[4]	Perris Union High School District Financing Authority Special Tax Revenue	5.000%	9/1/2038	1,000	1,097
	Piedmont Unified School District GO	3.000%	8/1/2039	180	155
[9]	Pittsburg Successor Agency Redevelopment Agency Tax Increment/Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/2029	355	325
[4]	Pittsburg Unified School District GO	5.000%	8/1/2039	1,100	1,169
[4]	Pittsburg Unified School District GO	5.000%	8/1/2040	2,010	2,127
[4]	Pittsburg Unified School District GO	5.000%	8/1/2041	3,325	3,505
[4]	Pittsburg Unified School District GO	5.000%	8/1/2042	3,820	4,011
[4]	Pittsburg Unified School District GO	5.000%	8/1/2043	2,000	2,089
[4]	Pittsburg Unified School District GO	4.125%	8/1/2045	2,000	1,933
	Pittsburg Unified School District GO	3.500%	8/1/2046	740	624
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2031	150	129
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2036	1,500	1,385
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2037	1,500	1,357
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2038	1,000	885
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2039	1,250	1,082
[4]	Placer CA Union High School District GO	0.000%	8/1/2029	4,425	4,068
[4]	Placer CA Union High School District GO	0.000%	8/1/2030	2,400	2,132
[4]	Placer CA Union High School District GO	0.000%	8/1/2031	8,800	7,537
	Pleasanton Unified School District GO	4.000%	8/1/2034	1,050	1,057
	Pomona Unified School District GO	4.000%	8/1/2037	920	935
	Pomona Unified School District GO	5.250%	8/1/2038	1,000	1,095
	Pomona Unified School District GO	5.250%	8/1/2040	1,000	1,078
[4]	Pomona Unified School District GO	2.125%	8/1/2041	3,250	2,212
	Pomona Unified School District GO	5.000%	8/1/2041	375	404
	Pomona Unified School District GO	5.000%	8/1/2042	1,000	1,074
	Pomona Unified School District GO	5.000%	8/1/2043	700	748
	Pomona Unified School District GO	5.250%	8/1/2043	1,500	1,600
	Pomona Unified School District GO	5.000%	8/1/2044	615	654
	Pomona Unified School District GO	5.000%	8/1/2045	875	925
	Pomona Unified School District GO	5.000%	8/1/2046	1,000	1,055
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/2043	2,500	2,674
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/2044	1,000	1,065
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/2027	1,250	1,283
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/2028	1,610	1,653
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/2029	925	946
	Port of Oakland Port, Airport & Marina Revenue, Prere.	5.000%	11/1/2027	25	26
[4]	Porterville CA Water Revenue (Water System Financing Project) COP	5.000%	8/15/2027	115	118
[4]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2031	125	130
[4]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2032	150	155
[4]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2033	155	159
[4]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2034	150	154
[4]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2036	200	203
[4]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2037	175	177
[4]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2040	225	224
	Portola Valley School District GO	3.000%	8/1/2035	875	825
	Portola Valley School District GO	3.000%	8/1/2036	640	595
	Portola Valley School District GO	3.000%	8/1/2037	700	638
	Portola Valley School District GO	3.000%	8/1/2038	675	601
	Portola Valley School District GO	3.000%	8/1/2039	725	630
	Portola Valley School District GO	3.000%	8/1/2040	530	443
[3]	Poway Public Financing Authority Water Revenue	5.000%	6/1/2040	550	592
[3]	Poway Public Financing Authority Water Revenue	5.000%	6/1/2041	365	390
[3]	Poway Public Financing Authority Water Revenue	4.000%	6/1/2043	1,230	1,181
	Poway Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/2026	1,370	1,384
	Poway Unified School District GO	0.000%	8/1/2028	9,070	8,618
	Poway Unified School District GO	0.000%	8/1/2029	5,310	4,889
	Poway Unified School District GO	0.000%	8/1/2030	100	89
	Poway Unified School District GO	0.000%	8/1/2031	2,375	2,040
	Poway Unified School District GO	0.000%	8/1/2034	3,500	2,668

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Poway Unified School District GO	0.000%	8/1/2035	8,475	6,177
	Poway Unified School District GO	0.000%	8/1/2036	9,420	6,553
	Poway Unified School District GO	0.000%	8/1/2038	6,495	4,069
	Poway Unified School District GO	0.000%	8/1/2039	3,445	2,037
	Poway Unified School District GO	0.000%	8/1/2041	3,000	1,581
	Poway Unified School District GO	0.000%	8/1/2046	18,860	7,479
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2026	2,500	2,500
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2033	1,595	1,765
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2033	2,845	3,073
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2034	1,890	2,079
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2034	3,000	3,228
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2035	1,245	1,361
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2036	1,845	2,005
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2036	500	532
[4]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2026	190	190
[4]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2027	315	319
[4]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2029	265	272
[4]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2029	390	401
[4]	Poway Unified School District Special Tax Revenue	5.000%	9/1/2032	345	368
[4]	Poway Unified School District Special Tax Revenue	5.000%	9/1/2032	325	346
[4]	Poway Unified School District Special Tax Revenue	2.875%	9/1/2033	180	167
[4]	Poway Unified School District Special Tax Revenue	3.000%	9/1/2034	405	378
[4]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2034	500	508
[4]	Poway Unified School District Special Tax Revenue	3.000%	9/1/2035	235	216
[4]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2036	715	721
[4]	Poway Unified School District Special Tax Revenue	3.000%	9/1/2037	500	443
[4]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2038	835	832
[4]	Poway Unified School District Special Tax Revenue	3.125%	9/1/2039	565	475
[4]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2040	970	943
[7,10]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.100%	9/1/2026	5,000	5,000
[7,10]	Public Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	3.100%	9/1/2026	10,660	10,660
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/2026	180	180
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/2027	200	202
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/2029	240	244
[3]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/2032	785	862
[3]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/2033	985	1,076
[3]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/2034	980	1,060
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/2037	500	475
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/2037	2,950	2,864
[3]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/2038	4,815	5,083
	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/2038	800	827
	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/2039	800	821
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/2041	390	348
[4]	Rancho Santiago Community College District GO	0.000%	9/1/2028	1,000	947
[4]	Rancho Santiago Community College District GO	0.000%	9/1/2030	14,450	12,796
	Rancho Water District Financing Authority Water Revenue	3.000%	8/1/2040	5,105	4,307
	Ravenswood CA City School District GO	4.000%	8/1/2032	130	134
	Ravenswood CA City School District GO	4.000%	8/1/2036	270	273
	Ravenswood CA City School District GO	4.000%	8/1/2038	975	976
[4]	Ravenswood CA City School District GO	5.000%	8/1/2038	500	558
[4]	Ravenswood CA City School District GO	0.000%	8/1/2039	350	203
[4]	Ravenswood CA City School District GO	0.000%	8/1/2040	1,285	701
	Ravenswood CA City School District GO	4.000%	8/1/2040	590	575
[4]	Ravenswood CA City School District GO	0.000%	8/1/2041	1,250	644
[4]	Ravenswood CA City School District GO	0.000%	8/1/2042	1,070	523
[3]	Ravenswood CA City School District GO	5.000%	8/1/2043	2,075	2,188
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/2027	1,350	1,374
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/2030	800	829
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	4.000%	6/1/2045	10,345	9,830
	Redlands Unified School District GO	5.000%	7/1/2043	2,475	2,644
	Redlands Unified School District GO	5.000%	7/1/2044	2,100	2,230
	Redlands Unified School District GO	5.000%	7/1/2045	2,355	2,488
	Redondo Beach Unified School District GO	5.000%	8/1/2041	200	218
	Redondo Beach Unified School District GO	5.000%	8/1/2042	285	308
	Redondo Beach Unified School District GO	5.000%	8/1/2043	250	269
	Redondo Beach Unified School District GO	5.000%	8/1/2044	300	321
	Redondo Beach Unified School District GO	5.000%	8/1/2045	500	532
	Redwood City CA Special Tax Revenue	5.000%	9/1/2029	700	701
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/2038	1,845	1,639
	Redwood City School District GO	3.000%	8/1/2033	1,430	1,386

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Redwood City School District GO	3.000%	8/1/2040	1,490	1,241
	Rialto CA Special Tax Revenue	5.000%	9/1/2043	2,340	2,369
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/2028	1,000	1,047
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/2030	1,285	1,339
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/2032	470	488
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/2033	760	788
	Rialto Redevelopment Agency Tax Increment/Allocation Revenue (Merged Project)	5.000%	9/1/2037	8,225	8,470
[3]	Rialto Unified School District COP	5.000%	9/1/2028	285	299
[3]	Rialto Unified School District COP	5.000%	9/1/2029	335	359
[3]	Rialto Unified School District COP	5.000%	9/1/2030	350	381
[3]	Rialto Unified School District COP	5.000%	9/1/2031	350	386
[3]	Rialto Unified School District COP	5.000%	9/1/2032	475	531
[3]	Rialto Unified School District COP	5.000%	9/1/2033	850	962
[3]	Rialto Unified School District COP	5.000%	9/1/2034	875	994
[3]	Rialto Unified School District COP	5.000%	9/1/2035	1,555	1,738
[3]	Rialto Unified School District GO	0.000%	8/1/2028	115	109
[3]	Rialto Unified School District GO	0.000%	8/1/2029	140	128
[3]	Rialto Unified School District GO	0.000%	8/1/2030	665	587
[3]	Rialto Unified School District GO	0.000%	8/1/2031	595	505
[3]	Rialto Unified School District GO	0.000%	8/1/2032	925	755
[3]	Rialto Unified School District GO	0.000%	8/1/2033	860	673
[3]	Rialto Unified School District GO	0.000%	8/1/2034	400	298
[3]	Rialto Unified School District GO	0.000%	8/1/2035	825	584
[3]	Rialto Unified School District GO	0.000%	8/1/2036	720	483
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/2035	3,285	3,327
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/2037	2,000	2,012
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/2039	760	792
	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.500%	11/1/2029	50	50
[4]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2027	1,065	1,097
[4]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2028	1,225	1,292
[4]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2029	1,600	1,720
[4]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2034	3,025	3,180
[4]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2035	1,210	1,267
[4]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2036	1,670	1,741
[4]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/2037	1,600	1,662
[3]	Rio Elementary CA School District BAN GO	0.000%	7/1/2028	3,000	2,842
	Rio Hondo CA Community College District GO	0.000%	8/1/2031	2,045	1,742
	Rio Hondo CA Community College District GO	0.000%	8/1/2035	5,000	3,590
	Rio Hondo CA Community College District GO	5.000%	8/1/2042	795	860
	Rio Hondo CA Community College District GO	5.000%	8/1/2043	500	538
	Rio Hondo CA Community College District GO	5.000%	8/1/2044	1,250	1,338
	Rio Hondo CA Community College District GO	5.000%	8/1/2045	1,250	1,334
[4]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/2036	365	388
[4]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/2036	325	362
[4]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/2037	300	318
[4]	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/2038	500	503
	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/2039	2,180	2,212
	River Islands Public Financing Authority Special Tax Revenue	4.500%	9/1/2040	1,900	1,816
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/2041	995	876
[4]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/2041	540	583
[4]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/2042	1,000	988
[4]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/2042	4,000	4,193
[4]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/2043	1,500	1,498
	River Islands Public Financing Authority Special Tax Revenue	4.500%	9/1/2044	1,660	1,542
	River Islands Public Financing Authority Special Tax Revenue	4.750%	9/1/2045	3,405	3,280
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/2046	1,285	1,057
[4]	River Islands Public Financing Authority Special Tax Revenue	5.000%	9/1/2046	910	960
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2040	350	375
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2041	600	641
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2042	515	549
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2043	340	361
	Riverside CA Water Revenue	5.000%	10/1/2040	1,250	1,341
	Riverside CA Water Revenue	5.000%	10/1/2042	1,250	1,327
	Riverside Community College District GO	3.000%	8/1/2033	770	748
	Riverside Community College District GO	4.000%	8/1/2034	3,630	3,718
	Riverside Community College District GO	3.000%	8/1/2036	1,795	1,663
	Riverside Community College District GO	3.000%	8/1/2036	2,000	1,853
	Riverside Community College District GO	3.000%	8/1/2037	5,355	4,837
	Riverside Community College District GO	3.000%	8/1/2038	3,775	3,328
	Riverside Community College District GO	3.000%	8/1/2038	7,065	6,228

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside Community College District GO	3.000%	8/1/2039	4,210	3,610
	Riverside Community College District GO	3.000%	8/1/2039	7,240	6,207
	Riverside Community College District GO	3.000%	8/1/2040	2,000	1,674
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2028	500	507
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2030	1,070	1,083
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2032	1,150	1,161
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2035	1,930	1,940
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2036	2,010	2,015
[3]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2033	3,535	3,608
[3]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	5.000%	10/1/2035	1,220	1,242
[3]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue	4.000%	10/1/2040	5,000	4,679
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2026	450	451
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2027	300	308
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2028	650	682
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2029	750	801
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2030	770	835
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2031	1,230	1,351
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2032	1,180	1,311
[4]	Riverside County Public Financing Authority Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/2033	1,000	1,122
[3]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	5.000%	10/1/2037	1,015	1,016
	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	0.000%	10/1/2038	1,420	846
[3]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2039	3,750	3,555
[4]	Riverside County Redevelopment Successor Agency Tax Increment/Allocation Revenue (Jurupa Valley Redevelopment Project)	5.000%	10/1/2029	1,900	1,947
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2031	5,000	4,204
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2032	4,000	3,226
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2033	5,500	4,250
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2034	6,805	5,022
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2037	4,150	4,211
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2038	6,760	6,793
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2040	3,750	3,695
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2041	3,500	3,375
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2046	1,000	930
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2047	2,752	2,531
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/2035	1,100	1,145
	Riverside Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2027	1,385	1,388
	Riverside Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2029	1,265	1,267
	Riverside Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2033	1,055	1,057
	Riverside Unified School District GO	4.000%	8/1/2030	850	860
	Riverside Unified School District GO	4.000%	8/1/2031	1,250	1,262
	Riverside Unified School District GO	4.000%	8/1/2034	1,135	1,142
	Riverside Unified School District GO	3.000%	8/1/2036	2,000	1,828
	Riverside Unified School District GO	3.000%	8/1/2037	4,800	4,295
	Riverside Unified School District GO	3.000%	8/1/2038	2,310	2,021
	Riverside Unified School District GO	3.000%	8/1/2039	5,000	4,265
	Riverside Unified School District GO	3.000%	8/1/2040	7,500	6,202
	Riverside Unified School District Special Tax Revenue	5.000%	9/1/2039	500	509
	Riverside Unified School District Special Tax Revenue	5.000%	9/1/2044	690	695
[3]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/2027	1,550	1,573
[3]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/2028	1,650	1,696
[3]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/2029	1,820	1,888
	Romoland School District Special Tax Revenue	4.000%	9/1/2026	100	100
	Romoland School District Special Tax Revenue	4.000%	9/1/2028	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/2029	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/2031	100	101
	Romoland School District Special Tax Revenue	4.000%	9/1/2032	100	100
	Romoland School District Special Tax Revenue	4.000%	9/1/2033	100	100
	Romoland School District Special Tax Revenue	4.000%	9/1/2034	100	99
	Romoland School District Special Tax Revenue	4.000%	9/1/2035	115	113
	Romoland School District Special Tax Revenue	5.000%	9/1/2038	250	256
	Romoland School District Special Tax Revenue	5.000%	9/1/2039	610	629
	Romoland School District Special Tax Revenue	5.000%	9/1/2043	440	443
	Romoland School District Special Tax Revenue	5.000%	9/1/2044	565	569

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/2032	250	252
	Roseville CA Electric System Intergovernmental Agreement Revenue	5.000%	2/1/2033	350	353
	Roseville CA Special Tax Revenue	4.000%	9/1/2026	110	110
	Roseville CA Special Tax Revenue	4.000%	9/1/2026	100	100
	Roseville CA Special Tax Revenue	4.000%	9/1/2027	220	222
	Roseville CA Special Tax Revenue	4.000%	9/1/2027	120	121
	Roseville CA Special Tax Revenue	4.000%	9/1/2028	205	208
	Roseville CA Special Tax Revenue	4.000%	9/1/2028	205	208
	Roseville CA Special Tax Revenue	4.000%	9/1/2029	200	204
	Roseville CA Special Tax Revenue	4.000%	9/1/2029	240	243
	Roseville CA Special Tax Revenue	5.000%	9/1/2029	335	335
	Roseville CA Special Tax Revenue	4.000%	9/1/2030	125	127
	Roseville CA Special Tax Revenue	4.000%	9/1/2030	85	86
	Roseville CA Special Tax Revenue	4.000%	9/1/2031	165	167
	Roseville CA Special Tax Revenue	4.000%	9/1/2032	265	267
	Roseville CA Special Tax Revenue	4.000%	9/1/2033	250	252
	Roseville CA Special Tax Revenue	4.000%	9/1/2033	570	572
	Roseville CA Special Tax Revenue	4.000%	9/1/2034	500	498
	Roseville CA Special Tax Revenue	5.000%	9/1/2034	250	262
	Roseville CA Special Tax Revenue	4.000%	9/1/2036	750	736
	Roseville CA Special Tax Revenue	4.000%	9/1/2036	485	474
	Roseville CA Special Tax Revenue	2.500%	9/1/2037	1,540	1,216
	Roseville CA Special Tax Revenue	5.000%	9/1/2039	1,000	1,015
	Roseville CA Special Tax Revenue	5.000%	9/1/2040	400	399
	Roseville CA Special Tax Revenue	4.000%	9/1/2041	305	280
	Roseville CA Special Tax Revenue	4.000%	9/1/2041	2,290	2,097
	Roseville CA Special Tax Revenue	4.000%	9/1/2041	500	454
	Roseville CA Special Tax Revenue	5.000%	9/1/2044	700	694
	Roseville CA Special Tax Revenue	5.000%	9/1/2045	1,000	990
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/2027	1,100	1,128
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/2029	750	767
[4]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/2030	2,000	2,046
[3]	Roseville Joint Union High School District (School Financing Project) COP	1.125%	6/1/2027	370	363
[3]	Roseville Joint Union High School District (School Financing Project) COP	1.250%	6/1/2028	615	589
[3]	Roseville Joint Union High School District (School Financing Project) COP	2.125%	6/1/2035	2,000	1,669
	Roseville Joint Union High School District GO	0.000%	8/1/2028	500	470
[4]	Roseville Joint Union High School District GO	0.000%	8/1/2029	3,215	2,949
	Roseville Joint Union High School District GO	0.000%	8/1/2029	1,085	982
	Roseville Joint Union High School District GO	0.000%	8/1/2030	1,000	868
[4]	Roseville Joint Union High School District GO	0.000%	8/1/2031	6,815	5,814
	Roseville Joint Union High School District GO	0.000%	8/1/2031	1,585	1,317
	Roseville Joint Union High School District GO	0.000%	8/1/2033	500	391
[5]	Roseville Joint Union High School District GO	5.000%	8/1/2036	1,950	2,196
[5]	Roseville Joint Union High School District GO	5.000%	8/1/2037	2,145	2,394
[5]	Roseville Joint Union High School District GO	5.000%	8/1/2038	640	704
	Roseville Joint Union High School District GO	0.000%	8/1/2039	530	296
	Roseville Joint Union High School District GO	0.000%	8/1/2040	500	262
[5]	Roseville Joint Union High School District GO	5.000%	8/1/2040	1,000	1,067
[5]	Roseville Joint Union High School District GO	5.000%	8/1/2041	1,000	1,060
[5]	Roseville Joint Union High School District GO	5.000%	8/1/2046	1,270	1,317
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/2027	455	459
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/2028	1,725	1,770
	Rowland Unified School District GO	4.000%	8/1/2043	2,135	2,032
	Rowland Unified School District GO	4.000%	8/1/2045	4,225	3,963
	Sacramento Area Flood Control Agency Special Assessment Revenue	4.000%	10/1/2040	2,390	2,315
	Sacramento CA City Unified School District GO	5.000%	8/1/2027	205	209
[3]	Sacramento CA City Unified School District GO	5.000%	7/1/2028	1,000	1,036
[3]	Sacramento CA City Unified School District GO	5.000%	7/1/2029	1,885	1,975
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/2029	200	205
[3]	Sacramento CA City Unified School District GO	5.000%	7/1/2030	2,300	2,430
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/2030	200	206
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/2031	220	227
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/2033	200	204
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/2034	605	613
[4]	Sacramento CA City Unified School District GO	6.000%	8/1/2034	1,380	1,641
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/2035	450	454
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/2036	800	861
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/2037	1,000	997
[3]	Sacramento CA City Unified School District GO	5.000%	8/1/2038	1,000	1,029
[3]	Sacramento CA City Unified School District GO	5.000%	8/1/2039	2,010	2,060

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/2039	3,445	3,618
[3]	Sacramento CA City Unified School District GO	5.000%	8/1/2041	2,000	2,035
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/2041	1,000	1,036
[3]	Sacramento CA City Unified School District GO	4.000%	8/1/2042	4,350	4,138
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/2043	3,320	3,412
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/2043	1,400	1,443
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/2043	2,650	2,731
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/2044	9,730	9,973
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/2044	2,870	2,949
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/2044	3,085	3,170
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/2045	2,750	2,817
[4]	Sacramento CA City Unified School District GO	5.000%	8/1/2045	3,740	3,831
[4]	Sacramento CA North Natomas Community Facilities District No. 4 Special Tax Revenue	5.000%	9/1/2029	2,215	2,355
	Sacramento CA Special Tax Revenue	4.000%	9/1/2026	505	505
	Sacramento CA Special Tax Revenue	4.000%	9/1/2028	635	645
	Sacramento CA Special Tax Revenue	4.000%	9/1/2030	260	265
	Sacramento CA Special Tax Revenue	4.000%	9/1/2031	220	223
	Sacramento CA Special Tax Revenue	4.000%	9/1/2032	315	319
	Sacramento CA Special Tax Revenue	4.000%	9/1/2034	560	561
	Sacramento CA Special Tax Revenue	4.000%	9/1/2036	660	651
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2027	1,535	1,562
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2028	1,605	1,677
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2028	1,500	1,568
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2030	930	968
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2031	1,600	1,662
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2033	985	1,020
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2034	1,250	1,292
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2034	1,520	1,570
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2035	2,000	2,062
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2037	2,405	2,471
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2038	1,290	1,323
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/2038	1,375	1,410
	Sacramento CA Water Revenue	5.000%	9/1/2042	6,465	6,535
[2]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/2027	15,815	15,289
[2]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/2031	5,000	4,223
[2]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/2034	10,360	7,726
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2027	1,000	1,021
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2027	1,815	1,852
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2028	1,410	1,475
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2030	3,410	3,551
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2031	1,845	1,918
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2032	665	690
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2032	1,510	1,567
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2033	750	777
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2036	1,250	1,288
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2037	2,530	2,601
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2038	300	336
	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/2039	1,000	992
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2039	2,000	2,218
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2040	2,500	2,746
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2041	4,870	5,311
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2041	2,500	2,722
[3]	Sacramento County CA Airport System Port, Airport & Marina Revenue BAN	4.000%	7/1/2038	960	965
	Sacramento County CA Housing Authority Local or Guaranteed Housing Revenue	4.125%	5/1/2040	2,455	2,311
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2027	2,360	2,402
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2028	3,000	3,094
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2029	3,105	3,228
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2030	7,030	7,354
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2032	3,050	3,216
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2034	3,400	3,552
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2035	1,635	1,699
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2036	1,000	1,034
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2037	1,200	1,234
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2042	5,000	5,021
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2039	1,250	1,352
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2040	2,245	2,413
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2041	1,675	1,792
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2042	2,370	2,529
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/2043	3,125	3,323
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2043	2,000	2,134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/2045	14,560	13,762
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	11/15/2045	4,000	4,240
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/2030	11,500	12,450
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/14/2033	8,000	8,869
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2035	850	855
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2036	680	680
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2037	950	938
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2038	2,820	2,749
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2039	2,930	2,822
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2040	2,045	1,944
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/2041	1,075	1,015
[3]	Salinas City Elementary School District GO	5.000%	8/1/2043	1,050	1,093
	Salinas Union High School District GO	4.000%	8/1/2036	1,000	1,015
	Salinas Union High School District GO	4.000%	8/1/2038	1,200	1,205
	Salinas Union High School District GO	5.000%	8/1/2038	600	670
	Salinas Union High School District GO	4.000%	8/1/2039	1,000	998
	Salinas Union High School District GO	4.000%	8/1/2040	1,000	983
	Salinas Union High School District GO	5.000%	8/1/2041	1,380	1,464
	Salinas Union High School District GO	5.000%	8/1/2042	1,000	1,083
	Salinas Union High School District GO	5.000%	8/1/2043	800	862
	Salinas Union High School District GO	5.000%	8/1/2044	1,000	1,073
[4]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/2027	1,245	1,279
[4]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/2035	2,500	2,594
[4]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/2038	3,250	3,348
[4]	San Bernardino City Unified School District COP	4.375%	10/1/2043	5,000	5,037
[2]	San Bernardino City Unified School District GO	0.000%	8/1/2027	310	302
[2,3]	San Bernardino City Unified School District GO	0.000%	8/1/2027	455	443
[4]	San Bernardino City Unified School District GO	1.250%	8/1/2029	450	417
[4]	San Bernardino City Unified School District GO	4.000%	8/1/2029	1,100	1,140
[4]	San Bernardino City Unified School District GO	0.000%	8/1/2030	11,700	10,292
[4]	San Bernardino City Unified School District GO	5.000%	8/1/2030	630	643
[4]	San Bernardino City Unified School District GO	1.625%	8/1/2031	2,000	1,777
	San Bernardino Community College District GO	5.000%	8/1/2041	2,660	2,897
	San Bernardino Community College District GO	5.000%	8/1/2042	4,000	4,341
	San Bernardino Community College District GO	5.000%	8/1/2043	4,200	4,539
[3]	San Bernardino Community College District GO	0.000%	8/1/2044	7,000	3,131
	San Bernardino Community College District GO	0.000%	8/1/2044	4,200	1,756
	San Bernardino Community College District GO	0.000%	8/1/2045	2,825	1,111
	San Bernardino County Housing Authority Local or Guaranteed Housing Revenue	4.125%	7/1/2036	4,605	4,610
[5]	San Bernardino Municipal Water Department Water Revenue	5.000%	8/1/2043	2,190	2,357
[5]	San Bernardino Municipal Water Department Water Revenue	5.000%	8/1/2044	2,215	2,370
[5]	San Bernardino Municipal Water Department Water Revenue	5.000%	8/1/2045	1,360	1,448
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2029	1,315	1,340
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2030	215	219
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2031	2,365	2,406
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2032	2,735	2,781
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2033	815	828
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2034	3,055	3,103
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2035	1,635	1,659
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2036	1,525	1,547
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2037	1,070	1,085
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2038	1,255	1,271
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2042	1,000	1,010
	San Diego CA Unified School District GO	0.000%	7/1/2029	3,375	3,126
	San Diego CA Unified School District GO	0.000%	7/1/2029	940	860
	San Diego CA Unified School District GO	0.000%	7/1/2030	2,010	1,771
	San Diego CA Unified School District GO	0.000%	7/1/2030	2,570	2,306
	San Diego CA Unified School District GO	0.000%	7/1/2030	3,330	2,986
	San Diego CA Unified School District GO	0.000%	7/1/2031	2,300	1,949
	San Diego CA Unified School District GO	0.000%	7/1/2032	2,000	1,627
	San Diego CA Unified School District GO	0.000%	7/1/2032	2,750	2,296
	San Diego CA Unified School District GO	0.000%	7/1/2034	2,700	2,085
	San Diego CA Unified School District GO	4.000%	7/1/2034	3,000	3,114
	San Diego CA Unified School District GO	0.000%	7/1/2035	1,275	943
	San Diego CA Unified School District GO	0.000%	7/1/2035	1,025	734
	San Diego CA Unified School District GO	4.000%	7/1/2035	2,000	2,062
	San Diego CA Unified School District GO	4.000%	7/1/2036	1,640	1,665
	San Diego CA Unified School District GO	4.000%	7/1/2036	2,145	2,178
	San Diego CA Unified School District GO	4.000%	7/1/2036	3,000	3,072
	San Diego CA Unified School District GO	0.000%	7/1/2037	2,000	1,340

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego CA Unified School District GO	3.000%	7/1/2037	4,000	3,676
	San Diego CA Unified School District GO	4.000%	7/1/2037	1,735	1,751
	San Diego CA Unified School District GO	4.000%	7/1/2037	1,585	1,600
	San Diego CA Unified School District GO	4.000%	7/1/2038	1,805	1,813
	San Diego CA Unified School District GO	5.000%	7/1/2038	1,805	1,997
	San Diego CA Unified School District GO	0.000%	7/1/2039	4,160	2,487
	San Diego CA Unified School District GO	4.000%	7/1/2039	1,570	1,572
	San Diego CA Unified School District GO	4.000%	7/1/2039	2,030	2,032
	San Diego CA Unified School District GO	0.000%	7/1/2040	1,500	848
	San Diego CA Unified School District GO	5.000%	7/1/2040	485	518
	San Diego CA Unified School District GO	5.000%	7/1/2040	2,820	3,071
	San Diego CA Unified School District GO	5.000%	7/1/2041	620	659
	San Diego CA Unified School District GO	5.000%	7/1/2041	1,000	1,082
	San Diego CA Unified School District GO	5.000%	7/1/2041	2,635	2,958
	San Diego CA Unified School District GO	0.000%	7/1/2042	2,800	1,426
	San Diego CA Unified School District GO	5.000%	7/1/2042	430	456
	San Diego CA Unified School District GO	5.000%	7/1/2042	2,600	2,912
	San Diego CA Unified School District GO	0.000%	7/1/2043	1,000	485
	San Diego CA Unified School District GO	5.000%	7/1/2043	600	643
	San Diego CA Unified School District GO	5.000%	7/1/2043	4,000	4,286
	San Diego CA Unified School District GO	0.000%	7/1/2044	3,000	1,384
	San Diego CA Unified School District GO	5.000%	7/1/2044	680	725
	San Diego CA Unified School District GO	5.000%	7/1/2044	1,575	1,679
	San Diego CA Unified School District GO	5.000%	7/1/2044	1,375	1,528
	San Diego CA Unified School District GO	5.000%	7/1/2044	2,000	2,146
	San Diego CA Unified School District GO	5.000%	7/1/2044	2,250	2,414
	San Diego CA Unified School District GO	5.000%	7/1/2044	3,785	4,207
	San Diego CA Unified School District GO	0.000%	7/1/2045	4,840	2,124
	San Diego CA Unified School District GO	4.000%	7/1/2045	1,875	1,795
	San Diego CA Unified School District GO	5.000%	7/1/2045	1,380	1,468
	San Diego CA Unified School District GO	5.000%	7/1/2045	500	555
	San Diego CA Unified School District GO	5.000%	7/1/2045	1,220	1,306
	San Diego CA Unified School District GO	5.000%	7/1/2045	2,540	2,719
	San Diego CA Unified School District GO	5.000%	7/1/2045	2,630	2,918
	San Diego CA Unified School District GO	4.000%	7/1/2046	2,500	2,364
[6]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/2030	0.000%	7/1/2041	9,600	9,757
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2027	5,470	5,349
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2027	1,370	1,340
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2027	1,690	1,652
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	1,115	1,061
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	960	913
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	2,390	2,273
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2028	3,535	3,362
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2029	310	286
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	625	557
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	3,915	3,492
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	5,220	4,656
	San Diego CA Unified School District GO, ETM	0.000%	7/1/2030	1,000	892
	San Diego Community College District GO	4.000%	8/1/2041	1,450	1,420
	San Diego Community College District GO	4.000%	8/1/2042	2,000	1,945
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2032	1,000	1,018
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	1,315	1,337
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2033	455	488
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	1,870	1,968
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2034	1,010	1,026
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	2,925	3,068
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2035	1,000	1,015
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2036	2,765	2,804
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2036	410	435
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2037	8,000	8,048
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2037	1,600	1,616
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2037	1,690	1,712
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2037	560	591
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	2,850	2,997
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2038	585	615
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2040	650	678
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2040	1,000	1,074
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2041	2,520	2,442
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2041	2,250	2,404
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	3,000	3,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	2,500	2,663
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2042	1,350	1,460
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2043	1,455	1,545
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2043	1,220	1,314
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	2,470	2,547
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2044	2,935	3,147
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2045	3,190	3,410
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2041	2,250	2,409
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/2042	2,000	2,135
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/2040	9,235	8,810
[7,10]	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue TOB VRDO	3.000%	9/1/2026	2,112	2,112
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2037	3,360	3,475
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2038	1,540	1,730
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2039	1,770	1,968
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2040	1,500	1,608
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	8/1/2042	2,500	2,659
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2040	3,000	3,275
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2041	2,240	2,434
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2042	2,670	2,883
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2043	3,275	3,513
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2044	2,230	2,376
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue	5.000%	10/15/2045	1,995	2,119
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2038	1,000	1,053
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2041	1,630	1,699
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2042	1,000	1,059
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2043	1,420	1,514
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2044	1,000	1,059
[4]	San Diego Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	0.000%	9/1/2026	3,665	3,665
	San Dieguito Union High School District GO	3.000%	8/1/2037	1,125	1,025
	San Dieguito Union High School District GO	3.000%	8/1/2038	5,690	5,066
	San Dieguito Union High School District GO	3.000%	8/1/2039	1,220	1,057
	San Dieguito Union High School District GO	3.000%	8/1/2040	2,235	1,861
	San Dieguito Union High School District GO	3.000%	8/1/2041	1,250	1,025
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2032	6,000	6,730
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2034	8,250	9,435
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/2035	1,625	1,656
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2035	5,000	5,743
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2039	2,500	1,786
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2040	2,000	1,374
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2040	3,500	3,843
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2041	2,390	2,609
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2042	3,805	4,139
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2043	3,255	3,526
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2044	1,810	1,952
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/2045	2,385	2,564
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2034	1,615	1,621
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/2039	2,240	2,198
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/2044	24,555	19,321
	San Francisco CA City & County (49 South Van Ness Project) COP	4.000%	4/1/2031	1,915	1,926
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2030	2,180	2,223
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2031	2,265	2,306
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2032	2,355	2,392
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2033	2,450	2,483
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/2030	8,085	8,068
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/2031	8,405	8,365
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	10/1/2031	6,075	6,022
	San Francisco CA City & County (Music Concourse Garage Project) COP	5.000%	4/1/2042	500	536
	San Francisco CA City & County (Music Concourse Garage Project) COP	4.000%	4/1/2043	500	480
	San Francisco CA City & County (Music Concourse Garage Project) COP	5.000%	4/1/2044	325	346
	San Francisco CA City & County (Music Concourse Garage Project) COP	4.000%	4/1/2045	125	120
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/2042	1,000	1,036
	San Francisco CA City & County COP	4.000%	4/1/2043	1,065	1,021
	San Francisco CA City & County COP	4.000%	4/1/2044	1,260	1,204
	San Francisco CA City & County COP	4.000%	4/1/2045	800	764
[10]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/2026	150	150
[10]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/2031	375	378
[10]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/2036	2,100	2,045
	San Francisco CA City & County GO	2.000%	6/15/2031	1,815	1,667
	San Francisco CA City & County GO	2.000%	6/15/2032	4,110	3,689
	San Francisco CA City & County GO	4.000%	6/15/2032	5,460	5,560

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco CA City & County GO	2.000%	6/15/2033	4,775	4,185
	San Francisco CA City & County GO	4.000%	6/15/2035	200	202
	San Francisco CA City & County GO	4.000%	6/15/2037	1,145	1,160
	San Francisco CA City & County GO	4.000%	6/15/2042	1,270	1,199
[10]	San Francisco CA City & County Infrastructure & Revitalization Fing District No. 1 Facilities Tax Increment/Allocation Revenue	5.000%	9/1/2032	500	528
[10]	San Francisco CA City & County Infrastructure & Revitalization Fing District No. 1 Facilities Tax Increment/Allocation Revenue	5.000%	9/1/2032	330	348
[10]	San Francisco CA City & County Infrastructure & Revitalization Fing District No. 1 Facilities Tax Increment/Allocation Revenue	5.000%	9/1/2037	500	512
	San Francisco CA City & County Local or Guaranteed Housing Revenue	2.550%	7/1/2039	782	600
	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue	5.000%	2/1/2046	3,980	4,000
[10]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.100%	9/1/2026	47,400	47,400
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2038	4,330	4,946
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2039	2,775	3,138
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2040	2,500	2,480
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2040	1,550	1,668
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2040	1,570	1,774
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2041	5,270	5,191
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2041	2,530	2,720
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2041	1,000	1,084
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2042	750	810
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2043	2,220	2,370
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2043	2,795	2,984
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2043	1,480	1,580
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2043	570	612
	San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2045	2,925	3,114
	San Francisco City & County Airport Commission San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2046	2,905	3,070
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2035	5,000	5,409
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2036	9,090	9,500
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2037	7,750	7,842
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2037	10,800	11,253
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2038	8,705	8,756
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2038	10,000	10,387
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2039	4,875	4,882
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2040	1,720	1,705
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2040	3,500	3,796
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2041	2,250	2,423
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2042	2,750	2,952
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2043	3,250	3,447
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2043	1,555	1,661
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2044	2,635	2,800
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2044	3,190	3,433
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2045	3,235	3,464
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2046	10,000	10,614
[7,10]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	2.460%	9/3/2026	14,585	14,585
	San Francisco City & County Port Commission Port, Airport & Marina Revenue	4.000%	3/1/2039	1,240	1,240
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/2039	1,235	1,240
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2034	3,550	3,662
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2037	3,135	3,216
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2038	4,790	4,905
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2039	1,400	1,409
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2041	1,595	1,699

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2043	25,340	25,799
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2046	10,000	10,515
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	45,655	47,014
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue, Prere.	5.000%	4/1/2028	495	515
[4]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/2039	1,100	1,198
[4]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/2040	1,500	1,622
[4]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/2041	1,655	1,781
[4]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/2042	1,250	1,344
[4]	San Francisco City & County Redevelopment Agency Successor Agency Special Tax Revenue	5.250%	8/1/2043	1,000	1,073
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2028	885	887
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2029	755	756
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2030	605	606
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2031	935	936
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2032	860	861
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2033	750	751
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2034	555	556
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2035	620	621
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/2036	780	781
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2027	140	140
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2029	460	461
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2031	400	400
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2032	450	451
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2032	1,000	1,001
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2033	670	671
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2033	660	661
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2034	700	701
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2034	660	661
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2035	400	400
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2035	900	901
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2036	350	350
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2036	625	626
[4]	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Transbay Infrastructure Projects)	5.000%	8/1/2043	2,210	2,339
[3]	San Francisco Community College District GO	5.000%	6/15/2030	575	627
[3]	San Francisco Community College District GO	5.000%	6/15/2031	430	476
[3]	San Francisco Community College District GO	5.000%	6/15/2032	575	644
	San Francisco Community College District GO	4.000%	6/15/2033	850	871
[3]	San Francisco Community College District GO	5.000%	6/15/2033	750	849
	San Francisco Community College District GO	4.000%	6/15/2034	595	607
[3]	San Francisco Community College District GO	5.000%	6/15/2034	800	911
[3]	San Francisco Community College District GO	5.000%	6/15/2039	1,200	1,296
[3]	San Francisco Community College District GO	5.000%	6/15/2040	1,600	1,708
[3]	San Francisco Community College District GO	5.000%	6/15/2041	5,300	5,625
[3]	San Francisco Community College District GO	5.000%	6/15/2042	5,665	5,992
[3]	San Francisco Community College District GO	5.000%	6/15/2043	6,335	6,680
[3]	San Francisco Community College District GO	5.000%	6/15/2044	5,000	5,258
	San Francisco County Transportation Authority Sales Tax Revenue	3.000%	2/1/2032	1,310	1,261
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/2041	620	584
	San Francisco Unified School District GO	4.000%	6/15/2033	3,140	3,174
	San Francisco Unified School District GO	4.000%	6/15/2035	2,010	2,019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco Unified School District GO	5.000%	6/15/2035	1,200	1,327
	San Francisco Unified School District GO	4.000%	6/15/2036	2,540	2,547
	San Francisco Unified School District GO	5.000%	6/15/2036	2,750	3,020
	San Francisco Unified School District GO	5.000%	6/15/2037	7,565	7,987
	San Francisco Unified School District GO	3.000%	6/15/2038	9,120	7,993
	San Francisco Unified School District GO	5.000%	6/15/2038	4,000	4,202
	San Francisco Unified School District GO	3.000%	6/15/2039	9,000	7,682
	San Francisco Unified School District GO	5.000%	6/15/2039	2,065	2,159
	San Francisco Unified School District GO	5.000%	6/15/2039	2,750	2,950
[5]	San Francisco Unified School District GO	5.000%	6/15/2039	4,385	4,805
	San Francisco Unified School District GO	3.000%	6/15/2040	7,025	5,836
	San Francisco Unified School District GO	5.000%	6/15/2040	3,000	3,194
	San Francisco Unified School District GO	5.000%	6/15/2041	1,100	1,165
	San Francisco Unified School District GO	5.000%	6/15/2042	1,395	1,473
	San Francisco Unified School District GO	5.000%	6/15/2043	1,855	1,952
[5]	San Francisco Unified School District GO	5.000%	6/15/2046	6,400	6,754
[5]	San Francisco Unified School District GO	5.000%	6/15/2047	4,495	4,708
	San Gabriel Unified School District GO	0.000%	8/1/2036	1,300	880
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/2028	1,080	1,080
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/2029	1,165	1,165
	San Jacinto Community Facilities District Special Tax Revenue	5.000%	9/1/2030	1,225	1,225
[4]	San Jacinto Unified School District COP	5.000%	9/1/2031	1,385	1,499
[4]	San Jacinto Unified School District COP	5.000%	9/1/2033	1,525	1,637
[4]	San Jacinto Unified School District COP	5.000%	9/1/2035	1,685	1,789
[3]	San Jacinto Unified School District GO	3.750%	8/1/2041	300	270
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2033	7,115	7,196
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2038	3,385	3,522
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2041	2,645	2,720
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/2041	17,480	17,592
[2]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2027	100	99
[2]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2031	140	121
[2]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2032	1,160	961
[2]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2034	725	553
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2034	10,725	10,943
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2034	8,945	9,127
[2]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2035	120	87
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2035	1,730	1,755
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2036	1,415	1,428
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2037	435	436
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2038	610	607
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2039	315	309
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2040	485	470
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/2044	2,000	1,851
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/2044	1,100	1,100
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2027	170	173
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2028	225	234
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2029	275	292
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2031	700	763
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2032	725	790
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2033	760	824
	San Joaquin Regional Rail Commission COP	5.000%	5/1/2034	765	825
	San Joaquin Regional Rail Commission COP	4.000%	5/1/2035	370	377
	San Joaquin Regional Rail Commission COP	4.000%	5/1/2036	375	380
	San Joaquin Regional Rail Commission COP	4.000%	5/1/2037	1,000	1,008
	San Joaquin Regional Rail Commission COP	4.000%	5/1/2038	620	623
	San Joaquin Regional Rail Commission COP	4.000%	5/1/2039	755	756
	San Joaquin Regional Rail Commission COP	4.000%	5/1/2040	1,275	1,269
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue PUT	5.500%	7/1/2035	71,790	77,429
	San Jose CA Local or Guaranteed Housing Revenue	5.000%	9/1/2044	9,245	9,422
	San Jose Evergreen Community College District GO	4.000%	9/1/2031	700	715
	San Jose Evergreen Community College District GO	4.000%	9/1/2033	850	862
	San Jose Evergreen Community College District GO	3.000%	9/1/2037	2,250	2,026
	San Jose Evergreen Community College District GO	3.000%	9/1/2038	4,150	3,655
	San Jose Evergreen Community College District GO	3.000%	9/1/2039	3,500	3,010
	San Jose Evergreen Community College District GO	4.000%	9/1/2041	2,600	2,553
	San Jose Evergreen Community College District GO	4.000%	9/1/2042	2,345	2,287
	San Jose Evergreen Community College District GO	4.000%	9/1/2043	1,500	1,457
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2039	1,325	1,432
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2040	2,000	2,148
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2042	1,250	1,334

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2027	2,455	2,516
[2]	San Jose Unified School District GO	0.000%	8/1/2028	8,455	8,053
	San Juan Unified School District GO	4.000%	8/1/2031	1,000	1,020
	San Juan Unified School District GO	4.000%	8/1/2032	1,270	1,293
	San Juan Unified School District GO	3.000%	8/1/2036	2,630	2,404
	San Juan Unified School District GO	2.375%	8/1/2040	2,000	1,506
	San Juan Unified School District GO	2.375%	8/1/2041	1,955	1,433
	San Juan Unified School District GO	4.000%	8/1/2041	1,500	1,470
	San Juan Unified School District GO	5.000%	8/1/2041	4,000	4,171
	San Juan Unified School District GO	4.000%	8/1/2042	2,500	2,436
	San Juan Unified School District GO	5.250%	8/1/2042	10,585	11,693
	San Juan Unified School District GO	4.000%	8/1/2043	2,510	2,432
	San Juan Unified School District GO	5.250%	8/1/2043	5,000	5,505
	San Juan Unified School District GO	4.000%	8/1/2044	4,665	4,491
	San Juan Unified School District GO	5.250%	8/1/2044	4,000	4,378
[3]	San Leandro Unified School District GO	4.000%	8/1/2032	500	509
[3]	San Leandro Unified School District GO	4.000%	8/1/2033	400	406
[3]	San Leandro Unified School District GO	4.000%	8/1/2034	670	678
[3]	San Leandro Unified School District GO	4.000%	8/1/2034	1,200	1,239
[3]	San Leandro Unified School District GO	4.000%	8/1/2035	275	277
[3]	San Leandro Unified School District GO	4.000%	8/1/2035	1,325	1,362
	San Leandro Unified School District GO	5.000%	8/1/2043	800	860
	San Leandro Unified School District GO	5.000%	8/1/2044	375	401
	San Leandro Unified School District GO	5.000%	8/1/2045	500	532
	San Leandro Unified School District GO	5.000%	8/1/2046	500	531
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2028	155	157
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2030	120	121
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2032	100	101
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2033	100	100
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2036	325	318
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2039	660	617
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/2041	150	135
	San Luis Obispo County Community College District GO	4.000%	8/1/2040	500	503
	San Luis Obispo County Community College District GO	4.000%	8/1/2041	700	699
	San Luis Obispo County Community College District GO	4.000%	8/1/2042	900	892
	San Luis Obispo County Community College District GO	4.000%	8/1/2043	900	884
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/2040	2,540	2,751
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/2041	1,665	1,787
	San Luis Obispo County Financing Authority Lease (Appropriation) Revenue (Multiple Capital Projects)	5.250%	11/15/2042	1,615	1,728
[4]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2027	600	614
[4]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2028	890	910
[4]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2030	750	765
[4]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2031	1,060	1,081
[4]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2032	850	866
[4]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2033	1,135	1,155
[4]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2035	1,000	1,015
[4]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2036	1,325	1,344
[4]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/2037	1,750	1,773
	San Marcos Unified School District GO	0.000%	8/1/2030	2,000	1,776
	San Marcos Unified School District GO	0.000%	8/1/2031	2,000	1,712
	San Marcos Unified School District GO	0.000%	8/1/2032	1,165	963
	San Marcos Unified School District GO	0.000%	8/1/2032	2,500	2,060
	San Marcos Unified School District GO	0.000%	8/1/2041	3,000	1,565
	San Marcos Unified School District GO	5.000%	8/1/2041	1,750	1,895
	San Marcos Unified School District GO	5.000%	8/1/2041	900	974
	San Marcos Unified School District GO	0.000%	8/1/2042	1,140	571
	San Marcos Unified School District GO	5.000%	8/1/2042	4,050	4,367
	San Marcos Unified School District GO	0.000%	8/1/2043	1,500	715
	San Marcos Unified School District GO	5.000%	8/1/2043	4,000	4,295
	San Marcos Unified School District GO	5.000%	8/1/2044	780	833
	San Marcos Unified School District GO	5.000%	8/1/2045	890	948
[2]	San Mateo County Community College District GO	0.000%	9/1/2028	6,550	6,203
[2]	San Mateo County Community College District GO	0.000%	3/1/2031	2,375	2,068
	San Mateo County Community College District GO	4.000%	9/1/2034	2,670	2,702
[2]	San Mateo County Community College District GO	0.000%	9/1/2035	11,000	7,965
[2]	San Mateo County Community College District GO	0.000%	9/1/2036	18,855	13,021
	San Mateo Foster City CA School District GO	4.000%	8/1/2042	1,000	995
	San Mateo Foster City CA School District GO	4.000%	8/1/2043	1,200	1,183
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/2035	1,535	1,572
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/2039	1,275	1,269

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/2037	4,755	4,307
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/2038	4,900	4,342
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/2039	5,045	4,362
[4]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/2035	4,875	5,055
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/2036	6,075	6,283
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/2037	6,435	6,637
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/2043	7,075	7,214
	San Mateo Union High School District GO	5.000%	9/1/2030	2,000	2,190
	San Mateo Union High School District GO	5.000%	9/1/2031	1,400	1,558
	San Mateo Union High School District GO	5.000%	9/1/2032	1,210	1,365
	San Mateo Union High School District GO	5.000%	9/1/2033	2,325	2,657
	San Mateo Union High School District GO	5.000%	9/1/2034	1,835	2,112
	San Mateo Union High School District GO	5.000%	9/1/2035	1,000	1,155
	San Mateo Union High School District GO	5.000%	9/1/2036	1,000	1,158
[4]	San Pablo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2042	3,815	3,661
[2]	San Rafael CA City High School District GO	0.000%	8/1/2029	6,505	5,973
	San Rafael CA City High School District GO	4.000%	8/1/2035	1,075	1,097
	San Rafael CA City High School District GO	4.000%	8/1/2036	1,200	1,218
	San Rafael CA City High School District GO	3.000%	8/1/2038	2,875	2,560
	San Rafael CA City High School District GO	3.000%	8/1/2039	2,500	2,166
	San Rafael CA City High School District GO	3.000%	8/1/2040	1,450	1,204
[2]	San Rafael City Elementary School District GO	0.000%	8/1/2028	3,175	3,006
[2]	San Rafael City Elementary School District GO	0.000%	8/1/2029	3,025	2,774
	San Rafael City Elementary School District GO	3.000%	8/1/2037	825	741
[9]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/2027	1,700	1,679
[9]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/2028	1,800	1,726
[3]	San Ramon Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	2/1/2027	1,670	1,685
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2027	100	101
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2036	530	541
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2037	300	304
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	2.250%	8/1/2038	290	225
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	2.375%	8/1/2039	870	667
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2040	300	294
[2]	San Ysidro School District GO	0.000%	8/1/2029	1,100	996
[4]	San Ysidro School District GO	5.000%	8/1/2041	1,155	1,222
[4]	San Ysidro School District GO	5.000%	8/1/2041	1,220	1,291
[3]	San Ysidro School District GO	5.000%	8/1/2044	1,935	2,055
[3]	San Ysidro School District GO	5.000%	8/1/2045	2,840	3,006
[4]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2038	2,000	2,142
[4]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2041	6,780	7,121
[3]	Sanger Unified School District GO	3.000%	8/1/2035	680	631
[3]	Sanger Unified School District GO	3.000%	8/1/2036	750	689
[3]	Sanger Unified School District GO	3.000%	8/1/2037	820	746
[3]	Sanger Unified School District GO	4.000%	8/1/2037	330	334
[3]	Sanger Unified School District GO	3.000%	8/1/2039	375	327
[3]	Sanger Unified School District GO	4.000%	8/1/2039	330	331
[3]	Sanger Unified School District GO	4.000%	8/1/2040	250	247
[3]	Sanger Unified School District GO	4.000%	8/1/2041	325	323
[3,5]	Sanger Unified School District GO	0.000%	8/1/2042	935	453
[3,5]	Sanger Unified School District GO	0.000%	8/1/2043	1,120	514
[3,5]	Sanger Unified School District GO	0.000%	8/1/2044	1,315	569
[3,5]	Sanger Unified School District GO	0.000%	8/1/2045	760	310
[3,5]	Sanger Unified School District GO	0.000%	8/1/2046	860	329
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/2029	350	354
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/2030	500	505
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/2031	510	515
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/2032	500	504
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/2033	880	886
[4]	Santa Ana Unified School District (Capital Appreciation-Financing Project) COP	0.000%	4/1/2032	1,750	1,420
[2]	Santa Ana Unified School District GO	0.000%	8/1/2031	4,020	3,413
[4]	Santa Ana Unified School District GO	0.000%	8/1/2034	11,400	8,630
[4]	Santa Ana Unified School District GO	0.000%	8/1/2037	3,330	2,179
	Santa Ana Unified School District GO	4.000%	8/1/2045	5,680	5,331
	Santa Barbara CA Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2038	375	354
	Santa Barbara CA Housing Authority Local or Guaranteed Housing Revenue	4.000%	12/1/2038	335	322
	Santa Barbara County College School District GO	0.000%	8/1/2033	1,000	793
[6]	Santa Barbara Unified School District GO, 5.400% coupon rate effective 8/1/2027	0.000%	8/1/2045	1,060	1,074
	Santa Clara County CA GO	3.500%	8/1/2038	70	65
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2036	2,000	1,849
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2037	2,000	1,808

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2038	2,000	1,769
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2038	2,500	2,211
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2039	2,000	1,725
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2040	2,000	1,688
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	11/1/2041	12,520	10,670
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	11/1/2042	12,900	10,892
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.250%	11/1/2043	4,580	3,976
	Santa Clara Unified School District GO	3.000%	7/1/2032	390	390
	Santa Clara Unified School District GO	4.000%	8/1/2040	12,675	12,784
	Santa Clara Unified School District GO	3.250%	7/1/2044	7,000	7,005
[2]	Santa Clarita Community College District GO	0.000%	8/1/2028	400	380
[4]	Santa Clarita Community College District GO	0.000%	8/1/2029	3,030	2,795
[4]	Santa Clarita Community College District GO	0.000%	8/1/2030	2,160	1,927
	Santa Clarita Community College District GO	3.000%	8/1/2033	350	339
	Santa Clarita Community College District GO	3.000%	8/1/2037	800	719
	Santa Clarita Community College District GO	3.000%	8/1/2038	750	662
	Santa Clarita Community College District GO	3.000%	8/1/2039	900	772
	Santa Clarita Community College District GO	3.000%	8/1/2040	800	662
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/2031	375	372
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/2032	340	332
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.000%	6/1/2034	435	369
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.125%	6/1/2035	445	369
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.250%	6/1/2036	250	203
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.375%	6/1/2038	400	310
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.500%	6/1/2041	555	408
	Santa Cruz City High School District GO	2.000%	8/1/2038	2,955	2,253
	Santa Cruz City High School District GO	2.125%	8/1/2039	3,070	2,303
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2031	110	113
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2032	140	144
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2033	135	138
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2034	250	255
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.000%	6/1/2045	1,000	937
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/2036	800	745
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/2039	900	785
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/2040	700	587
	Santa Monica CA Water Revenue	3.000%	8/1/2038	1,535	1,379
	Santa Monica CA Water Revenue	3.000%	8/1/2039	2,565	2,249
	Santa Monica CA Water Revenue	3.000%	8/1/2040	2,575	2,191
	Santa Monica CA Water Revenue	3.000%	8/1/2041	1,775	1,463
	Santa Monica Community College District GO	5.000%	8/1/2031	600	628
	Santa Monica Community College District GO	4.000%	8/1/2033	500	509
	Santa Monica Community College District GO	4.000%	8/1/2034	655	665
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/2041	665	647
	Santa Monica Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	7/1/2038	1,360	1,517
	Santa Monica Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	7/1/2039	1,300	1,429
	Santa Monica Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	7/1/2040	1,250	1,362
	Santa Monica Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	7/1/2041	750	812
	Santa Monica Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	7/1/2042	1,000	1,078
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/2028	100	102
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/2029	150	153
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/2030	220	224
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/2032	350	355
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/2034	500	506
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/2036	345	346
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/2042	1,600	1,286
	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2044	3,885	4,122
	Santa Monica-Malibu Unified School District GO	5.000%	8/1/2045	4,480	4,741
[4,9]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/2028	11,095	10,518
[3]	Santa Rosa Elementary School District GO	4.000%	8/1/2036	750	752
[3]	Santa Rosa Elementary School District GO	4.000%	8/1/2038	915	918
[3]	Santa Rosa Elementary School District GO	4.000%	8/1/2042	1,000	963
[3]	Santa Rosa High School District GO	4.000%	8/1/2035	1,520	1,545
[3]	Santa Rosa High School District GO	4.000%	8/1/2037	425	429
[3]	Santa Rosa High School District GO	4.000%	8/1/2040	1,105	1,089
[3]	Santa Rosa High School District GO	4.000%	8/1/2041	1,000	975
	Santa Rosa High School District GO	5.000%	8/1/2041	505	543
	Santa Rosa High School District GO	5.000%	8/1/2041	4,430	4,830
	Santa Rosa High School District GO	4.000%	8/1/2042	3,315	3,212
	Santa Rosa High School District GO	5.000%	8/1/2042	1,000	1,070
	Santa Rosa High School District GO	5.000%	8/1/2042	2,000	2,169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Rosa High School District GO	5.000%	8/1/2043	1,765	1,906
	Santa Rosa High School District GO	5.000%	8/1/2044	1,170	1,241
[4]	Santee School District GO	0.000%	8/1/2046	1,630	636
[2]	Saratoga Union School District GO	0.000%	3/1/2028	2,000	1,927
	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/2026	690	690
[3]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/2030	500	518
[3]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/2033	600	604
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/2036	2,375	2,183
[4]	Savanna School District GO	0.000%	8/1/2044	1,765	780
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	660	679
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,830	1,903
[4]	Simi Valley Unified School District GO	0.000%	8/1/2027	2,950	2,879
[4]	Simi Valley Unified School District GO	0.000%	8/1/2028	4,785	4,538
[4]	Simi Valley Unified School District GO	0.000%	8/1/2030	2,975	2,640
	Simi Valley Unified School District GO	4.000%	8/1/2032	200	202
	Simi Valley Unified School District GO	3.000%	8/1/2035	525	490
	Simi Valley Unified School District GO	3.000%	8/1/2036	750	686
	Simi Valley Unified School District GO	3.000%	8/1/2037	500	449
[4]	Solana Beach School District Special Tax Revenue	5.000%	9/1/2035	225	250
[4]	Solana Beach School District Special Tax Revenue	5.000%	9/1/2037	500	548
[4]	Solana Beach School District Special Tax Revenue	5.000%	9/1/2038	240	261
[4]	Solana Beach School District Special Tax Revenue	5.000%	9/1/2039	300	323
[4]	Solana Beach School District Special Tax Revenue	4.000%	9/1/2042	1,650	1,625
	Solano County Community College District GO	5.000%	8/1/2040	550	592
	Solano County Community College District GO	5.000%	8/1/2041	600	643
	Solano County Community College District GO	5.000%	8/1/2042	4,000	4,274
	Solano County Community College District GO	4.000%	8/1/2043	750	737
	Solano Irrigation District COP	4.000%	8/1/2041	3,935	3,721
	Sonoma County Junior College District GO	3.000%	8/1/2039	3,055	2,602
	Sonoma Valley Unified School District GO	0.000%	8/1/2029	1,500	1,382
	Sonoma Valley Unified School District GO	0.000%	8/1/2030	3,500	3,112
[4]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/2033	905	954
[4]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/2034	1,300	1,365
[4]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/2037	2,165	2,247
[4]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/2038	2,540	2,629
[4]	South Bayside Waste Management Authority Resource Recovery Revenue, Prere.	5.000%	9/1/2029	10	11
[4]	South Bayside Waste Management Authority Resource Recovery Revenue, Prere.	5.000%	9/1/2029	15	16
[4]	South Bayside Waste Management Authority Resource Recovery Revenue, Prere.	5.000%	9/1/2029	30	32
[4]	South Bayside Waste Management Authority Resource Recovery Revenue, Prere.	5.000%	9/1/2029	45	48
[4]	South Bayside Waste Management Authority Resource Recovery Revenue, Prere.	5.000%	9/1/2029	75	80
[4]	South Bayside Waste Management Authority Resource Recovery Revenue, Prere.	5.000%	9/1/2029	90	96
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/2027	1,400	1,434
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/2028	950	999
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/2033	355	368
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/2037	550	558
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/2040	700	690
	South San Francisco Unified School District GO	4.000%	9/1/2041	1,685	1,682
	South San Francisco Unified School District GO	4.000%	9/1/2042	1,855	1,844
[4]	South Tahoe Joint Powers Financing Authority Tax Increment/Allocation Revenue (South Tahoe Redevelopment Project)	4.000%	10/1/2034	1,000	1,000
[4]	Southern California Logistics Airport Authority Tax Increment/Allocation Revenue	5.000%	12/1/2042	575	622
[4]	Southern California Logistics Airport Authority Tax Increment/Allocation Revenue	5.000%	12/1/2043	500	540
	Southern California Metropolitan Water District Water Revenue	4.000%	10/1/2028	1,825	1,887
	Southern California Metropolitan Water District Water Revenue	4.000%	10/1/2029	1,145	1,196
	Southern California Metropolitan Water District Water Revenue	5.000%	10/1/2029	2,610	2,814
	Southern California Metropolitan Water District Water Revenue	4.000%	10/1/2030	4,445	4,674
	Southern California Metropolitan Water District Water Revenue	5.000%	7/1/2038	10,000	10,614
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2043	1,225	1,314
	Southern California Metropolitan Water District Water Revenue	5.000%	4/1/2044	1,490	1,592
	Southern California Metropolitan Water District Water Revenue PUT	5.000%	7/1/2031	3,975	4,287
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2027	155	155
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	11/1/2033	82,360	86,611
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2038	7,995	8,643
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2039	4,195	4,470
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2044	3,250	3,370
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2045	3,690	3,819
	Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/2032	1,200	1,311
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	53,930	55,992
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2031	5,675	6,146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2042	3,500	3,627
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2043	6,500	6,690
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2043	10,045	10,339
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/2039	1,305	1,284
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/2040	625	606
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	480	509
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2030	995	1,069
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2031	400	433
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2032	530	579
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2033	450	495
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2034	650	717
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2035	650	720
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2036	750	824
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2037	915	996
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2038	1,175	1,267
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2039	2,000	2,127
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2040	1,600	1,693
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2041	2,000	2,146
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2042	1,320	1,410
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2043	1,700	1,801
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2044	2,400	2,537
[3]	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2045	1,750	1,847
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.250%	7/1/2046	2,505	2,614
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project)	5.000%	7/1/2032	1,110	1,198
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project)	5.000%	7/1/2035	1,000	1,068
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	5,240	5,245
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2029	450	477
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2041	8,780	9,172
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2042	6,250	6,504
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2043	12,125	12,515
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2044	3,060	3,154
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2045	10,280	10,579
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	11,430	11,892
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/2028	3,875	4,040
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/2036	2,600	2,730
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	2.350%	9/1/2026	43,330	43,330
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/2028	2,425	2,492
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/2029	395	409
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/2033	11,385	11,879
	Southwestern Community College District GO	4.000%	8/1/2031	300	303
	Southwestern Community College District GO	4.000%	8/1/2032	250	252
	Southwestern Community College District GO	4.000%	8/1/2033	300	302
	Southwestern Community College District GO	4.000%	8/1/2036	1,360	1,369
	Southwestern Community College District GO	4.000%	8/1/2037	400	406
	Southwestern Community College District GO	3.000%	8/1/2038	900	797
	Southwestern Community College District GO	3.000%	8/1/2040	2,425	2,049
	Southwestern Community College District GO	0.000%	8/1/2041	1,500	793
	Southwestern Community College District GO	5.250%	8/1/2041	750	825
	Southwestern Community College District GO	5.250%	8/1/2042	1,000	1,097
	Southwestern Community College District GO	5.250%	8/1/2043	1,530	1,671
	Southwestern Community College District GO	5.250%	8/1/2044	2,000	2,173
	Southwestern Community College District GO	5.250%	8/1/2045	1,000	1,082
	St. Helena Unified School District GO	4.000%	8/1/2027	1,665	1,691
	State Center Community College District GO	3.000%	8/1/2034	1,500	1,444
	State Center Community College District GO	3.000%	8/1/2040	5,000	4,152
	Stockton Community Facilities District Special Tax Revenue	5.000%	9/1/2039	750	764
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2027	2,200	2,260
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2028	1,815	1,909
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2030	1,765	1,848
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2033	1,290	1,342
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2034	1,590	1,651

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2035	1,550	1,605
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue (Wastewater Refunding Project)	5.000%	9/1/2027	1,600	1,641
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue (Wastewater Refunding Project)	5.000%	9/1/2028	1,115	1,171
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue (Wastewater Refunding Project)	5.000%	9/1/2029	1,105	1,182
[4]	Stockton Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2033	2,890	2,893
[4]	Stockton Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2034	2,070	2,072
[4]	Stockton Unified School District GO	0.000%	8/1/2027	740	722
[4]	Stockton Unified School District GO	5.000%	7/1/2028	1,395	1,459
[4]	Stockton Unified School District GO	5.000%	8/1/2028	1,190	1,247
[4]	Stockton Unified School District GO	5.000%	8/1/2028	2,500	2,619
[4]	Stockton Unified School District GO	5.000%	8/1/2028	1,400	1,467
[4]	Stockton Unified School District GO	5.000%	8/1/2029	2,580	2,753
[4]	Stockton Unified School District GO	5.000%	8/1/2029	1,910	2,038
[4]	Stockton Unified School District GO	5.000%	8/1/2030	3,000	3,258
[4]	Stockton Unified School District GO	5.000%	8/1/2030	4,550	4,942
[4]	Stockton Unified School District GO	0.000%	8/1/2033	635	504
[3]	Stockton Unified School District GO	5.000%	8/1/2033	750	847
[4]	Stockton Unified School District GO	4.000%	8/1/2034	2,500	2,599
[4]	Stockton Unified School District GO	4.000%	8/1/2035	1,000	1,034
[3]	Stockton Unified School District GO	5.000%	8/1/2035	965	1,100
[4]	Stockton Unified School District GO	4.000%	8/1/2036	2,000	2,050
[4]	Stockton Unified School District GO	4.000%	8/1/2037	2,250	2,287
[3]	Stockton Unified School District GO	5.000%	8/1/2037	1,620	1,789
[3]	Stockton Unified School District GO	5.000%	8/1/2037	1,425	1,589
[4]	Stockton Unified School District GO	4.000%	8/1/2038	1,145	1,156
[3]	Stockton Unified School District GO	5.000%	8/1/2038	2,020	2,209
[3]	Stockton Unified School District GO	5.000%	8/1/2039	600	650
[4]	Stockton Unified School District GO	4.000%	8/1/2040	2,600	2,564
[4]	Stockton Unified School District GO	3.000%	8/1/2041	1,000	799
[3]	Stockton Unified School District GO	5.000%	8/1/2043	2,830	3,025
[3]	Stockton Unified School District GO	5.000%	8/1/2044	3,500	3,725
[3]	Stockton Unified School District GO	5.000%	8/1/2045	2,000	2,122
[3,10]	Stockton Unified School District GO TOB VRDO	2.700%	9/1/2026	3,800	3,800
[3]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/2026	1,275	1,278
[3]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/2027	1,360	1,363
[3]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/2028	1,280	1,283
[3]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/2029	2,255	2,260
[3]	Suisun City Redevelopment Agency Tax Increment/Allocation Revenue (Redevelopment Project)	5.000%	10/1/2030	1,000	1,002
	Sulphur Springs Union School District Special Tax Revenue	5.000%	9/1/2039	1,175	1,207
	Sunnyvale Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2042	1,150	1,240
	Sunnyvale Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/2043	1,000	1,071
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/2037	1,925	1,951
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/2038	3,015	3,036
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/2039	2,000	2,004
[4]	Sutter Butte Flood Control Agency Special Assessment Revenue	5.000%	10/1/2033	1,000	1,121
[4]	Sutter Butte Flood Control Agency Special Assessment Revenue	5.000%	10/1/2035	1,000	1,131
[4]	Sutter Butte Flood Control Agency Special Assessment Revenue	5.000%	10/1/2039	400	432
[4]	Sutter Butte Flood Control Agency Special Assessment Revenue	5.000%	10/1/2040	275	294
[4]	Sweetwater Union High School District GO	0.000%	8/1/2035	2,230	1,547
[4]	Sweetwater Union High School District GO	0.000%	8/1/2036	2,640	1,727
[4]	Sweetwater Union High School District GO	0.000%	8/1/2037	1,250	771
[4]	Sweetwater Union High School District GO	0.000%	8/1/2038	720	417
[10]	Sweetwater Union High School District GO TOB VRDO	2.800%	9/1/2026	35,625	35,625
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2027	430	438
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2028	1,010	1,045
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2029	1,290	1,347
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2031	600	635
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2032	1,000	1,064
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2033	1,000	1,065
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2034	850	907
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2038	4,250	4,445
	Tejon Ranch Public Facilities Finance Authority Special Tax Revenue	5.000%	9/1/2042	6,905	6,987
	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2026	1,450	1,457
	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2027	1,000	1,023
[4]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2028	555	572
[4]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2029	500	514
[4]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2030	535	549
[4]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2031	1,000	1,025
[4]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2032	785	803
[4]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2033	1,650	1,685

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2034	1,705	1,738
[4]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2035	2,620	2,666
[4]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2036	2,765	2,809
[4]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2037	2,350	2,384
[2]	Temple City Unified School District GO	0.000%	8/1/2027	1,000	974
[2]	Temple City Unified School District GO	0.000%	8/1/2028	2,500	2,363
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2028	1,000	1,036
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,860	1,959
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2030	2,080	2,225
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2031	3,840	4,123
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2032	1,000	1,071
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/2033	4,320	4,611
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2034	1,200	1,215
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2035	3,470	3,500
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2036	1,300	1,305
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2037	2,620	2,618
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2038	1,700	1,684
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2039	3,100	3,042
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/2040	1,855	1,784
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2027	2,000	2,033
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2028	1,920	1,988
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,515	1,596
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,000	1,060
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2031	3,655	3,869
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2032	2,955	3,126
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2033	4,195	4,440
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2034	3,000	3,167
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2035	335	353
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2036	1,000	1,049
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2037	2,000	2,091
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2038	5,475	5,705
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2039	2,000	2,077
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2048	1,430	1,400
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2026	210	210
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2027	235	237
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2028	265	269
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2029	295	300
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2030	325	330
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2035	2,155	2,143
	Tracy CA Community Facilities District Special Tax Revenue	5.250%	9/1/2038	600	627
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2040	3,215	2,989
	Tracy CA Community Facilities District Special Tax Revenue	5.625%	9/1/2043	1,345	1,399
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2026	600	601
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2027	615	626
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2027	1,245	1,264
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2028	720	743
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2029	665	691
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2030	1,000	1,038
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2031	600	621
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2032	1,290	1,330
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2033	1,400	1,440
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2034	600	615
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2035	1,745	1,782
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2037	1,100	1,114
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2038	1,000	1,009
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2038	600	601
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2039	1,180	1,185
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2040	1,165	1,167
[3]	Tulare Local Health Care District GO	4.000%	8/1/2027	580	586
[3]	Tulare Local Health Care District GO	4.000%	8/1/2028	435	444
[3]	Tulare Local Health Care District GO	4.000%	8/1/2029	735	754
[3]	Tulare Local Health Care District GO	4.000%	8/1/2030	1,320	1,360
[3]	Tulare Local Health Care District GO	4.000%	8/1/2032	1,380	1,405
[3]	Tulare Local Health Care District GO	4.000%	8/1/2033	2,050	2,080
[3]	Tulare Local Health Care District GO	4.000%	8/1/2034	2,325	2,350
[3]	Tulare Local Health Care District GO	4.000%	8/1/2039	4,945	4,757
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2037	5,615	5,646
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/2041	1,930	1,937
	Tustin Unified School District GO	4.000%	8/1/2046	1,500	1,416
[3]	Tustin Unified School District Special Tax Revenue	5.000%	9/1/2035	4,915	5,518

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Tustin Unified School District Special Tax Revenue	5.000%	9/1/2036	5,295	5,819
[3]	Tustin Unified School District Special Tax Revenue	5.000%	9/1/2037	4,190	4,562
[3]	Tustin Unified School District Special Tax Revenue	5.000%	9/1/2038	4,615	4,980
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2027	1,880	1,923
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2028	2,100	2,204
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2030	4,335	4,721
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2031	3,355	3,707
[4]	Twin Rivers Unified School District GO	0.000%	8/1/2032	2,320	1,903
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2034	2,830	3,225
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2035	5,690	6,513
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2036	3,740	4,291
[4]	Twin Rivers Unified School District GO	4.000%	8/1/2037	9,860	10,130
[4]	Twin Rivers Unified School District GO	4.000%	8/1/2038	4,000	4,068
[4]	Twin Rivers Unified School District GO	4.000%	2/1/2039	1,685	1,706
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2040	450	484
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2040	500	537
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2041	700	749
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2042	1,030	1,097
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2042	1,375	1,465
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2043	800	851
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2043	1,600	1,701
[3]	Twin Rivers Unified School District GO	4.000%	8/1/2044	1,105	1,073
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2044	1,285	1,363
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2044	1,300	1,379
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2045	1,275	1,349
[4]	Twin Rivers Unified School District GO	5.000%	8/1/2045	1,910	2,021
[2]	Ukiah CA Unified School District GO	0.000%	8/1/2030	1,235	1,091
[4]	Ukiah CA Unified School District GO	5.000%	8/1/2038	1,330	1,368
	Union City Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/2032	1,360	1,389
	Union City Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/2033	3,000	3,065
	Union City Community Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/2035	1,250	1,277
[2]	Union Elementary School District GO	0.000%	9/1/2029	1,335	1,227
	Union Elementary School District GO	0.000%	9/1/2029	110	101
[2]	Union Elementary School District GO	0.000%	9/1/2029	8,280	7,631
	United Water Conservation District COP	4.000%	10/1/2033	1,070	1,108
	United Water Conservation District COP	4.000%	10/1/2034	1,110	1,142
	United Water Conservation District COP	4.000%	10/1/2035	1,160	1,187
	United Water Conservation District COP	4.000%	10/1/2036	935	952
	United Water Conservation District COP	4.000%	10/1/2037	980	990
	United Water Conservation District COP	4.000%	10/1/2038	1,010	1,016
	United Water Conservation District COP	4.000%	10/1/2039	1,055	1,055
	United Water Conservation District COP	4.000%	10/1/2040	625	612
	University of California College & University Revenue	5.000%	5/15/2027	6,985	7,114
	University of California College & University Revenue	5.000%	5/15/2028	3,000	3,130
	University of California College & University Revenue	5.000%	5/15/2028	3,835	4,001
	University of California College & University Revenue	5.000%	5/15/2029	5,000	5,317
	University of California College & University Revenue	5.000%	5/15/2029	5,000	5,317
	University of California College & University Revenue	5.000%	5/15/2029	19,610	20,854
	University of California College & University Revenue	4.000%	5/15/2030	7,535	7,681
	University of California College & University Revenue	5.000%	5/15/2030	15,000	16,195
	University of California College & University Revenue	5.000%	5/15/2031	10,000	10,156
	University of California College & University Revenue	5.000%	5/15/2031	12,500	13,680
	University of California College & University Revenue	5.000%	5/15/2031	9,000	9,849
	University of California College & University Revenue	5.000%	5/15/2032	10,000	11,066
	University of California College & University Revenue	5.000%	5/15/2033	6,760	6,997
	University of California College & University Revenue	5.000%	5/15/2033	3,500	3,914
	University of California College & University Revenue	5.000%	11/15/2033	6,820	7,659
	University of California College & University Revenue	4.000%	5/15/2034	10,620	10,671
	University of California College & University Revenue	5.000%	5/15/2034	6,395	6,483
	University of California College & University Revenue	5.000%	5/15/2034	1,525	1,576
	University of California College & University Revenue	5.000%	11/15/2034	15,475	17,463
	University of California College & University Revenue	4.000%	5/15/2035	17,350	17,416
	University of California College & University Revenue	5.000%	5/15/2035	4,210	4,345
	University of California College & University Revenue	5.000%	5/15/2035	625	656
	University of California College & University Revenue	5.000%	5/15/2035	1,775	1,939
	University of California College & University Revenue	5.000%	5/15/2036	4,295	4,424
	University of California College & University Revenue	5.000%	5/15/2036	1,250	1,309

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue	5.000%	5/15/2036	3,050	3,236
University of California College & University Revenue	5.000%	5/15/2036	4,205	4,597
University of California College & University Revenue	5.000%	5/15/2036	5,000	5,466
University of California College & University Revenue	5.000%	5/15/2036	35,455	40,009
University of California College & University Revenue	5.000%	5/15/2037	9,530	9,639
University of California College & University Revenue	5.000%	5/15/2037	11,710	11,843
University of California College & University Revenue	5.000%	5/15/2037	14,620	15,029
University of California College & University Revenue	5.000%	5/15/2037	9,665	10,426
University of California College & University Revenue	5.000%	5/15/2037	2,000	2,175
University of California College & University Revenue	5.000%	5/15/2037	8,825	9,595
University of California College & University Revenue	5.000%	5/15/2037	37,300	40,901
University of California College & University Revenue	5.250%	5/15/2037	2,170	2,447
University of California College & University Revenue	5.000%	5/15/2038	19,090	19,585
University of California College & University Revenue	5.000%	5/15/2038	9,975	10,497
University of California College & University Revenue	5.000%	5/15/2038	5,230	5,646
University of California College & University Revenue	5.000%	5/15/2038	5,000	5,398
University of California College & University Revenue	5.000%	5/15/2038	11,935	13,090
University of California College & University Revenue	5.000%	5/15/2038	13,550	14,861
University of California College & University Revenue	4.000%	5/15/2039	2,000	2,001
University of California College & University Revenue	5.000%	5/15/2039	10,000	10,483
University of California College & University Revenue	5.000%	5/15/2039	11,650	12,674
University of California College & University Revenue	5.000%	5/15/2039	12,130	13,197
University of California College & University Revenue	5.000%	5/15/2039	10,200	11,097
University of California College & University Revenue	5.250%	5/15/2039	17,245	19,664
University of California College & University Revenue	5.000%	11/15/2039	16,545	18,358
University of California College & University Revenue	4.000%	5/15/2040	1,725	1,693
University of California College & University Revenue	5.000%	5/15/2040	3,000	3,161
University of California College & University Revenue	5.000%	5/15/2040	22,000	23,743
University of California College & University Revenue	5.000%	5/15/2040	12,255	13,226
University of California College & University Revenue	5.000%	5/15/2040	9,920	10,706
University of California College & University Revenue	5.000%	5/15/2040	15,000	16,245
University of California College & University Revenue	5.250%	5/15/2040	29,095	32,947
University of California College & University Revenue	5.250%	5/15/2040	21,210	24,018
University of California College & University Revenue	5.500%	5/15/2040	2,630	2,960
University of California College & University Revenue	5.000%	5/15/2041	4,000	4,235
University of California College & University Revenue	5.000%	5/15/2041	3,400	3,602
University of California College & University Revenue	5.000%	5/15/2041	5,000	5,294
University of California College & University Revenue	5.000%	5/15/2041	6,605	7,035
University of California College & University Revenue	5.000%	11/15/2041	8,055	8,629
University of California College & University Revenue	5.250%	11/15/2041	10,610	11,639
University of California College & University Revenue	5.000%	5/15/2042	5,000	5,279
University of California College & University Revenue	5.000%	5/15/2042	4,000	4,230
University of California College & University Revenue	5.000%	5/15/2042	2,500	2,644
University of California College & University Revenue	5.000%	5/15/2042	5,600	5,957
University of California College & University Revenue	5.000%	11/15/2042	2,645	2,830
University of California College & University Revenue	5.000%	11/15/2042	1,905	2,038
University of California College & University Revenue	5.000%	5/15/2043	13,155	13,429
University of California College & University Revenue	5.000%	5/15/2043	5,010	5,279
University of California College & University Revenue	5.000%	5/15/2043	8,750	9,237
University of California College & University Revenue	5.000%	5/15/2043	7,100	7,538
University of California College & University Revenue	5.500%	5/15/2043	17,250	19,215
University of California College & University Revenue	5.000%	11/15/2043	4,220	4,505
University of California College & University Revenue	5.000%	11/15/2043	2,070	2,210
University of California College & University Revenue	5.000%	5/15/2044	4,160	4,380
University of California College & University Revenue	5.000%	5/15/2044	7,875	8,291
University of California College & University Revenue	5.000%	5/15/2044	10,310	10,913
University of California College & University Revenue	5.000%	11/15/2044	1,390	1,479
University of California College & University Revenue	5.000%	11/15/2044	1,095	1,165
University of California College & University Revenue	5.000%	5/15/2045	3,025	3,176
University of California College & University Revenue	5.000%	5/15/2045	4,000	4,221
University of California College & University Revenue	5.000%	11/15/2045	1,380	1,463
University of California College & University Revenue	5.000%	11/15/2045	4,470	4,740
University of California College & University Revenue	5.000%	5/15/2046	12,955	13,627
University of California College & University Revenue	5.000%	11/15/2046	920	972
University of California College & University Revenue (Limited Project)	4.000%	5/15/2028	6,060	6,222
University of California College & University Revenue (Limited Project)	4.000%	5/15/2030	7,705	7,852
University of California College & University Revenue (Limited Project)	4.000%	5/15/2031	5,270	5,362
University of California College & University Revenue (Limited Project)	5.000%	5/15/2033	12,095	12,268
University of California College & University Revenue (Limited Project)	5.000%	5/15/2034	12,800	12,973
University of California College & University Revenue (Limited Project)	5.000%	5/15/2035	11,290	11,434

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2036	5,040	5,100
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2037	5,240	5,385
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2038	5,065	5,195
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2046	3,800	3,935
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2047	2,250	2,266
	University of California College & University Revenue VRDO	2.250%	9/1/2026	13,355	13,355
	University of California College & University Revenue VRDO	2.350%	9/1/2026	59,590	59,590
	University of California College & University Revenue VRDO	2.400%	9/1/2026	4,990	4,990
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2033	800	888
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2034	990	1,090
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2035	2,000	2,187
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2036	2,350	2,547
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2038	2,400	2,565
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2040	5,235	5,527
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	4,000	4,195
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2042	6,160	6,437
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/2043	37,140	35,832
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2047	10,000	10,370
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.250%	9/1/2026	18,645	18,645
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.350%	9/1/2026	1,000	1,000
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	2.350%	9/1/2026	755	755
	Upland CA COP	5.000%	1/1/2027	2,215	2,228
	Upland CA COP	5.000%	1/1/2028	2,560	2,621
	Upland CA COP	5.000%	1/1/2029	835	854
	Upland CA COP	5.000%	1/1/2030	1,455	1,486
	Upland CA COP	5.000%	1/1/2031	1,465	1,494
	Upland CA COP	5.000%	1/1/2033	1,710	1,740
	Upland CA COP	5.000%	1/1/2034	1,500	1,524
	Upland CA COP	4.000%	1/1/2035	2,025	2,005
	Upland CA COP	4.000%	1/1/2036	1,000	979
[4]	Upland Unified School District GO	0.000%	8/1/2030	1,445	1,286
[4]	Upland Unified School District GO	0.000%	4/1/2033	7,340	5,912
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/2038	800	823
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	5.000%	8/1/2039	1,000	1,026
[10]	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue TOB VRDO	2.900%	9/1/2026	5,700	5,700
	Vacaville Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Projects)	5.000%	9/1/2028	1,200	1,202
	Vacaville Unified School District GO	4.000%	8/1/2034	100	101
[4]	Val Verde Unified School District COP	5.000%	3/1/2027	275	278
[4]	Val Verde Unified School District COP	5.000%	3/1/2028	280	290
[4]	Val Verde Unified School District COP	5.000%	3/1/2029	450	466
[3]	Val Verde Unified School District GO	3.000%	8/1/2030	220	220
[3]	Val Verde Unified School District GO	4.000%	8/1/2031	100	101
[3]	Val Verde Unified School District GO	4.000%	8/1/2033	300	303
[3]	Val Verde Unified School District GO	4.000%	8/1/2033	140	142
[3]	Val Verde Unified School District GO	4.000%	8/1/2035	250	251
[4]	Val Verde Unified School District GO	4.000%	8/1/2039	1,000	990
	Val Verde Unified School District GO	5.000%	8/1/2043	2,050	2,232
	Val Verde Unified School District GO	5.000%	8/1/2044	1,000	1,086
	Val Verde Unified School District GO	5.000%	8/1/2045	1,250	1,347
[3]	Vallejo CA Water Revenue	4.000%	5/1/2028	250	255
[3]	Vallejo CA Water Revenue	4.000%	5/1/2029	150	155
[3]	Vallejo CA Water Revenue	4.000%	5/1/2030	150	156
[3]	Vallejo CA Water Revenue	4.000%	5/1/2031	200	208
[3]	Vallejo CA Water Revenue	4.000%	5/1/2032	175	181
[3]	Vallejo CA Water Revenue	4.000%	5/1/2033	150	154
[3]	Vallejo CA Water Revenue	4.000%	5/1/2034	250	256
[3]	Vallejo CA Water Revenue	4.000%	5/1/2036	240	243
[3]	Vallejo CA Water Revenue	4.000%	5/1/2037	400	403
[3]	Vallejo CA Water Revenue	4.000%	5/1/2038	500	501
[3]	Vallejo CA Water Revenue	4.000%	5/1/2040	350	344
[3]	Vallejo CA Water Revenue	4.000%	5/1/2041	500	490
[3]	Vallejo City Unified School District GO	3.000%	8/1/2034	1,215	1,141
[3]	Vallejo City Unified School District GO	3.000%	8/1/2035	1,315	1,213
[3]	Vallejo City Unified School District GO	3.000%	8/1/2036	1,420	1,291
	Vallejo City Unified School District GO	4.000%	8/1/2047	1,180	1,091
	Ventura County Pleasant Valley School District GO	4.000%	8/1/2036	425	431
	Ventura County Pleasant Valley School District GO	4.000%	8/1/2037	925	933
	Ventura County Pleasant Valley School District GO	4.000%	8/1/2038	515	517
	Ventura County Pleasant Valley School District GO	4.000%	8/1/2039	865	861

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ventura County Pleasant Valley School District GO	4.000%	8/1/2040	880	846
	Ventura Unified School District GO	4.000%	8/1/2040	880	867
	Ventura Unified School District GO	4.000%	8/1/2042	2,740	2,655
	Ventura Unified School District GO	4.000%	8/1/2043	3,645	3,507
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2026	2,690	2,694
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2027	2,415	2,442
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	3,700	3,775
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2028	4,170	4,285
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2028	1,525	1,586
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2028	500	520
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2029	1,605	1,694
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2030	1,685	1,787
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2030	1,105	1,181
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2031	1,000	1,057
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2032	1,220	1,328
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2033	1,000	1,050
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2033	1,285	1,392
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2034	1,000	1,046
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2035	725	755
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2037	1,600	1,653
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2039	425	442
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2040	740	766
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/2029	425	450
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/2031	475	517
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/2032	435	479
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/2037	2,015	2,138
	Vista Unified School District GO	4.000%	8/1/2035	1,210	1,225
	Vista Unified School District GO	3.000%	8/1/2038	1,645	1,451
	Vista Unified School District GO	3.000%	8/1/2039	1,300	1,117
[4]	Vista Unified School District GO	5.000%	8/1/2044	1,300	1,387
[4]	Vista Unified School District GO	5.000%	8/1/2046	1,500	1,586
[2]	Walnut Valley Unified School District GO	0.000%	8/1/2028	1,880	1,784
[2]	Washington CA Yolo County Unified School District GO	0.000%	8/1/2027	3,440	3,354
	Washington Township Health Care District GO	4.000%	8/1/2027	1,055	1,056
	Washington Township Health Care District GO	3.000%	8/1/2035	2,025	1,841
	Washington Township Health Care District GO	5.250%	8/1/2040	900	957
[4]	Washington Township Health Care District GO	4.125%	8/1/2041	400	385
[4]	Washington Township Health Care District GO	4.125%	8/1/2042	500	476
[4]	Washington Township Health Care District GO	4.250%	8/1/2043	600	575
[4]	Washington Township Health Care District GO	4.250%	8/1/2045	900	856
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	430	436
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	930	942
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	755	765
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,155	1,170
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,075	1,096
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,005	1,017
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,165	1,179
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	755	785
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	400	416
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,540	1,556
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	765	792
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,310	1,371
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/2031	815	788
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.750%	7/1/2031	150	148
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,000	1,031
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	375	390
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2032	1,665	1,560
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2032	1,000	983
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	2,340	2,360
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,575	1,620
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2033	1,870	1,727
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	2,975	2,999
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/2034	2,425	2,220
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2034	2,995	2,895
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2034	650	628
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/2035	100	90
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	2,000	1,909
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	625	588
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2036	1,430	1,241
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2036	2,060	1,940

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	500	509
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2037	750	636
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	1,250	1,034
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.250%	7/1/2038	25	21
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2040	530	535
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2041	400	401
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	400	400
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2043	325	323
[4]	West Contra Costa Unified School District GO	0.000%	8/1/2027	850	829
[2]	West Contra Costa Unified School District GO	0.000%	8/1/2028	6,400	6,046
[4]	West Contra Costa Unified School District GO	0.000%	8/1/2028	900	853
[4]	West Contra Costa Unified School District GO	0.000%	8/1/2029	2,000	1,829
[2]	West Contra Costa Unified School District GO	0.000%	8/1/2030	6,235	5,489
[4]	West Contra Costa Unified School District GO	4.000%	8/1/2031	1,000	1,045
[4]	West Contra Costa Unified School District GO	0.000%	8/1/2032	1,300	1,066
[2,3]	West Contra Costa Unified School District GO	0.000%	8/1/2032	2,850	2,325
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2032	1,350	1,338
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2032	1,695	1,680
[4]	West Contra Costa Unified School District GO	0.000%	8/1/2033	2,650	2,086
[2]	West Contra Costa Unified School District GO	0.000%	8/1/2033	1,000	780
[1,4]	West Contra Costa Unified School District GO	0.000%	8/1/2033	8,010	6,289
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2033	1,000	981
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2033	1,265	1,241
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2033	550	619
[2]	West Contra Costa Unified School District GO	0.000%	8/1/2034	3,730	2,780
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2034	1,800	1,729
[4]	West Contra Costa Unified School District GO	0.000%	8/1/2036	1,000	683
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2036	1,910	1,769
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2036	1,000	1,128
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2037	750	681
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2037	800	894
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2038	660	584
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2038	700	619
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2038	1,125	1,234
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2038	1,435	1,574
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2038	1,745	1,914
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2038	850	941
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2039	665	574
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2039	700	605
[3]	West Contra Costa Unified School District GO	4.000%	8/1/2039	3,025	3,019
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2039	1,250	1,353
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2039	1,395	1,510
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2040	700	587
[4]	West Contra Costa Unified School District GO	3.000%	8/1/2040	700	587
[3]	West Contra Costa Unified School District GO	4.000%	8/1/2040	2,235	2,207
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2040	1,100	1,184
[3]	West Contra Costa Unified School District GO	4.000%	8/1/2041	3,130	3,077
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2041	1,000	1,071
[3]	West Contra Costa Unified School District GO	4.000%	8/1/2042	1,545	1,511
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2042	1,000	1,067
[3]	West Contra Costa Unified School District GO	4.000%	8/1/2043	1,400	1,358
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2043	1,190	1,266
[3]	West Contra Costa Unified School District GO	5.000%	8/1/2044	1,200	1,273
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/2035	760	778
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/2037	660	668
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/2038	1,095	1,100
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/2040	1,495	1,462
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/2041	1,550	1,472
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/2037	475	435
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/2038	930	835
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/2039	2,020	1,770
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/2040	1,060	896
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/2042	3,640	2,939
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	4.000%	4/1/2046	1,000	933
	West Sonoma County Union High School District GO	0.000%	8/1/2037	1,640	1,085
	West Sonoma County Union High School District GO	5.000%	8/1/2037	500	515
	West Sonoma County Union High School District GO	5.000%	8/1/2040	1,020	1,044
	West Valley-Mission Community College District GO	5.000%	8/1/2039	3,000	3,349
	West Valley-Mission Community College District GO	5.000%	8/1/2040	3,000	3,318
	West Valley-Mission Community College District GO	5.000%	8/1/2041	2,000	2,198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Valley-Mission Community College District GO	5.000%	8/1/2042	1,515	1,658
	West Valley-Mission Community College District GO	5.000%	8/1/2043	2,985	3,253
	West Valley-Mission Community College District GO	5.000%	8/1/2044	3,000	3,253
	West Valley-Mission Community College District GO	5.000%	8/1/2045	9,500	10,266
	West Valley-Mission Community College District GO	5.000%	8/1/2046	5,395	5,800
[3]	Western Placer Unified School District GO	4.000%	8/1/2031	885	893
[3]	Western Placer Unified School District GO	4.000%	8/1/2031	755	762
[3]	Western Placer Unified School District GO	4.000%	8/1/2032	920	927
[3]	Western Placer Unified School District GO	4.000%	8/1/2034	990	996
[3]	Western Placer Unified School District GO	4.000%	8/1/2034	545	548
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/2038	1,125	1,215
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	5.000%	6/1/2039	1,195	1,280
	Western Placer Waste Management Authority Resource Recovery Revenue (Material Recovery Facility Project)	4.000%	6/1/2042	6,750	6,271
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2026	450	450
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2027	450	456
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2028	235	240
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2029	400	411
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2030	410	424
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2031	225	233
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2032	300	309
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2033	415	425
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2034	500	510
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2035	300	304
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2036	550	556
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2037	500	502
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2038	530	531
[4]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2040	1,160	1,139
	Westside Union School District GO	0.000%	8/1/2032	1,055	873
	Wildomar CA Special Tax Revenue	5.000%	9/1/2041	135	136
	Wildomar CA Special Tax Revenue	5.000%	9/1/2046	165	166
[4]	William S Hart Union High School District GO	0.000%	9/1/2029	10	9
	William S Hart Union High School District GO	0.000%	8/1/2033	3,070	2,423
[4]	William S Hart Union High School District GO	0.000%	8/1/2035	1,000	725
[4]	Windsor Joint Powers Financing Authority Sewer Revenue	5.000%	11/1/2042	1,190	1,290
[3]	Windsor Unified School District GO	0.000%	8/1/2037	2,000	1,309
[4]	Wiseburn School District GO	0.000%	8/1/2034	2,000	1,523
	Yuba Community College District GO	3.000%	8/1/2028	1,000	1,001
	Yuba Community College District GO	3.000%	8/1/2029	2,000	2,000
[3]	Yuba Community College District GO	0.000%	8/1/2038	3,755	2,315
					19,143,036
American Samoa (0.0%)
[10]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2028	235	240
[10]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2029	225	231
[10]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2031	270	279
[10]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2033	250	259
[10]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2034	335	346
[10]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2035	415	427
[10]	American Samoa Economic Development Authority Income Tax Revenue	5.250%	9/1/2045	100	98
					1,880
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2032	180	192
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2033	370	397
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2034	390	420
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2035	305	329
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2036	140	150
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2037	100	106
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2038	180	189
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2039	150	159
	Guam Government Waterworks Authority Water Revenue	5.250%	7/1/2040	220	230
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2043	750	760
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/2030	375	395
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	115	118
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	190	197
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2032	100	107
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2033	400	430
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2034	755	815

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2035	320	346
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2036	1,675	1,646
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2036	310	332
	Guam Miscellaneous Taxes Revenue	5.250%	1/1/2038	320	343
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/2042	3,035	2,789
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2030	1,495	1,569
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2030	710	745
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2031	1,960	2,070
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2032	1,600	1,699
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2032	1,000	1,062
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2036	500	530
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2037	110	115
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	1,235	1,241
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2038	135	141
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2040	1,750	1,754
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2041	380	386
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2043	975	996
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	355	360
					23,118
Indiana (0.0%)
[13]	Freddie Mac Pool	4.620%	6/1/2041	2,579	2,578
New Hampshire (0.2%)
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	3.923%	7/20/2039	33,590	31,281
New York (0.1%)
[13]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/2036	27,776	25,227
Ohio (0.1%)
[13]	Freddie Mac Pool	4.250%	9/1/2041	9,555	9,027
Pennsylvania (0.0%)
[13]	Freddie Mac Pool	3.500%	8/1/2041	2,448	2,144
Puerto Rico (1.4%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	8,104	8,237
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	27,568	28,959
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	42,665	46,030
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	9,313	6,796
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	26,900	26,791
	Commonwealth of Puerto Rico GO	4.000%	7/1/2035	13,353	13,150
	Commonwealth of Puerto Rico GO	4.000%	7/1/2037	16,112	15,614
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	2,315	2,389
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	250	258
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	2,175	2,276
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	495	518
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	5,780	6,116
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	2,985	3,164
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	650	689
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	9,290	9,913
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2035	1,500	1,562
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	925	958
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	259
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	1,445	1,506
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	6,140	5,762
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	3,330	3,125
[10]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	10,720	10,059
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	13,916	13,543
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	961	936
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	4,301	3,917
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	750	685
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	21,812	18,598
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	706	602
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	15,217	12,029
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	26,012	25,430
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	1,723	1,684
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/2040	2,000	1,978
					273,533

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virgin Islands (0.0%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2026	455	456
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2027	1,540	1,563
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2033	1,175	1,271
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2035	1,930	2,103
					5,393
Virginia (0.1%)
[13]	Freddie Mac Pool	4.300%	4/1/2043	11,820	11,175
Total Tax-Exempt Municipal Bonds (Cost $19,873,290)					19,528,392
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	25,006	17,817
	Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	9,578	6,944
Total Taxable Municipal Bonds (Cost $21,366)					24,761
Total Investments (100.7%) (Cost $19,894,656)					19,553,153
Other Assets and Liabilities—Net (-0.7%)					(144,175)
Net Assets (100%)					19,408,978
Cost is in $000.

1	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
2	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2026.
6	Step bond.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, the aggregate value was $811,376, representing 4.2% of net assets.

11	Securities with a value of $2,093 have been segregated as initial margin for open futures contracts.
12	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
13
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

14	Non-income-producing security—security in default.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2026	2,251	237,938	(1,462)

Short Futures Contracts
Long U.S. Treasury Bond	December 2026	(200)	(21,725)	196
Ultra 10-Year U.S. Treasury Note	December 2026	(321)	(35,124)	153
				349
				(1,113)

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
10/30/2026	JPMC	12,667	Buy	20-Year MMD AAA General Obligation Scale	4.040%	(569)	—	(569)
11/2/2026	JPMC	12,667	Buy	20-Year MMD AAA General Obligation Scale	4.060%	(536)	—	(536)
						(1,105)	—	(1,105)

JPMC—JPMorgan Chase Bank, N.A.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	19,528,392	—	19,528,392
Taxable Municipal Bonds	—	24,761	—	24,761
Total	—	19,553,153	—	19,553,153

Derivative Financial Instruments
Assets
Futures Contracts[1]	349	—	—	349
Liabilities
Futures Contracts[1]	(1,462)	—	—	(1,462)
Swap Contracts	—	(1,105)	—	(1,105)
Total	(1,462)	(1,105)	—	(2,567)

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.